MainStay Candriam Emerging Markets Debt Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 90.1%
Corporate Bonds 10.6%
Brazil 1.2%
MARB BondCo plc
Series Reg S
3.95%, due 1/29/31	$ 500,000	$ 370,300
Rumo Luxembourg SARL
Series Reg S
4.20%, due 1/18/32	500,000	404,600
		774,900
China 1.0%
Alibaba Group Holding Ltd.
4.20%, due 12/6/47	800,000	624,849
Georgia 0.8%
Georgian Railway JSC
Series Reg S
4.00%, due 6/17/28	600,000	517,140
Mexico 1.7%
Alpek SAB de CV
Series Reg S
3.25%, due 2/25/31	750,000	605,508
Orbia Advance Corp. SAB de CV
Series Reg S
5.875%, due 9/17/44	500,000	444,411
		1,049,919
Peru 0.9%
Lima Metro Line 2 Finance Ltd.
Series Reg S
4.35%, due 4/5/36	621,660	564,157
Saudi Arabia 4.0%
EIG Pearl Holdings SARL
Series Reg S
4.387%, due 11/30/46	1,000,000	779,752
GACI First Investment Co.
Series Reg S
4.875%, due 2/14/35	500,000	477,600
Greensaif Pipelines Bidco SARL
Series Reg S
6.129%, due 2/23/38	250,000	256,952
Series Reg S
6.129%, due 2/23/38	500,000	513,903

	Principal Amount	Value
Corporate Bonds
Saudi Arabia
TMS Issuer SARL
Series Reg S
5.78%, due 8/23/32	$ 500,000	$ 510,000
		2,538,207
United Arab Emirates 0.8%
Masdar Abu Dhabi Future Energy Co.
Series Reg S
4.875%, due 7/25/33	482,000	477,782
Venezuela 0.2%
Petroleos de Venezuela SA
5.375%, due 4/12/27 (a)(b)(c)	3,000,000	105,000
Total Corporate Bonds (Cost $7,958,983)		6,651,954
Foreign Government Bonds 79.5%
Albania 1.6%
Albania Government Bond
Series Reg S
5.90%, due 6/9/28	EUR 947,000	1,024,307
Angola 2.2%
Angola Government Bond
Series Reg S
8.75%, due 4/14/32	$ 800,000	700,928
Series Reg S
9.125%, due 11/26/49	500,000	403,750
Series Reg S
9.375%, due 5/8/48	300,000	248,010
		1,352,688
Argentina 3.7%
Argentina Government Bond
3.50%, due 7/9/41 (d)	3,900,000	1,261,860
Buenos Aires Government Bond
Series Reg S
5.25%, due 9/1/37 (d)	2,700,000	1,046,250
		2,308,110
Azerbaijan 1.1%
Southern Gas Corridor CJSC
Series Reg S
6.875%, due 3/24/26	700,000	710,444

	Principal Amount	Value
Foreign Government Bonds
Brazil 1.2%
Brazil Government Bond (e)
4.75%, due 1/14/50	$ 300,000	$ 229,424
8.75%, due 2/4/25	500,000	524,175
		753,599
Chile 3.0%
Chile Government Bond
3.10%, due 1/22/61	300,000	195,090
3.25%, due 9/21/71	600,000	388,255
3.50%, due 4/15/53 (e)	550,000	408,195
4.125%, due 7/5/34	800,000	866,406
		1,857,946
Colombia 6.0%
Colombia Government Bond
4.50%, due 1/28/26	500,000	480,666
5.00%, due 6/15/45	300,000	215,686
5.20%, due 5/15/49	300,000	217,822
6.125%, due 1/18/41	500,000	424,336
7.50%, due 2/2/34	500,000	504,691
8.00%, due 4/20/33	987,000	1,035,654
Ecopetrol SA
4.625%, due 11/2/31	700,000	557,516
8.875%, due 1/13/33	300,000	307,751
		3,744,122
Cote D'Ivoire 3.0%
Ivory Coast Government Bond
Series Reg S
4.875%, due 1/30/32	EUR 1,500,000	1,334,903
Series Reg S
5.75%, due 12/31/32 (d)	$ 566,945	532,928
		1,867,831
Croatia 1.3%
Croatia Government Bond
Series Reg S
6.00%, due 1/26/24	800,000	799,008
Dominican Republic 6.6%
Dominican Republic Government Bond
Series Reg S
4.875%, due 9/23/32	300,000	259,822
Series Reg S
5.50%, due 1/27/25	500,000	492,375
Series Reg S
5.50%, due 2/22/29	300,000	284,946

	Principal Amount	Value
Foreign Government Bonds
Dominican Republic
Dominican Republic Government Bond
Series Reg S
5.875%, due 1/30/60 (e)	$ 1,000,000	$ 789,999
Series Reg S
5.95%, due 1/25/27	700,000	690,254
Series Reg S
6.40%, due 6/5/49	500,000	436,308
Series Reg S
6.875%, due 1/29/26	1,200,000	1,210,229
		4,163,933
Ecuador 0.0% ‡
Ecuador Government Bond
Series Reg S
3.50%, due 7/31/35 (d)	71,352	24,527
Ghana 2.2%
Ghana Government Bond (a)(c)
Series Reg S
7.75%, due 4/7/29	700,000	316,750
Series Reg S
7.875%, due 2/11/35	900,000	409,500
Series Reg S
8.627%, due 6/16/49	1,500,000	667,500
		1,393,750
Guatemala 0.7%
Guatemala Government Bond
Series Reg S
6.60%, due 6/13/36	406,000	415,531
Hungary 2.1%
Hungary Government Bond
Series Reg S
5.00%, due 2/22/27	EUR 700,000	779,646
7.625%, due 3/29/41	$ 500,000	565,793
		1,345,439
Indonesia 3.1%
Pertamina Persero PT
Series Reg S
4.15%, due 2/25/60	500,000	371,875
5.625%, due 5/20/43 (f)	800,000	767,477
Series Reg S
6.00%, due 5/3/42	800,000	794,762
		1,934,114

	Principal Amount	Value
Foreign Government Bonds
Iraq 0.8%
Iraq Government Bond
Series Reg S
5.80%, due 1/15/28	$ 506,250	$ 469,176
Jordan 1.6%
Jordan Government Bond
Series Reg S
7.50%, due 1/13/29	1,000,000	1,010,034
Mexico 4.4%
Comision Federal de Electricidad
Series Reg S
3.875%, due 7/26/33	500,000	391,058
Series Reg S
4.677%, due 2/9/51	700,000	479,787
Mexico Government Bond
3.50%, due 2/12/34	500,000	419,756
3.75%, due 4/19/71	1,000,000	662,576
3.771%, due 5/24/61	300,000	203,858
5.75%, due 10/12/10	700,000	624,315
		2,781,350
Montenegro 1.0%
Montenegro Government Bond
Series Reg S
2.875%, due 12/16/27 (e)	EUR 700,000	652,048
Morocco 1.0%
Morocco Government Bond
Series Reg S
5.95%, due 3/8/28	$ 340,000	342,238
Series Reg S
6.50%, due 9/8/33	300,000	309,750
		651,988
Mozambique 0.6%
Mozambique Government Bond
Series Reg S
5.00%, due 9/15/31 (d)	500,000	391,300
Nigeria 2.0%
Nigeria Government Bond
Series Reg S
7.625%, due 11/21/25	500,000	490,000
Series Reg S
7.625%, due 11/28/47	200,000	149,200

	Principal Amount	Value
Foreign Government Bonds
Nigeria
Nigeria Government Bond
Series Reg S
7.875%, due 2/16/32	$ 700,000	$ 610,750
		1,249,950
Panama 3.5%
Aeropuerto Internacional de Tocumen SA
Series Reg S
5.125%, due 8/11/61	400,000	324,040
Panama Government Bond
3.87%, due 7/23/60	500,000	332,043
4.50%, due 4/1/56	400,000	300,005
4.50%, due 1/19/63	800,000	591,092
6.40%, due 2/14/35	400,000	417,626
9.375%, due 4/1/29	200,000	239,280
		2,204,086
Papua New Guinea 0.8%
Papua New Guinea Government Bond
Series Reg S
8.375%, due 10/4/28	525,000	486,544
Peru 1.5%
Peru Government Bond
3.23%, due 7/28/21	600,000	359,547
3.60%, due 1/15/72	400,000	269,191
6.55%, due 3/14/37	300,000	333,629
		962,367
Poland 1.2%
Poland Government Bond
Series Reg S
3.875%, due 2/14/33	EUR 200,000	218,479
Series Reg S
4.25%, due 2/14/43	500,000	537,848
		756,327
Republic of North Macedonia 1.1%
North Macedonia Government Bond
Series Reg S
6.96%, due 3/13/27	600,000	680,184
Republic of the Congo 0.8%
Congo Government Bond
Series Reg S
6.00%, due 6/30/29 (d)	$ 627,000	526,680

	Principal Amount	Value
Foreign Government Bonds
Romania 5.8%
Romanian Government Bond
Series Reg S
2.125%, due 3/7/28	EUR 600,000	$ 582,658
Series Reg S
3.375%, due 1/28/50	1,000,000	722,371
Series Reg S
3.75%, due 2/7/34	1,200,000	1,086,278
Series Reg S
5.125%, due 6/15/48	$ 600,000	524,148
Series Reg S
6.00%, due 5/25/34	700,000	699,790
		3,615,245
Saudi Arabia 0.6%
Saudi Government Bond
Series Reg S
3.45%, due 2/2/61	500,000	343,026
Senegal 2.6%
Senegal Government Bond
Series Reg S
5.375%, due 6/8/37	EUR 1,358,000	1,053,397
Series Reg S
6.25%, due 5/23/33	$ 642,000	551,914
		1,605,311
South Africa 1.5%
South Africa Government Bond
4.30%, due 10/12/28	300,000	271,050
5.75%, due 9/30/49	250,000	186,852
5.875%, due 4/20/32	300,000	274,874
7.30%, due 4/20/52	250,000	222,165
		954,941
Sri Lanka 0.9%
Sri Lanka Government Bond (a)(c)
Series Reg S
6.825%, due 7/18/26	650,000	296,839
Series Reg S
7.55%, due 3/28/30	650,000	288,633
		585,472
Tajikistan 0.9%
Tajiskistan Government Bond
Series Reg S
7.125%, due 9/14/27	713,000	585,017

	Principal Amount	Value
Foreign Government Bonds
Tunisia 1.3%
Tunisian Republic
Series Reg S
5.625%, due 2/17/24	EUR 300,000	$ 280,894
Series Reg S
5.75%, due 1/30/25	$ 800,000	558,400
		839,294
Turkey 2.1%
Turkey Government Bond
5.75%, due 5/11/47	1,800,000	1,320,041
Ukraine 2.1%
NPC Ukrenergo
Series Reg S
6.875%, due 11/9/28 (a)(b)(c)	1,150,000	307,423
State Agency of Roads of Ukraine
Series Reg S
6.25%, due 6/24/30 (a)(b)(c)	2,227,000	590,155
Ukraine Government Bond
Series Reg S
7.253%, due 3/15/35 (a)(b)(c)	1,300,000	386,750
		1,284,328
United Arab Emirates 0.8%
Finance Department Government of Sharjah
Series Reg S
4.00%, due 7/28/50	800,000	515,280
Uruguay 0.4%
Uruguay Government Bond
9.75%, due 7/20/33	UYU 8,542,218	237,240
Venezuela 0.8%
Petroleos de Venezuela SA (a)(b)(c)
Series Reg S
6.00%, due 5/16/24	$ 2,500,000	87,500
Series Reg S
6.00%, due 11/15/26 (g)	2,500,000	87,500
Venezuela Government Bond
Series Reg S
9.25%, due 5/7/28 (a)(b)(c)	4,095,000	348,075
		523,075

	Principal Amount	Value
Foreign Government Bonds
Zambia 1.6%
Zambia Government Bond
Series Reg S
8.97%, due 7/30/27 (a)(c)	$ 1,700,000	$ 974,440
Total Foreign Government Bonds (Cost $60,153,710)		49,900,093
Total Long-Term Bonds (Cost $68,112,693)		56,552,047

	Shares
Short-Term Investment 1.8%
Unaffiliated Investment Company 1.8%
United States 1.8%
Invesco Government & Agency Portfolio, 5.303% (h)(i)	1,155,158	1,155,158
Total Short-Term Investment (Cost $1,155,158)		1,155,158
Total Investments (Cost $69,267,851)	91.9%	57,707,205
Other Assets, Less Liabilities	8.1	5,059,776
Net Assets	100.0%	$ 62,766,981

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Issue in default.
(b)	Illiquid security—As of July 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $1,912,403, which represented 3.0% of the Fund’s net assets.
(c)	Issue in non-accrual status.
(d)	Step coupon—Rate shown was the rate in effect as of July 31, 2023.
(e)	All or a portion of this security was held on loan. As of July 31, 2023, the aggregate market value of securities on loan was $1,100,345. The Fund received cash collateral with a value of $1,155,158.
(f)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2023.
(h)	Current yield as of July 31, 2023.
(i)	Represents a security purchased with cash collateral received for securities on loan.

Foreign Currency Forward Contracts
As of July 31, 2023, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)[2]
USD	1,128,430	EUR	1,000,000	Barclays Capital	10/18/23	$ 24,706
USD	9,025,633	EUR	8,000,000	JPMorgan Chase Bank N.A.	10/18/23	195,839
USD	391,180	EUR	350,000	JPMorgan Chase Bank N.A.	10/18/23	4,876
Total Unrealized Appreciation						$ 225,421

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
2.	As of July 31, 2023, cash in the amount of $570,000 was on deposit with a broker or forward commission merchant for forward transactions.
Futures Contracts
As of July 31, 2023, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	157	September 2023	$ 17,137,043	$ 16,770,789	$ (366,254)
U.S. Treasury 10 Year Notes	45	September 2023	5,041,597	5,013,281	(28,316)
Total Long Contracts					(394,570)
Short Contracts
Euro-Bund	(25)	September 2023	(3,633,716)	(3,655,837)	(22,121)
Euro-Buxl	(5)	September 2023	(729,283)	(739,854)	(10,571)
Total Short Contracts					(32,692)
Net Unrealized Depreciation					$ (427,262)

1.	As of July 31, 2023, cash in the amount of $476,101 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2023.

Abbreviation(s):
EUR—Euro
USD—United States Dollar
UYU—Uruguay Peso

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 6,651,954	$ —	$ 6,651,954
Foreign Government Bonds	—	49,900,093	—	49,900,093
Total Long-Term Bonds	—	56,552,047	—	56,552,047
Short-Term Investment
Unaffiliated Investment Company	1,155,158	—	—	1,155,158
Total Investments in Securities	1,155,158	56,552,047	—	57,707,205
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	225,421	—	225,421
Total Investments in Securities and Other Financial Instruments	$ 1,155,158	$ 56,777,468	$ —	$ 57,932,626
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (427,262)	$ —	$ —	$ (427,262)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Income Builder Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 41.1%
Asset-Backed Securities 4.1%
Automobile Asset-Backed Securities 1.6%
American Credit Acceptance Receivables Trust (a)
Series 2021-2, Class D
1.34%, due 7/13/27	$ 840,000	$ 798,715
Series 2021-3, Class D
1.34%, due 11/15/27	1,865,000	1,756,112
Series 2021-2, Class E
2.54%, due 7/13/27	910,000	846,786
Series 2020-4, Class F
5.22%, due 8/13/27	565,000	556,077
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2021-1A, Class A
1.38%, due 8/20/27	1,530,000	1,346,406
Series 2020-2A, Class A
2.02%, due 2/20/27	2,160,000	1,962,063
Series 2020-1A, Class A
2.33%, due 8/20/26	635,000	593,495
Series 2023-3A, Class A
5.44%, due 2/22/28	1,065,000	1,047,762
CPS Auto Receivables Trust
Series 2021-C, Class E
3.21%, due 9/15/28 (a)	375,000	345,161
Drive Auto Receivables Trust
Series 2021-2, Class D
1.39%, due 3/15/29	1,200,000	1,116,105
Exeter Automobile Receivables Trust
Series 2021-3A, Class D
1.55%, due 6/15/27	1,175,000	1,079,726
Flagship Credit Auto Trust (a)
Series 2021-1, Class D
1.27%, due 3/15/27	1,220,000	1,111,628
Series 2020-3, Class D
2.50%, due 9/15/26	580,000	540,136
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A
4.06%, due 11/15/30	875,000	827,599
GLS Auto Receivables Issuer Trust
Series 2019-4A, Class D
4.09%, due 8/17/26 (a)	1,125,000	1,096,343
Hertz Vehicle Financing III LP
Series 2021-2A, Class D
4.34%, due 12/27/27 (a)	2,070,000	1,800,272
Hertz Vehicle Financing LLC
Series 2021-1A, Class B
1.56%, due 12/26/25 (a)	1,235,000	1,160,327

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
JPMorgan Chase Bank NA
Series 2020-1, Class B
0.991%, due 1/25/28 (a)	$ 18,532	$ 18,448
		18,003,161
Home Equity Asset-Backed Securities 0.0% ‡
Equity One Mortgage Pass-Through Trust
Series 2003-3, Class AF4
5.495%, due 12/25/33 (b)	1,502	1,493
J.P. Morgan Mortgage Acquisition Trust
Series 2007-HE1, Class AF1
4.409% (1 Month SOFR + 0.214%), due 3/25/47 (c)	293,782	178,281
Mastr Asset-Backed Securities Trust
Series 2006-HE4, Class A1
5.512% (1 Month SOFR + 0.214%), due 11/25/36 (c)	476,758	150,733
		330,507
Other Asset-Backed Securities 2.5%
American Airlines Pass-Through Trust
Series 2016-2, Class AA
3.20%, due 6/15/28	473,960	426,530
Series 2016-2, Class A
3.65%, due 6/15/28	1,101,260	957,559
AMSR Trust
Series 2020-SFR4, Class A
1.355%, due 11/17/37 (a)	2,643,000	2,392,402
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (United Kingdom) (a)	1,899,971	1,601,018
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	2,521,047	2,195,257
Series 2020-1, Class A1
1.69%, due 7/15/60	1,236,746	1,113,897
Series 2020-1, Class A2
1.99%, due 7/15/60	1,223,647	1,029,706
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	60,195	59,223
DB Master Finance LLC
Series 2021-1A, Class A23
2.791%, due 11/20/51 (a)	1,807,475	1,431,862
FirstKey Homes Trust
Series 2020-SFR1, Class A
1.339%, due 8/17/37 (a)	978,846	890,021
Home Partners of America Trust (a)
Series 2021-2, Class A
1.901%, due 12/17/26	656,850	580,173

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Home Partners of America Trust (a)
Series 2021-2, Class B
2.302%, due 12/17/26	$ 1,301,109	$ 1,151,767
Mosaic Solar Loan Trust
Series 2020-1A, Class A
2.10%, due 4/20/46 (a)	1,589,259	1,359,186
Navient Private Education Refi Loan Trust (a)
Series 2021-BA, Class A
0.94%, due 7/15/69	502,726	434,312
Series 2020-EA, Class A
1.69%, due 5/15/69	749,766	669,033
Series 2021-EA, Class B
2.03%, due 12/16/69	3,245,000	2,150,836
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	1,585,000	1,358,942
Series 2021-1, Class B1
2.41%, due 10/20/61	1,640,000	1,363,891
Progress Residential Trust (a)
Series 2020-SFR3, Class A
1.294%, due 10/17/27	1,573,585	1,423,554
Series 2021-SFR4, Class B
1.808%, due 5/17/38	1,780,000	1,580,913
Taco Bell Funding LLC
Series 2021-1A, Class A23
2.542%, due 8/25/51 (a)	1,408,550	1,091,962
U.S. Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, due 10/1/24	902,109	905,336
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	1,345,182	1,338,488
		27,505,868
Total Asset-Backed Securities (Cost $51,166,989)		45,839,536
Corporate Bonds 17.4%
Aerospace & Defense 0.1%
Embraer Netherlands Finance BV
7.00%, due 7/28/30 (Brazil) (a)	640,000	646,784
Agriculture 0.1%
BAT Capital Corp.
3.734%, due 9/25/40 (United Kingdom)	1,005,000	714,849

	Principal Amount	Value
Corporate Bonds
Agriculture
BAT International Finance plc
4.448%, due 3/16/28 (United Kingdom)	$ 615,000	$ 588,424
		1,303,273
Airlines 0.6%
American Airlines, Inc. (a)
5.50%, due 4/20/26	1,283,333	1,264,099
5.75%, due 4/20/29	850,000	822,901
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	810,000	793,917
4.75%, due 10/20/28	2,125,000	2,056,687
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	1,488,000	1,487,917
		6,425,521
Auto Manufacturers 1.1%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	200,000	187,535
2.70%, due 8/10/26	940,000	842,629
4.125%, due 8/17/27	1,050,000	960,813
6.80%, due 5/12/28	730,000	736,708
6.95%, due 3/6/26	660,000	666,508
General Motors Financial Co., Inc.
2.35%, due 1/8/31	810,000	642,115
2.70%, due 6/10/31	2,015,000	1,619,218
4.30%, due 4/6/29	1,125,000	1,046,218
Nissan Motor Acceptance Co. LLC (a)
1.125%, due 9/16/24	1,935,000	1,822,075
1.85%, due 9/16/26	3,205,000	2,791,939
Volkswagen Group of America Finance LLC
4.60%, due 6/8/29 (Germany) (a)	840,000	812,226
		12,127,984
Banks 5.7%
Banco Santander SA
5.294%, due 8/18/27 (Spain)	1,800,000	1,767,700
Bank of America Corp. (d)
2.087%, due 6/14/29	820,000	703,541
2.496%, due 2/13/31	1,600,000	1,340,484
2.572%, due 10/20/32	1,195,000	969,843
Series MM
4.30%, due 1/28/25 (e)	1,424,000	1,289,399
Barclays plc (United Kingdom) (c)(e)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	2,000,000	1,454,484
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	1,035,000	962,550
BNP Paribas SA (France) (a)
3.052%, due 1/13/31 (d)	1,170,000	1,001,971
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (c)(e)	1,450,000	1,219,927
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (c)(e)	2,090,000	1,598,283

	Principal Amount	Value
Corporate Bonds
Banks
BNP Paribas SA (France) (a)
7.75% (5 Year Treasury Constant Maturity Rate + 4.899%), due 8/16/29 (c)(e)	$ 550,000	$ 547,470
BPCE SA (France) (a)
2.045%, due 10/19/27 (d)	1,255,000	1,110,342
5.125%, due 1/18/28	910,000	895,286
Citigroup, Inc.
3.668%, due 7/24/28 (d)	1,180,000	1,101,426
3.98%, due 3/20/30 (d)	2,370,000	2,197,372
Series Y
4.15% (5 Year Treasury Constant Maturity Rate + 3.00%), due 11/15/26 (c)(e)	1,760,000	1,474,000
6.625%, due 6/15/32	770,000	813,198
Citizens Bank NA
6.064%, due 10/24/25 (d)	555,000	537,364
Citizens Financial Group, Inc.
2.638%, due 9/30/32 (f)	1,720,000	1,271,328
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (France) (a)(c)(e)	2,340,000	1,910,376
Deutsche Bank AG (Germany)
Series E
0.962%, due 11/8/23	1,555,000	1,533,093
3.035%, due 5/28/32 (d)	600,000	478,956
6.586% (SOFR + 1.219%), due 11/16/27 (c)	1,945,000	1,794,886
First Horizon Bank
5.75%, due 5/1/30	1,555,000	1,386,468
First Horizon Corp.
4.00%, due 5/26/25	2,100,000	1,973,777
Freedom Mortgage Corp.
7.625%, due 5/1/26 (a)	860,000	786,742
Goldman Sachs Group, Inc. (The)
1.431%, due 3/9/27 (d)	1,255,000	1,125,340
1.948%, due 10/21/27 (d)	1,435,000	1,279,906
1.992%, due 1/27/32 (d)	1,165,000	917,618
6.75%, due 10/1/37	829,000	898,374
HSBC Holdings plc
3.973%, due 5/22/30 (United Kingdom) (d)	1,350,000	1,219,302
Intesa Sanpaolo SpA
7.00%, due 11/21/25 (Italy) (a)	585,000	594,575
JPMorgan Chase & Co. (d)
2.182%, due 6/1/28	1,800,000	1,602,092
Series HH
4.60%, due 2/1/25 (e)	447,000	422,415
Lloyds Banking Group plc (United Kingdom)
4.582%, due 12/10/25	1,038,000	1,000,672
4.65%, due 3/24/26	1,690,000	1,629,145
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (c)	870,000	818,566
Macquarie Group Ltd.
2.871%, due 1/14/33 (Australia) (a)(d)	1,925,000	1,527,597

	Principal Amount	Value
Corporate Bonds
Banks
Mizuho Financial Group, Inc.
3.261% (1 Year Treasury Constant Maturity Rate + 1.25%), due 5/22/30 (Japan) (c)	$ 795,000	$ 702,471
Morgan Stanley (d)
2.484%, due 9/16/36	2,115,000	1,621,363
2.511%, due 10/20/32	1,530,000	1,233,727
NatWest Group plc
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (United Kingdom) (c)	3,705,000	3,339,494
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (d)	735,000	738,210
Societe Generale SA (France) (a)(c)(e)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	935,000	785,980
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	2,240,000	1,786,624
Standard Chartered plc
1.822% (1 Year Treasury Constant Maturity Rate + 0.95%), due 11/23/25 (United Kingdom) (a)(c)	2,510,000	2,362,661
UBS Group AG (Switzerland) (a)
3.091%, due 5/14/32 (d)	1,040,000	859,085
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (c)(e)	2,350,000	1,753,218
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (c)	410,000	392,929
6.442%, due 8/11/28 (d)	365,000	370,613
Wells Fargo & Co. (d)
3.35%, due 3/2/33	935,000	800,467
5.557%, due 7/25/34	665,000	667,623
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (Australia) (c)	1,255,000	966,161
		63,536,494
Biotechnology 0.0% ‡
Amgen, Inc.
5.75%, due 3/2/63	540,000	542,809
Chemicals 0.3%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (Brazil) (a)	1,535,000	1,409,282
Huntsman International LLC
4.50%, due 5/1/29	1,862,000	1,728,932
		3,138,214
Commercial Services 0.1%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (United Kingdom) (a)	935,000	869,170
California Institute of Technology
3.65%, due 9/1/2119	898,000	600,895
		1,470,065
Computers 0.6%
Dell International LLC
3.375%, due 12/15/41 (a)	2,090,000	1,485,620
4.90%, due 10/1/26	1,199,000	1,186,217

	Principal Amount	Value
Corporate Bonds
Computers
Dell International LLC
5.30%, due 10/1/29	$ 810,000	$ 807,892
8.10%, due 7/15/36	1,242,000	1,445,735
NCR Corp.
5.00%, due 10/1/28 (a)	1,756,000	1,588,457
		6,513,921
Diversified Financial Services 1.7%
AerCap Ireland Capital DAC
2.45%, due 10/29/26 (Ireland)	1,585,000	1,425,368
Air Lease Corp.
2.30%, due 2/1/25	1,915,000	1,811,700
4.25%, due 9/15/24	630,000	618,042
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(c)(e)	1,285,000	970,175
Ally Financial, Inc.
6.992%, due 6/13/29 (d)	550,000	554,074
8.00%, due 11/1/31	1,685,000	1,787,782
American Express Co.
5.625%, due 7/28/34 (d)	570,000	569,193
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	1,210,000	1,087,092
Avolon Holdings Funding Ltd. (Ireland) (a)
2.125%, due 2/21/26	1,515,000	1,358,719
2.875%, due 2/15/25	1,830,000	1,719,921
Banco BTG Pactual SA
2.75%, due 1/11/26 (Brazil) (a)	1,800,000	1,639,645
Capital One Financial Corp.
6.312%, due 6/8/29 (d)(f)	1,070,000	1,074,042
Nomura Holdings, Inc.
5.099%, due 7/3/25 (Japan)	1,845,000	1,817,770
OneMain Finance Corp.
3.50%, due 1/15/27	885,000	765,236
6.125%, due 3/15/24	540,000	538,596
Voya Financial, Inc.
3.65%, due 6/15/26	690,000	650,359
		18,387,714
Electric 2.0%
AEP Texas, Inc.
4.70%, due 5/15/32	1,135,000	1,088,302
Alabama Power Co.
3.00%, due 3/15/52	785,000	529,334
Arizona Public Service Co.
2.20%, due 12/15/31	1,930,000	1,516,719
Calpine Corp.
5.125%, due 3/15/28 (a)	615,000	557,705

	Principal Amount	Value
Corporate Bonds
Electric
Duke Energy Carolinas LLC
5.35%, due 1/15/53	$ 675,000	$ 677,624
Duke Energy Progress LLC
5.35%, due 3/15/53	845,000	845,966
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	2,265,000	2,048,765
Edison International
Series B
5.00% (5 Year Treasury Constant Maturity Rate + 3.901%), due 12/15/26 (c)(e)	2,140,000	1,848,899
Entergy Louisiana LLC
4.00%, due 3/15/33	1,615,000	1,467,161
Georgia Power Co.
4.95%, due 5/17/33	1,310,000	1,290,736
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	1,655,000	1,365,098
National Rural Utilities Cooperative Finance Corp.
5.80%, due 1/15/33	1,065,000	1,111,645
Nevada Power Co.
Series GG
5.90%, due 5/1/53	530,000	543,156
Ohio Power Co.
Series R
2.90%, due 10/1/51	1,000,000	651,602
Public Service Co. of Oklahoma
5.25%, due 1/15/33	415,000	412,812
Sempra
5.50%, due 8/1/33	1,115,000	1,114,737
Southern California Edison Co.
4.00%, due 4/1/47	1,320,000	1,058,386
5.70%, due 3/1/53	795,000	795,716
Virginia Electric and Power Co.
2.95%, due 11/15/51	1,035,000	690,576
5.45%, due 4/1/53	480,000	482,614
WEC Energy Group, Inc.
7.433% (3 Month LIBOR + 2.113%), due 5/15/67 (c)	1,095,000	939,510
Xcel Energy, Inc.
5.45%, due 8/15/33	1,110,000	1,108,524
		22,145,587
Entertainment 0.1%
Warnermedia Holdings, Inc.
4.279%, due 3/15/32	1,340,000	1,188,506
Environmental Control 0.0% ‡
Stericycle, Inc.
3.875%, due 1/15/29 (a)	280,000	245,781

	Principal Amount	Value
Corporate Bonds
Food 0.2%
JBS USA LUX SA
5.75%, due 4/1/33 (a)	$ 1,690,000	$ 1,624,120
Smithfield Foods, Inc.
4.25%, due 2/1/27 (a)	1,180,000	1,096,289
		2,720,409
Gas 0.2%
National Fuel Gas Co.
2.95%, due 3/1/31	375,000	305,748
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	760,000	683,690
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	845,000	700,829
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	1,180,000	789,993
		2,480,260
Insurance 0.6%
Peachtree Corners Funding Trust
3.976%, due 2/15/25 (a)	940,000	906,930
Protective Life Corp.
8.45%, due 10/15/39	1,195,000	1,398,994
Reliance Standard Life Global Funding II
2.50%, due 10/30/24 (a)	2,420,000	2,301,762
Willis North America, Inc.
2.95%, due 9/15/29	1,735,000	1,507,718
3.875%, due 9/15/49	440,000	319,058
		6,434,462
Lodging 0.2%
Las Vegas Sands Corp.
3.20%, due 8/8/24	1,415,000	1,373,538
Sands China Ltd.
5.625%, due 8/8/25 (Macao) (b)	1,310,000	1,291,663
		2,665,201
Media 0.2%
CCO Holdings LLC
4.75%, due 3/1/30 (a)	580,000	502,725
DISH DBS Corp.
5.75%, due 12/1/28 (a)	1,180,000	908,032
Grupo Televisa SAB
5.25%, due 5/24/49 (Mexico)	350,000	311,977
		1,722,734

	Principal Amount	Value
Corporate Bonds
Miscellaneous—Manufacturing 0.2%
Textron Financial Corp.
7.056% (3 Month LIBOR + 1.735%), due 2/15/42 (a)(c)	$ 2,720,000	$ 2,040,000
Oil & Gas 0.0% ‡
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (Russia) (a)(g)	745,000	581,100
Packaging & Containers 0.1%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	200,000	193,402
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	731,000	726,853
		920,255
Pharmaceuticals 0.2%
Becton Dickinson & Co.
4.669%, due 6/6/47	460,000	420,944
Teva Pharmaceutical Finance Netherlands III BV (Israel)
3.15%, due 10/1/26	575,000	520,183
4.75%, due 5/9/27	1,335,000	1,244,443
		2,185,570
Pipelines 1.1%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,580,000	1,237,466
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,375,000	1,208,849
Enbridge, Inc.
5.70%, due 3/8/33 (Canada)	1,075,000	1,089,747
Energy Transfer LP
5.35%, due 5/15/45	1,000,000	871,667
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	565,000	552,348
Enterprise Products Operating LLC
3.95%, due 1/31/60	860,000	656,271
4.20%, due 1/31/50	405,000	334,873
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,030,000	1,619,815
Hess Midstream Operations LP (a)
4.25%, due 2/15/30	320,000	280,800
5.50%, due 10/15/30	595,000	559,300
MPLX LP
2.65%, due 8/15/30	1,050,000	882,122
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	2,070,000	1,778,698

	Principal Amount	Value
Corporate Bonds
Pipelines
Western Midstream Operating LP
5.50%, due 2/1/50 (b)	$ 860,000	$ 729,349
		11,801,305
Real Estate Investment Trusts 0.9%
American Tower Corp.
3.375%, due 10/15/26	1,920,000	1,806,044
3.60%, due 1/15/28	1,025,000	948,723
Digital Realty Trust LP
4.45%, due 7/15/28	2,255,000	2,141,676
GLP Capital LP
3.35%, due 9/1/24	1,280,000	1,241,418
Invitation Homes Operating Partnership LP
2.00%, due 8/15/31	1,600,000	1,235,346
Iron Mountain, Inc.
5.25%, due 7/15/30 (a)	350,000	316,400
Starwood Property Trust, Inc. (a)
3.75%, due 12/31/24	1,120,000	1,069,600
4.375%, due 1/15/27	940,000	834,250
		9,593,457
Retail 0.1%
AutoNation, Inc.
4.75%, due 6/1/30	850,000	799,862
Nordstrom, Inc.
4.25%, due 8/1/31	985,000	776,771
		1,576,633
Software 0.1%
Fidelity National Information Services, Inc.
5.10%, due 7/15/32	655,000	649,490
Telecommunications 0.7%
Altice France SA
5.125%, due 7/15/29 (France) (a)	2,100,000	1,470,662
AT&T, Inc.
3.50%, due 9/15/53	1,344,000	911,528
3.65%, due 9/15/59	880,000	588,720
Sprint Spectrum Co. LLC
4.738%, due 3/20/25 (a)	1,581,563	1,563,988
T-Mobile USA, Inc.
2.625%, due 2/15/29	715,000	622,120
Verizon Communications, Inc.
6.421% (3 Month LIBOR + 1.10%), due 5/15/25 (c)	2,705,000	2,726,235
		7,883,253

	Principal Amount	Value
Corporate Bonds
Transportation 0.1%
Burlington Northern Santa Fe LLC
5.20%, due 4/15/54	$ 805,000	$ 808,852
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP
6.05%, due 8/1/28 (a)	845,000	847,482
Total Corporate Bonds (Cost $216,333,001)		192,583,116
Foreign Government Bonds 0.5%
Chile 0.1%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	1,695,000	1,429,205
Colombia 0.2%
Colombia Government Bond
3.25%, due 4/22/32	1,780,000	1,361,281
4.50%, due 1/28/26	560,000	538,346
		1,899,627
Mexico 0.2%
Comision Federal de Electricidad
3.875%, due 7/26/33 (a)	2,755,000	2,154,730
Total Foreign Government Bonds (Cost $6,746,134)		5,483,562
Loan Assignments 0.1%
Diversified/Conglomerate Service 0.1%
TruGreen LP (c)
First Lien Second Refinancing Term Loan
9.419% (1 Month SOFR + 4.00%), due 11/2/27	748,590	695,253
Second Lien Initial Term Loan
14.131% (3 Month SOFR + 8.50%), due 11/2/28	580,000	337,367
		1,032,620
Total Loan Assignments (Cost $1,315,409)		1,032,620
Mortgage-Backed Securities 14.6%
Agency (Collateralized Mortgage Obligations) 7.4%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	1,715,000	1,198,819
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (c)(h)	3,036,029	72,048

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5187, Class SA
(zero coupon) (SOFR 30A + 1.80%), due 1/25/52 (c)(h)	$ 2,343,205	$ 22,596
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (c)(h)	447,226	9,906
REMIC, Series 5326
(zero coupon), due 8/25/53	540,000	430,081
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	868,275	684,990
REMIC, Series 5328, Class JY
0.25%, due 9/25/50	1,590,000	1,072,300
REMIC, Series 4993, Class KS
0.867% (SOFR 30A + 5.936%), due 7/25/50 (c)(h)	3,327,718	421,110
REMIC, Series 4994, Class TS
0.917% (SOFR 30A + 5.986%), due 7/25/50 (c)(h)	1,991,427	227,948
REMIC, Series 4988, Class BA
1.50%, due 6/25/50	472,813	343,986
REMIC, Series 5038, Class KA
1.50%, due 11/25/50	1,748,708	1,302,469
REMIC, Series 4120, Class ZA
3.00%, due 10/15/42	821,112	723,693
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (h)	1,628,738	247,562
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (h)	1,886,681	294,774
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (h)	1,352,494	218,683
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (h)	1,448,086	222,121
REMIC, Series 5160
3.00%, due 10/25/51 (h)	1,639,462	194,632
REMIC, Series 4710, Class WZ
3.50%, due 8/15/47	1,020,663	910,559
REMIC, Series 4725, Class WZ
3.50%, due 11/15/47	1,832,872	1,632,827
REMIC, Series 5040
3.50%, due 11/25/50 (h)	1,177,289	186,688
REMIC, Series 5304, Class UB
4.00%, due 2/25/52	1,401,322	1,302,125
REMIC, Series 5268, Class B
4.50%, due 10/25/52	2,180,666	2,065,089
FHLMC, Strips
Series 272
(zero coupon), due 8/15/42	1,150,146	864,396
Series 311
(zero coupon), due 8/15/43	676,896	504,162
Series 311, Class S1
0.768% (SOFR 30A + 5.836%), due 8/15/43 (c)(h)	1,930,502	188,726

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC, Strips
Series 389, Class C35
2.00%, due 6/15/52 (h)	$ 2,852,819	$ 355,264
FNMA
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (c)(h)	1,337,791	11,576
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (c)(h)	9,375,650	87,976
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	1,101,806	875,122
REMIC, Series 2022-10, Class SA
0.681% (SOFR 30A + 5.75%), due 2/25/52 (c)(h)	1,922,325	228,794
REMIC, Series 2021-40, Class SI
0.767% (SOFR 30A + 5.836%), due 9/25/47 (c)(h)	2,371,153	213,787
REMIC, Series 2016-57, Class SN
0.867% (SOFR 30A + 5.936%), due 6/25/46 (c)(h)	1,926,110	192,672
REMIC, Series 2020-47, Class BD
1.50%, due 7/25/50	424,868	308,875
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (h)	1,336,606	195,802
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (h)	908,275	129,386
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (h)	3,768,416	440,765
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (h)	614,160	73,004
REMIC, Series 2013-77, Class CY
3.00%, due 7/25/43	1,300,912	1,123,326
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (h)	5,035,645	757,442
REMIC, Series 2019-13, Class PE
3.00%, due 3/25/49	732,519	652,738
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (h)	3,662,013	594,740
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	1,532,131	1,376,039
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (h)	2,364,070	460,663
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	1,462,586	1,331,685
FNMA, Strips (h)
REMIC, Series 426, Class C32
1.50%, due 2/25/52	4,149,861	389,113
REMIC, Series 427, Class C77
2.50%, due 9/25/51	3,424,553	497,622
GNMA
Series 2019-136, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 11/20/49 (c)(h)	1,038,662	11,465

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (c)(h)	$ 3,317,776	$ 40,121
Series 2023-101, Class KO
(zero coupon), due 1/20/51	2,475,000	1,674,649
Series 2021-77, Class SN
(zero coupon) (1 Month SOFR + 2.486%), due 5/20/51 (c)(h)	6,750,923	78,037
Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (c)(h)	6,415,295	71,555
Series 2021-136, Class SB
(zero coupon) (SOFR 30A + 3.20%), due 8/20/51 (c)(h)	17,184,001	248,214
Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (c)(h)	3,668,025	104,842
Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (c)(h)	6,812,667	87,196
Series 2022-19, Class SG
(zero coupon) (SOFR 30A + 2.45%), due 1/20/52 (c)(h)	5,935,929	47,451
Series 2022-24, Class SC
(zero coupon) (SOFR 30A + 2.37%), due 2/20/52 (c)(h)	30,544,827	203,807
Series 2023-56
(zero coupon), due 7/20/52	1,611,836	1,430,469
Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,531,680	1,154,389
Series 2023-53
(zero coupon), due 4/20/53	700,955	554,062
Series 2020-34, Class SC
0.681% (1 Month SOFR + 5.936%), due 3/20/50 (c)(h)	2,580,252	273,310
Series 2020-146, Class SA
0.931% (1 Month SOFR + 6.186%), due 10/20/50 (c)(h)	2,430,029	294,068
Series 2021-179, Class SA
0.931% (1 Month SOFR + 6.186%), due 11/20/50 (c)(h)	3,195,023	373,966
Series 2020-167, Class SN
0.931% (1 Month SOFR + 6.186%), due 11/20/50 (c)(h)	1,066,925	122,726
Series 2020-189, Class NS
0.931% (1 Month SOFR + 6.186%), due 12/20/50 (c)(h)	3,620,937	447,323
Series 2020-189, Class SU
0.931% (1 Month SOFR + 6.186%), due 12/20/50 (c)(h)	725,048	91,159
Series 2021-57, Class SA
0.931% (1 Month SOFR + 6.186%), due 3/20/51 (c)(h)	2,513,870	294,374
Series 2021-57, Class SD
0.931% (1 Month SOFR + 6.186%), due 3/20/51 (c)(h)	3,451,783	401,313
Series 2021-46, Class TS
0.931% (1 Month SOFR + 6.186%), due 3/20/51 (c)(h)	1,573,613	187,423
Series 2021-96, Class NS
0.931% (1 Month SOFR + 6.186%), due 6/20/51 (c)(h)	4,890,954	564,773
Series 2021-96, Class SN
0.931% (1 Month SOFR + 6.186%), due 6/20/51 (c)(h)	2,809,985	313,525

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2021-122, Class HS
0.931% (1 Month SOFR + 6.186%), due 7/20/51 (c)(h)	$ 2,541,387	$ 320,359
Series 2022-137, Class S
0.931% (1 Month SOFR + 6.186%), due 7/20/51 (c)(h)	2,889,533	332,916
Series 2021-96, Class JS
0.981% (1 Month SOFR + 6.236%), due 6/20/51 (c)(h)	2,246,411	222,807
Series 2020-97, Class HB
1.00%, due 7/20/50	760,026	572,436
Series 2020-146, Class YK
1.00%, due 10/20/50	1,354,311	1,023,614
Series 2020-166, Class CA
1.00%, due 11/20/50	1,615,313	1,186,893
Series 2023-60, Class ES
1.063% (SOFR 30A + 11.20%), due 4/20/53 (c)	1,637,618	1,476,676
Series 2020-165, Class UD
1.50%, due 11/20/50	582,637	439,182
Series 2023-86, Class SE
1.582% (SOFR 30A + 6.65%), due 9/20/50 (c)(h)	1,923,169	238,372
Series 2021-41, Class FS
2.00% (SOFR 30A + 0.20%), due 10/20/50 (c)(h)	3,540,411	337,685
Series 2020-166, Class IC
2.00%, due 11/20/50 (h)	785,828	79,594
Series 2020-188
2.00%, due 12/20/50 (h)	3,729,886	380,360
Series 2020-185, Class BI
2.00%, due 12/20/50 (h)	1,601,218	177,764
Series 2022-10, Class IC
2.00%, due 11/20/51 (h)	2,311,434	273,077
Series 2023-66, Class MP
2.163% (SOFR 30A + 12.30%), due 5/20/53 (c)	1,559,299	1,441,482
Series 2021-97, Class IN
2.50%, due 8/20/49 (h)	4,097,903	416,944
Series 2019-159, Class P
2.50%, due 9/20/49	1,383,680	1,193,591
Series 2022-1, Class IA
2.50%, due 6/20/50 (h)	610,313	80,872
Series 2020-122, Class IW
2.50%, due 7/20/50 (h)	1,997,881	257,828
Series 2020-151, Class TI
2.50%, due 10/20/50 (h)	1,862,656	242,270
Series 2020-173, Class EI
2.50%, due 11/20/50 (h)	2,086,988	282,094
Series 2020-188, Class DI
2.50%, due 12/20/50 (h)	4,891,790	665,809
Series 2021-1, Class PI
2.50%, due 12/20/50 (h)	1,012,588	128,796

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (c)	$ 3,332,004	$ 2,687,827
Series 2021-140, Class GF
2.50% (1 Month SOFR + 0.764%), due 8/20/51 (c)	1,098,398	903,886
Series 2021-188
2.50%, due 10/20/51 (h)	3,961,305	588,078
Series 2021-177, Class CI
2.50%, due 10/20/51 (h)	2,162,221	281,251
Series 2022-83
2.50%, due 11/20/51 (h)	3,281,354	428,512
Series 2021-1, Class IT
3.00%, due 1/20/51 (h)	2,260,571	334,318
Series 2021-44, Class IQ
3.00%, due 3/20/51 (h)	3,702,724	548,064
Series 2021-74, Class HI
3.00%, due 4/20/51 (h)	395,154	56,785
Series 2021-97, Class FA
3.00% (SOFR 30A + 0.40%), due 6/20/51 (c)	782,546	657,165
Series 2021-98, Class IN
3.00%, due 6/20/51 (h)	1,490,447	257,548
Series 2021-98, Class KI
3.00%, due 6/20/51 (h)	3,983,888	630,187
Series 2022-189, Class AT
3.00%, due 7/20/51	2,332,900	2,019,588
Series 2022-207
3.00%, due 8/20/51 (h)	2,513,550	382,537
Series 2021-139, Class IA
3.00%, due 8/20/51 (h)	5,153,381	798,139
Series 2021-158, Class NI
3.00%, due 9/20/51 (h)	3,836,346	570,106
Series 2021-177, Class IM
3.00%, due 10/20/51 (h)	3,397,275	455,841
Series 2023-19, Class CI
3.00%, due 11/20/51 (h)	2,876,037	408,922
Series 2022-207, Class NA
3.00%, due 1/20/52	5,214,870	4,521,821
Series 2022-206, Class CN
3.00%, due 2/20/52	3,666,402	3,163,263
Series 2019-92, Class GF
3.50% (1 Month SOFR + 0.804%), due 7/20/49 (c)	724,939	642,287
Series 2019-97, Class FG
3.50% (1 Month SOFR + 0.804%), due 8/20/49 (c)	1,510,982	1,339,877
Series 2019-110, Class FG
3.50% (1 Month SOFR + 0.764%), due 9/20/49 (c)	526,433	460,900
Series 2019-128, Class KF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (c)	791,651	701,168

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (c)	$ 1,025,492	$ 906,062
Series 2023-63, Class MA
3.50%, due 5/20/50	2,135,936	1,933,368
Series 2021-125, Class AF
3.50% (SOFR 30A + 0.25%), due 7/20/51 (c)	1,581,686	1,403,398
Series 2021-146, Class IN
3.50%, due 8/20/51 (h)	2,484,260	388,350
Series 2023-1, Class HD
3.50%, due 1/20/52	2,745,116	2,454,255
Series 2023-38, Class WT
6.777%, due 12/20/51 (i)	666,519	713,090
Series 2023-59, Class YC
6.933%, due 9/20/51 (i)	1,480,233	1,616,375
Series 2023-55, Class CG
7.466%, due 7/20/51 (i)	1,660,550	1,828,403
Series 2023-55, Class LB
7.925%, due 11/20/51 (i)	1,860,805	2,161,210
		82,722,900
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.4%
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
5.757% (1 Month SOFR + 0.459%), due 12/25/36 (a)(c)	38,928	35,931
Benchmark Mortgage Trust
Series 2020-B19, Class A2
1.691%, due 9/15/53	1,775,000	1,587,567
BX Commercial Mortgage Trust (a)
Series 2020-VIV2, Class C
3.542%, due 3/9/44 (j)	1,920,000	1,570,269
Series 2020-VIV3, Class B
3.544%, due 3/9/44 (j)	1,007,236	847,300
Series 2020-VIVA, Class D
3.549%, due 3/11/44 (j)	170,000	134,885
Series 2021-VOLT, Class C
6.436% (1 Month SOFR + 1.214%), due 9/15/36 (c)	2,415,000	2,309,101
BX Trust (a)
Series 2019-OC11, Class B
3.605%, due 12/9/41	250,000	215,564
Series 2019-OC11, Class C
3.856%, due 12/9/41	570,000	486,948
Series 2019-OC11, Class D
3.944%, due 12/9/41 (j)	975,000	813,705
Series 2019-OC11, Class E
3.944%, due 12/9/41 (j)	410,000	328,775
Series 2021-ARIA, Class E
7.581% (1 Month SOFR + 2.359%), due 10/15/36 (c)	3,250,000	3,022,008

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BXHPP Trust (a)(c)
Series 2021-FILM, Class A
5.986% (1 Month SOFR + 0.764%), due 8/15/36	$ 790,000	$ 744,863
Series 2021-FILM, Class B
6.236% (1 Month SOFR + 1.014%), due 8/15/36	1,280,000	1,175,939
Citigroup Commercial Mortgage Trust
Series 2016-GC36, Class A5
3.616%, due 2/10/49	560,000	523,209
DROP Mortgage Trust
Series 2021-FILE, Class A
6.486% (1 Month SOFR + 1.264%), due 10/15/43 (a)(c)	610,000	558,014
Extended Stay America Trust (a)(c)
Series 2021-ESH, Class C
7.036% (1 Month SOFR + 1.814%), due 7/15/38	2,224,306	2,175,530
Series 2021-ESH, Class D
7.586% (1 Month SOFR + 2.364%), due 7/15/38	1,532,513	1,497,947
FREMF Mortgage Trust (a)(j)
Series 2019-K99, Class B
3.646%, due 10/25/52	290,000	258,616
Series 2019-K98, Class C
3.738%, due 10/25/52	780,000	690,881
Series 2017-K71, Class B
3.752%, due 11/25/50	607,208	558,209
Series 2019-K94, Class B
3.965%, due 7/25/52	1,895,000	1,725,202
Series 2018-K78, Class B
4.129%, due 6/25/51	355,000	330,896
Series 2018-K81, Class B
4.173%, due 9/25/51	345,000	321,763
Series 2018-K81, Class C
4.173%, due 9/25/51	390,000	359,869
Series 2018-K76, Class C
4.208%, due 6/25/51	450,000	416,492
Series 2018-K86, Class C
4.294%, due 11/25/51	955,000	879,828
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	1,640,000	1,415,957
Manhattan West Mortgage Trust
Series 2020-1MW, Class A
2.13%, due 9/10/39 (a)	3,015,000	2,584,910
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28, Class A4
3.544%, due 1/15/49	560,000	522,842
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.809%, due 12/15/48	830,000	781,751

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Multifamily Connecticut Avenue Securities Trust (a)(c)
Series 2019-01, Class M10
8.433% (SOFR 30A + 3.364%), due 10/25/49	$ 2,562,928	$ 2,522,972
Series 2020-01, Class M10
8.933% (SOFR 30A + 3.864%), due 3/25/50	1,705,000	1,639,562
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	2,350,000	1,914,820
SLG Office Trust (a)
Series 2021-OVA, Class A
2.585%, due 7/15/41	540,000	435,338
Series 2021-OVA, Class F
2.851%, due 7/15/41	785,000	543,317
Wells Fargo Commercial Mortgage Trust
Series 2018-AUS, Class A
4.058%, due 8/17/36 (a)(j)	1,745,000	1,574,299
		37,505,079
Whole Loan (Collateralized Mortgage Obligations) 3.8%
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(h)(i)	42,342,702	408,273
Connecticut Avenue Securities Trust (a)(c)
Series 2022-R01, Class 1M2
6.969% (SOFR 30A + 1.90%), due 12/25/41	490,000	482,363
Series 2021-R01, Class 1B1
8.169% (SOFR 30A + 3.10%), due 10/25/41	2,145,000	2,157,449
Series 2022-R02, Class 2B1
9.569% (SOFR 30A + 4.50%), due 1/25/42	925,000	954,718
FHLMC STACR REMIC Trust (a)(c)
Series 2022-DNA1, Class M1B
6.919% (SOFR 30A + 1.85%), due 1/25/42	2,340,000	2,293,200
Series 2020-DNA6, Class M2
7.069% (SOFR 30A + 2.00%), due 12/25/50	2,280,539	2,296,936
Series 2021-HQA3, Class M2
7.169% (SOFR 30A + 2.10%), due 9/25/41	1,715,000	1,680,700
Series 2021-HQA1, Class M2
7.319% (SOFR 30A + 2.25%), due 8/25/33	2,572,359	2,563,327
Series 2022-DNA1, Class M2
7.569% (SOFR 30A + 2.50%), due 1/25/42	1,950,000	1,925,880
Series 2021-HQA1, Class B1
8.069% (SOFR 30A + 3.00%), due 8/25/33	3,045,000	3,014,824
Series 2021-DNA5, Class B1
8.119% (SOFR 30A + 3.05%), due 1/25/34	3,315,000	3,325,376
Series 2021-HQA2, Class B1
8.219% (SOFR 30A + 3.15%), due 12/25/33	1,445,000	1,432,799
Series 2021-HQA3, Class B1
8.419% (SOFR 30A + 3.35%), due 9/25/41	1,935,000	1,927,784

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(c)
Series 2021-DNA6, Class B1
8.469% (SOFR 30A + 3.40%), due 10/25/41	$ 845,000	$ 849,225
Series 2021-DNA7, Class B1
8.719% (SOFR 30A + 3.65%), due 11/25/41	1,210,000	1,225,748
Series 2022-DNA2, Class M2
8.819% (SOFR 30A + 3.75%), due 2/25/42	2,175,000	2,231,485
Series 2020-HQA1, Class B2
10.283% (SOFR 30A + 5.214%), due 1/25/50	1,120,000	1,119,989
Series 2022-HQA1, Class B1
12.069% (SOFR 30A + 7.00%), due 3/25/42	1,150,000	1,251,383
FHLMC STACR Trust (a)(c)
Series 2019-DNA3, Class B1
8.433% (SOFR 30A + 3.364%), due 7/25/49	695,000	714,943
Series 2019-DNA1, Class B1
9.833% (SOFR 30A + 4.764%), due 1/25/49	2,055,000	2,219,155
Flagstar Mortgage Trust
Series 2021-6INV, Class A18
2.50%, due 8/25/51 (a)(i)	97,787	75,651
FNMA (c)
Series 2018-C01, Class 1B1
8.733% (SOFR 30A + 3.664%), due 7/25/30	990,000	1,041,794
Series 2018-C04, Class 2B1
9.683% (SOFR 30A + 4.614%), due 12/25/30	1,280,000	1,389,066
J.P. Morgan Mortgage Trust
Series 2021-LTV2, Class A1
2.519%, due 5/25/52 (a)(i)	816,206	661,216
New Residential Mortgage Loan Trust (a)
Series 2019-5A, Class B7
4.337%, due 8/25/59 (j)	2,790,268	1,648,694
Series 2019-2A, Class B6
4.843%, due 12/25/57 (i)	936,572	597,167
Sequoia Mortgage Trust
Series 2021-4, Class A1
0.166%, due 6/25/51 (a)(h)(j)	31,956,738	264,452
STACR Trust
Series 2018-HRP2, Class B1
9.383% (SOFR 30A + 4.314%), due 2/25/47 (a)(c)	1,900,000	2,028,756
		41,782,353
Total Mortgage-Backed Securities (Cost $168,681,510)		162,010,332

	Principal Amount	Value
Municipal Bond 0.1%
California 0.1%
Regents of the University of California Medical Center, Pooled, Revenue Bonds
Series N
3.006%, due 5/15/50	$ 1,815,000	$ 1,257,877
Total Municipal Bond (Cost $1,815,000)		1,257,877
U.S. Government & Federal Agencies 4.3%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.0%
UMBS Pool, 20 Year
5.00%, due 7/1/43	1,966,730	1,934,168
UMBS Pool, 30 Year
3.50%, due 7/1/50	1,125,672	1,030,641
4.50%, due 10/1/52	2,080,780	1,992,081
4.50%, due 5/1/53	2,856,755	2,734,835
5.50%, due 7/1/53	1,380,000	1,371,195
6.50%, due 7/1/53	1,525,789	1,555,958
		10,618,878
Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.1%
UMBS, 20 Year
5.00%, due 5/1/43	2,183,705	2,147,889
UMBS, 30 Year
3.50%, due 7/1/52	762,568	691,280
4.00%, due 8/1/48	1,551,311	1,469,788
4.00%, due 2/1/49	266,233	251,687
4.00%, due 6/1/52	2,015,124	1,881,858
4.00%, due 6/1/52	3,156,972	2,947,861
4.00%, due 6/1/52	1,446,479	1,350,966
5.00%, due 9/1/52	1,154,346	1,127,986
5.00%, due 11/1/52	5,352,694	5,231,529
5.00%, due 3/1/53	1,752,798	1,712,103
5.00%, due 3/1/53	506,742	495,389
5.50%, due 11/1/52	728,301	725,498
5.50%, due 2/1/53	1,729,175	1,717,231
5.50%, due 6/1/53	468,951	466,004
6.00%, due 3/1/53	1,251,762	1,259,238
		23,476,307
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0% ‡
GNMA I, Single Family, 30 Year
6.50%, due 4/15/29	7	7
6.50%, due 8/15/29	3	3
		10

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Bonds 1.2%
U.S. Treasury Bonds
3.625%, due 5/15/53	$ 2,925,000	$ 2,732,590
3.875%, due 5/15/43 (f)	11,325,000	10,825,992
		13,558,582
Total U.S. Government & Federal Agencies (Cost $48,705,106)		47,653,777
Total Long-Term Bonds (Cost $494,763,149)		455,860,820

	Shares
Common Stocks 56.4%
Aerospace & Defense 1.5%
BAE Systems plc (United Kingdom)	371,728	4,443,310
General Dynamics Corp.	15,960	3,568,337
Lockheed Martin Corp.	8,211	3,665,144
RTX Corp.	58,862	5,175,736
		16,852,527
Air Freight & Logistics 1.3%
DHL Group (Germany)	145,118	7,454,514
Hyundai Glovis Co. Ltd. (Republic of Korea)	23,778	3,251,485
United Parcel Service, Inc., Class B	22,662	4,240,740
		14,946,739
Automobile Components 0.6%
Bridgestone Corp. (Japan)	80,400	3,330,385
Cie Generale des Etablissements Michelin SCA (France)	103,571	3,390,098
		6,720,483
Automobiles 0.4%
Toyota Motor Corp. (Japan)	247,000	4,142,565
Banks 3.9%
Bank of America Corp.	208,245	6,663,840
BAWAG Group AG (Austria) (a)	71,547	3,484,901
Columbia Banking System, Inc.	192,303	4,297,972
JPMorgan Chase & Co.	59,202	9,351,548
PNC Financial Services Group, Inc. (The)	26,908	3,683,436
Regions Financial Corp.	200,088	4,075,793
Royal Bank of Canada (Canada)	36,771	3,645,450
Truist Financial Corp.	107,906	3,584,637
U.S. Bancorp	115,177	4,570,223
		43,357,800
Beverages 1.8%
Coca-Cola Co. (The)	79,943	4,950,870

	Shares	Value
Common Stocks
Beverages
Coca-Cola Europacific Partners plc (United Kingdom)	180,287	$ 11,428,393
PepsiCo, Inc.	21,942	4,113,247
		20,492,510
Biotechnology 0.6%
AbbVie, Inc.	45,871	6,861,384
Capital Markets 0.6%
Lazard Ltd., Class A	104,551	3,669,740
Schroders plc (United Kingdom)	549,492	3,238,940
		6,908,680
Chemicals 2.6%
Air Products and Chemicals, Inc.	14,780	4,512,777
Dow, Inc.	61,308	3,462,063
International Flavors & Fragrances, Inc.	42,017	3,555,058
Linde plc	19,315	7,545,791
LyondellBasell Industries NV, Class A	44,768	4,425,765
Nutrien Ltd. (Canada)	72,890	5,021,392
		28,522,846
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc. (k)	10	59
Communications Equipment 1.0%
Cisco Systems, Inc.	219,786	11,437,663
Construction & Engineering 0.4%
Vinci SA (France)	33,737	3,960,879
Consumer Staples Distribution & Retail 0.8%
Walmart, Inc.	58,140	9,294,260
Diversified REITs 0.3%
WP Carey, Inc.	48,692	3,288,171
Diversified Telecommunication Services 2.1%
AT&T, Inc.	198,411	2,880,928
Deutsche Telekom AG (Registered) (Germany)	476,842	10,402,918
Orange SA (France)	346,346	3,916,223
TELUS Corp. (Canada)	165,267	2,942,759
Verizon Communications, Inc.	92,523	3,153,184
		23,296,012
Electric Utilities 2.8%
American Electric Power Co., Inc.	79,133	6,705,730
Duke Energy Corp.	37,295	3,491,558

	Shares	Value
Common Stocks
Electric Utilities
Entergy Corp.	37,152	$ 3,815,510
Evergy, Inc.	78,500	4,707,645
Fortis, Inc. (Canada)	71,746	3,058,312
NextEra Energy, Inc.	81,345	5,962,589
Pinnacle West Capital Corp.	41,741	3,456,990
		31,198,334
Electrical Equipment 1.1%
Eaton Corp. plc	29,539	6,064,947
Emerson Electric Co.	64,776	5,917,288
		11,982,235
Food Products 0.8%
Nestle SA (Registered)	38,915	4,769,491
Orkla ASA (Norway)	518,477	4,096,639
		8,866,130
Gas Utilities 0.4%
Snam SpA (Italy)	823,880	4,331,804
Health Care Equipment & Supplies 0.6%
Medtronic plc	81,090	7,116,458
Health Care Providers & Services 1.1%
CVS Health Corp.	49,484	3,695,960
UnitedHealth Group, Inc.	17,209	8,714,121
		12,410,081
Health Care REITs 0.3%
Welltower, Inc.	43,542	3,576,975
Hotels, Restaurants & Leisure 1.9%
McDonald's Corp.	11,563	3,390,272
Restaurant Brands International, Inc. (Canada) (f)	146,861	11,243,678
Vail Resorts, Inc.	25,811	6,078,232
		20,712,182
Household Durables 0.3%
Leggett & Platt, Inc.	98,953	2,895,365
Industrial Conglomerates 0.9%
Honeywell International, Inc.	16,047	3,115,204
Siemens AG (Registered) (Germany)	37,017	6,307,716
		9,422,920
Insurance 2.6%
Allianz SE (Registered) (Germany)	15,414	3,684,429
AXA SA (France)	167,690	5,156,973

	Shares	Value
Common Stocks
Insurance
Manulife Financial Corp. (Canada)	320,901	$ 6,414,856
MetLife, Inc.	100,109	6,303,864
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	12,310	4,637,038
Travelers Cos., Inc. (The)	18,130	3,129,419
		29,326,579
IT Services 1.1%
International Business Machines Corp.	83,305	12,010,915
Leisure Products 0.5%
Hasbro, Inc.	83,434	5,386,499
Machinery 0.6%
Cummins, Inc.	24,347	6,349,698
Media 0.9%
Comcast Corp., Class A	130,925	5,925,665
Omnicom Group, Inc.	44,469	3,762,967
		9,688,632
Multi-Utilities 0.6%
NiSource, Inc.	116,098	3,232,168
WEC Energy Group, Inc.	34,221	3,075,099
		6,307,267
Oil, Gas & Consumable Fuels 2.4%
Chevron Corp.	21,046	3,444,388
Enbridge, Inc. (Canada)	90,974	3,344,648
Enterprise Products Partners LP	210,058	5,568,638
MPLX LP	114,637	4,070,760
TotalEnergies SE (France)	162,855	9,894,804
		26,323,238
Personal Care Products 0.3%
Unilever plc (United Kingdom)	66,671	3,585,913
Pharmaceuticals 6.0%
Astellas Pharma, Inc. (Japan)	260,100	3,803,733
AstraZeneca plc, Sponsored ADR (United Kingdom)	135,169	9,691,617
Bayer AG (Registered) (Germany)	60,334	3,525,161
Bristol-Myers Squibb Co.	52,762	3,281,269
Eli Lilly & Co.	15,560	7,072,798
GSK plc	184,160	3,272,388
Johnson & Johnson	28,188	4,722,336
Merck & Co., Inc.	47,827	5,100,749
Novartis AG (Registered) (Switzerland)	94,969	9,917,811
Pfizer, Inc.	83,886	3,024,929

	Shares	Value
Common Stocks
Pharmaceuticals
Roche Holding AG	11,987	$ 3,719,606
Sanofi	87,958	9,389,556
		66,521,953
Professional Services 0.4%
Paychex, Inc.	32,299	4,052,556
Retail REITs 0.4%
Realty Income Corp.	64,835	3,952,990
Semiconductors & Semiconductor Equipment 4.9%
Analog Devices, Inc.	74,883	14,941,405
Broadcom, Inc.	16,957	15,238,408
KLA Corp.	20,211	10,387,444
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	74,048	7,341,859
Texas Instruments, Inc.	38,696	6,965,280
		54,874,396
Software 1.3%
Microsoft Corp.	41,692	14,005,177
Specialized REITs 1.0%
Iron Mountain, Inc.	131,195	8,055,373
VICI Properties, Inc.	110,071	3,465,035
		11,520,408
Specialty Retail 0.4%
Home Depot, Inc. (The)	14,905	4,975,885
Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc.	63,819	12,537,243
Dell Technologies, Inc., Class C	86,065	4,554,560
NetApp, Inc.	53,728	4,191,321
Samsung Electronics Co. Ltd., GDR (Republic of Korea)	3,719	5,061,559
		26,344,683
Tobacco 1.6%
British American Tobacco plc (United Kingdom)	159,593	5,356,901
Imperial Brands plc (United Kingdom)	153,803	3,630,862
Philip Morris International, Inc.	84,565	8,432,822
		17,420,585
Trading Companies & Distributors 0.6%
MSC Industrial Direct Co., Inc., Class A	67,315	6,793,430

	Shares	Value
Common Stocks
Wireless Telecommunication Services 0.3%
SK Telecom Co. Ltd. (Republic of Korea)	85,130	$ 3,078,879
Total Common Stocks (Cost $484,076,741)		625,114,745
Short-Term Investments 1.6%
Affiliated Investment Company 0.9%
MainStay U.S. Government Liquidity Fund, 5.075% (l)	10,403,796	10,403,796
Unaffiliated Investment Companies 0.7%
Goldman Sachs Financial Square Government Fund, 5.307% (l)(m)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, 5.303% (l)(m)	5,760,328	5,760,328
		7,760,328
Total Short-Term Investments (Cost $18,164,124)		18,164,124
Total Investments (Cost $997,004,014)	99.1%	1,099,139,689
Other Assets, Less Liabilities	0.9	9,947,485
Net Assets	100.0%	$ 1,109,087,174

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon—Rate shown was the rate in effect as of July 31, 2023.
(c)	Floating rate—Rate shown was the rate in effect as of July 31, 2023.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2023.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	All or a portion of this security was held on loan. As of July 31, 2023, the aggregate market value of securities on loan was $12,704,557; the total market value of collateral held by the Fund was $13,027,607. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $5,267,279. The Fund received cash collateral with a value of $7,760,328.
(g)	Illiquid security—As of July 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $581,100, which represented 0.1% of the Fund’s net assets.
(h)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2023.
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2023.
(k)	Non-income producing security.
(l)	Current yield as of July 31, 2023.

(m)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 18,110	$ 357,187	$ (364,893)	$ —	$ —	$ 10,404	$ 356	$ —	10,404
Foreign Currency Forward Contracts
As of July 31, 2023, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	23,293,000	USD	15,605,518	JPMorgan Chase Bank N.A.	8/2/23	$ 40,390
USD	15,739,569	AUD	23,293,000	JPMorgan Chase Bank N.A.	8/2/23	93,661
USD	5,948,782	EUR	5,385,336	JPMorgan Chase Bank N.A.	8/2/23	27,605
USD	5,986,501	EUR	5,385,336	JPMorgan Chase Bank N.A.	11/7/23	36,342
USD	46,488	GBP	36,000	JPMorgan Chase Bank N.A.	11/7/23	279
USD	48,963,895	JPY	6,863,607,000	JPMorgan Chase Bank N.A.	8/2/23	718,669
Total Unrealized Appreciation						916,946
AUD	23,293,000	USD	15,793,493	JPMorgan Chase Bank N.A.	11/7/23	(95,704)
EUR	5,385,336	USD	5,957,846	JPMorgan Chase Bank N.A.	8/2/23	(36,669)
GBP	36,000	USD	46,484	JPMorgan Chase Bank N.A.	8/2/23	(284)
JPY	2,564,705,000	USD	19,050,734	JPMorgan Chase Bank N.A.	8/2/23	(1,023,074)
JPY	2,781,079,000	USD	20,839,826	JPMorgan Chase Bank N.A.	8/2/23	(1,291,244)
JPY	1,517,823,000	USD	11,077,460	JPMorgan Chase Bank N.A.	8/2/23	(408,476)
JPY	6,863,607,000	USD	49,723,599	JPMorgan Chase Bank N.A.	11/7/23	(719,745)
USD	45,027	GBP	36,000	JPMorgan Chase Bank N.A.	8/2/23	(1,174)
Total Unrealized Depreciation						(3,576,370)
Net Unrealized Depreciation						$ (2,659,424)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of July 31, 2023, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
E-Mini Energy Select Sector Index	390	September 2023	$ 33,333,762	$ 35,930,700	$ 2,596,938
E-Mini Health Care Select Sector Index	118	September 2023	15,677,716	16,068,060	390,344
E-Mini Materials Select Sector Index	195	September 2023	16,446,690	17,799,600	1,352,910
S&P 500 E-Mini Index	161	September 2023	35,134,222	37,146,725	2,012,503
S&P Midcap 400 E-Mini Index	20	September 2023	5,480,427	5,486,800	6,373
U.S. Treasury 2 Year Notes	70	September 2023	14,402,109	14,212,188	(189,921)
U.S. Treasury 10 Year Notes	440	September 2023	49,887,847	49,018,750	(869,097)
U.S. Treasury 10 Year Ultra Bonds	190	September 2023	22,662,885	22,227,031	(435,854)
U.S. Treasury Long Bonds	167	September 2023	21,260,298	20,781,062	(479,236)
U.S. Treasury Ultra Bonds	159	September 2023	21,554,751	21,022,781	(531,970)

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Yen Denominated Nikkei 225 Index	778	September 2023	$ 87,126,994	$ 90,943,943	$ 3,816,949
Total Long Contracts					7,669,939
Short Contracts
E-Mini Utilities Select Sector Index	(184)	September 2023	(12,361,899)	(12,510,160)	(148,261)
Euro STOXX 50 Index	(810)	September 2023	(38,693,469)	(40,041,151)	(1,347,682)
FTSE 100 Index	(45)	September 2023	(4,381,091)	(4,440,455)	(59,364)
S&P E-Mini Commercial Service Equity Index	(180)	September 2023	(15,070,140)	(16,290,000)	(1,219,860)
U.S. Treasury 5 Year Notes	(35)	September 2023	(3,745,604)	(3,738,711)	6,893
Total Short Contracts					(2,768,274)
Net Unrealized Appreciation					$ 4,901,665

1.	As of July 31, 2023, cash in the amount of $16,500,235 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2023.
Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GNMA—Government National Mortgage Association
JPY—Japanese Yen
LIBOR—London Interbank Offered Rate
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 45,839,536	$ —	$ 45,839,536
Corporate Bonds	—	192,583,116	—	192,583,116
Foreign Government Bonds	—	5,483,562	—	5,483,562
Loan Assignments	—	1,032,620	—	1,032,620
Mortgage-Backed Securities	—	162,010,332	—	162,010,332
Municipal Bond	—	1,257,877	—	1,257,877
U.S. Government & Federal Agencies	—	47,653,777	—	47,653,777
Total Long-Term Bonds	—	455,860,820	—	455,860,820
Common Stocks	625,114,745	—	—	625,114,745
Short-Term Investments
Affiliated Investment Company	10,403,796	—	—	10,403,796
Unaffiliated Investment Companies	7,760,328	—	—	7,760,328
Total Short-Term Investments	18,164,124	—	—	18,164,124
Total Investments in Securities	643,278,869	455,860,820	—	1,099,139,689
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	916,946	—	916,946
Futures Contracts	10,182,910	—	—	10,182,910
Total Other Financial Instruments	10,182,910	916,946	—	11,099,856
Total Investments in Securities and Other Financial Instruments	$ 653,461,779	$ 456,777,766	$ —	$ 1,110,239,545
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (3,576,370)	$ —	$ (3,576,370)
Futures Contracts	(5,281,245)	—	—	(5,281,245)
Total Other Financial Instruments	$ (5,281,245)	$ (3,576,370)	$ —	$ (8,857,615)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay WMC Enduring Capital Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 99.5%
Air Freight & Logistics 4.3%
Expeditors International of Washington, Inc.	206,685	$ 26,311,001
Banks 2.9%
M&T Bank Corp.	128,023	17,905,297
Capital Markets 5.5%
Brookfield Asset Management Ltd., Class A	198,510	6,693,757
Brookfield Corp.	305,942	10,677,376
Charles Schwab Corp. (The)	247,090	16,332,649
		33,703,782
Chemicals 7.5%
Linde plc	66,760	26,081,129
Sherwin-Williams Co. (The)	73,250	20,253,625
		46,334,754
Commercial Services & Supplies 10.1%
Cintas Corp.	35,664	17,904,754
Copart, Inc. (a)	304,328	26,899,552
Waste Connections, Inc.	125,382	17,700,177
		62,504,483
Consumer Finance 1.8%
Credit Acceptance Corp. (a)(b)	19,280	10,731,248
Consumer Staples Distribution & Retail 3.4%
Costco Wholesale Corp.	37,429	20,985,317
Containers & Packaging 2.5%
Ball Corp.	265,999	15,611,481
Electric Utilities 2.3%
NextEra Energy, Inc.	193,058	14,151,151
Financial Services 4.3%
Berkshire Hathaway, Inc., Class B (a)	75,228	26,477,247
Ground Transportation 6.8%
Canadian National Railway Co.	156,856	19,013,281
Old Dominion Freight Line, Inc.	54,942	23,047,620
		42,060,901
Health Care Providers & Services 2.4%
UnitedHealth Group, Inc.	28,667	14,516,109

	Shares	Value
Common Stocks
Household Durables 5.1%
NVR, Inc. (a)	4,981	$ 31,412,378
Insurance 8.7%
Brookfield Reinsurance Ltd.	3,730	129,766
Markel Group, Inc. (a)	21,173	30,694,710
Progressive Corp. (The)	181,507	22,866,252
		53,690,728
Life Sciences Tools & Services 2.7%
Danaher Corp.	65,391	16,678,629
Machinery 12.5%
Deere & Co.	33,920	14,572,032
Fortive Corp.	202,451	15,862,036
IDEX Corp.	77,078	17,404,983
PACCAR, Inc.	342,004	29,456,805
		77,295,856
Media 2.4%
Cable One, Inc.	20,636	14,939,226
Software 6.5%
Constellation Software, Inc.	18,613	39,324,365
Lumine Group, Inc. (a)	61,645	978,447
		40,302,812
Specialized REITs 3.8%
American Tower Corp.	63,752	12,132,643
Public Storage	40,631	11,447,784
		23,580,427
Trading Companies & Distributors 4.0%
Watsco, Inc.	65,325	24,705,262
Total Common Stocks (Cost $496,583,551)		613,898,089
Short-Term Investments 1.1%
Affiliated Investment Company 0.7%
MainStay U.S. Government Liquidity Fund, 5.075% (c)	4,445,156	4,445,156

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.4%
Invesco Government & Agency Portfolio, 5.303% (c)(d)	2,353,390	$ 2,353,390
Total Short-Term Investments (Cost $6,798,546)		6,798,546
Total Investments (Cost $503,382,097)	100.6%	620,696,635
Other Assets, Less Liabilities	(0.6)	(3,808,289)
Net Assets	100.0%	$ 616,888,346

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2023, the aggregate market value of securities on loan was $6,148,760; the total market value of collateral held by the Fund was $6,536,309. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $4,182,919. The Fund received cash collateral with a value of $2,353,390.
(c)	Current yield as of July 31, 2023.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 148	$ 125,575	$ (121,278)	$ —	$ —	$ 4,445	$ 160	$ —	4,445
Abbreviation(s):
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 613,898,089	$ —	$ —	$ 613,898,089
Short-Term Investments
Affiliated Investment Company	4,445,156	—	—	4,445,156
Unaffiliated Investment Company	2,353,390	—	—	2,353,390
Total Short-Term Investments	6,798,546	—	—	6,798,546
Total Investments in Securities	$ 620,696,635	$ —	$ —	$ 620,696,635

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Convertible Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 0.8%
Corporate Bonds 0.8%
Biotechnology 0.4%
Bridgebio Pharma, Inc.
2.50%, due 3/15/27	$ 6,975,000	$ 7,776,617
Hotels, Restaurants & Leisure 0.4%
NCL Corp. Ltd.
5.375%, due 8/1/25	4,670,000	6,495,970
Total Corporate Bonds (Cost $11,645,000)		14,272,587
Total Long-Term Bonds (Cost $11,645,000)		14,272,587
Convertible Securities 87.2%
Convertible Bonds 80.8%
Aerospace & Defense 0.3%
Parsons Corp.
0.25%, due 8/15/25	4,641,000	5,432,291
Automobile Components 1.0%
Patrick Industries, Inc.
1.75%, due 12/1/28	16,362,000	16,640,154
Automobiles 2.5%
Ford Motor Co.
(zero coupon), due 3/15/26	27,838,000	28,533,950
Rivian Automotive, Inc.
4.625%, due 3/15/29 (a)	8,144,000	13,164,776
		41,698,726
Beverages 1.5%
MGP Ingredients, Inc.
1.875%, due 11/15/41	19,959,000	25,836,926
Biotechnology 5.8%
Alnylam Pharmaceuticals, Inc.
1.00%, due 9/15/27 (a)	5,460,000	5,355,193
BioMarin Pharmaceutical, Inc.
1.25%, due 5/15/27 (b)	34,659,000	34,978,989
Exact Sciences Corp.
0.375%, due 3/1/28	22,800,000	23,766,085
Halozyme Therapeutics, Inc.
1.00%, due 8/15/28 (a)	17,827,000	17,889,395
Ionis Pharmaceuticals, Inc.
(zero coupon), due 4/1/26	9,349,000	8,805,589

	Principal Amount	Value
Convertible Bonds
Biotechnology
Mirum Pharmaceuticals, Inc.
4.00%, due 5/1/29 (a)	$ 6,681,000	$ 7,520,301
		98,315,552
Broadline Retail 1.2%
Etsy, Inc.
0.25%, due 6/15/28	25,139,000	20,500,855
Communications Equipment 2.6%
Infinera Corp.
2.50%, due 3/1/27	7,050,000	6,428,241
Lumentum Holdings, Inc.
0.50%, due 12/15/26	25,385,000	22,061,890
Viavi Solutions, Inc.
1.00%, due 3/1/24	14,679,000	14,477,164
		42,967,295
Consumer Staples Distribution & Retail 0.7%
Chefs' Warehouse, Inc. (The)
2.375%, due 12/15/28 (a)	11,305,000	11,966,343
Electric Utilities 1.5%
NRG Energy, Inc.
2.75%, due 6/1/48	23,454,000	25,037,145
Electrical Equipment 0.5%
Array Technologies, Inc.
1.00%, due 12/1/28	7,636,000	7,872,716
Energy Equipment & Services 3.6%
Helix Energy Solutions Group, Inc.
6.75%, due 2/15/26	21,575,000	33,203,925
Oil States International, Inc.
4.75%, due 4/1/26	25,301,000	27,452,661
		60,656,586
Entertainment 2.8%
Liberty Media Corp. (a)
2.25%, due 8/15/27 (b)	13,561,000	14,347,538
3.75%, due 3/15/28	13,850,000	15,124,200
Live Nation Entertainment, Inc.
3.125%, due 1/15/29 (a)	16,065,000	17,583,142
		47,054,880
Financial Services 2.9%
Block, Inc.
0.125%, due 3/1/25	19,416,000	19,280,088

	Principal Amount	Value
Convertible Bonds
Financial Services
Euronet Worldwide, Inc.
0.75%, due 3/15/49	$ 11,900,000	$ 11,200,875
Repay Holdings Corp.
(zero coupon), due 2/1/26 (a)	2,525,000	2,090,952
Shift4 Payments, Inc.
(zero coupon), due 12/15/25	14,428,000	15,740,948
		48,312,863
Food Products 0.9%
Post Holdings, Inc.
2.50%, due 8/15/27 (a)	14,839,000	14,824,161
Ground Transportation 0.8%
Uber Technologies, Inc.
(zero coupon), due 12/15/25	13,355,000	12,892,738
Health Care Equipment & Supplies 8.4%
CONMED Corp.
2.25%, due 6/15/27	23,095,000	24,353,678
Dexcom, Inc.
0.25%, due 11/15/25 (b)	16,375,000	17,308,651
Haemonetics Corp.
(zero coupon), due 3/1/26	9,226,000	8,027,049
Integer Holdings Corp.
2.125%, due 2/15/28 (a)	14,032,000	17,161,136
Integra LifeSciences Holdings Corp.
0.50%, due 8/15/25	8,670,000	8,149,800
Lantheus Holdings, Inc.
2.625%, due 12/15/27 (a)	23,906,000	31,897,185
NuVasive, Inc.
0.375%, due 3/15/25	8,085,000	7,337,138
Omnicell, Inc.
0.25%, due 9/15/25	9,388,000	9,017,174
TransMedics Group, Inc.
1.50%, due 6/1/28 (a)	14,963,000	18,317,286
		141,569,097
Health Care Providers & Services 0.3%
Guardant Health, Inc.
(zero coupon), due 11/15/27	7,026,000	5,172,319
Health Care Technology 0.9%
Teladoc Health, Inc.
1.25%, due 6/1/27	19,458,000	15,821,300

	Principal Amount	Value
Convertible Bonds
Hotel & Resort REITs 0.6%
Summit Hotel Properties, Inc.
1.50%, due 2/15/26	$ 12,566,000	$ 10,680,203
Hotels, Restaurants & Leisure 5.2%
Booking Holdings, Inc.
0.75%, due 5/1/25 (b)	10,000,000	16,225,000
Carnival Corp.
5.75%, due 12/1/27 (a)	10,297,000	17,159,950
Cheesecake Factory, Inc. (The)
0.375%, due 6/15/26	9,208,000	7,826,800
Expedia Group, Inc.
(zero coupon), due 2/15/26	2,822,000	2,536,414
Marriott Vacations Worldwide Corp.
(zero coupon), due 1/15/26	3,110,000	2,952,945
NCL Corp. Ltd.
6.00%, due 5/15/24	2,849,000	4,784,896
Royal Caribbean Cruises Ltd.
6.00%, due 8/15/25 (a)(b)	3,620,000	8,322,380
Sabre GLBL, Inc.
4.00%, due 4/15/25	1,835,000	1,627,595
Vail Resorts, Inc.
(zero coupon), due 1/1/26	28,521,000	25,383,690
		86,819,670
Independent Power and Renewable Electricity Producers 0.5%
NextEra Energy Partners LP
(zero coupon), due 11/15/25 (a)	9,417,000	8,522,385
Interactive Media & Services 1.9%
Match Group Financeco 2, Inc.
0.875%, due 6/15/26 (a)	12,450,000	11,438,354
Snap, Inc.
(zero coupon), due 5/1/27 (b)	10,018,000	7,558,581
0.125%, due 3/1/28	12,073,000	8,728,779
Ziff Davis, Inc.
1.75%, due 11/1/26 (a)	5,220,000	4,985,100
		32,710,814
IT Services 2.4%
Akamai Technologies, Inc.
0.375%, due 9/1/27	16,529,000	16,322,387
DigitalOcean Holdings, Inc.
(zero coupon), due 12/1/26	6,190,000	4,928,742
MongoDB, Inc.
0.25%, due 1/15/26	7,075,000	14,470,144

	Principal Amount	Value
Convertible Bonds
IT Services
Okta, Inc.
0.125%, due 9/1/25	$ 5,611,000	$ 5,120,038
		40,841,311
Life Sciences Tools & Services 1.1%
Illumina, Inc.
(zero coupon), due 8/15/23	18,223,000	18,267,874
Machinery 1.9%
Chart Industries, Inc.
1.00%, due 11/15/24	7,336,000	22,954,344
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28	8,991,000	9,267,923
		32,222,267
Media 0.6%
Liberty Broadband Corp.
3.125%, due 3/31/53 (a)	9,263,000	9,457,523
Oil, Gas & Consumable Fuels 6.4%
EQT Corp.
1.75%, due 5/1/26	15,238,000	44,019,025
Permian Resources Operating LLC
3.25%, due 4/1/28	14,317,000	29,024,281
Pioneer Natural Resources Co.
0.25%, due 5/15/25	14,549,000	34,967,465
		108,010,771
Passenger Airlines 2.5%
American Airlines Group, Inc.
6.50%, due 7/1/25	7,040,000	8,652,160
JetBlue Airways Corp.
0.50%, due 4/1/26	4,632,000	3,778,762
Southwest Airlines Co.
1.25%, due 5/1/25 (b)	27,566,000	30,398,407
		42,829,329
Pharmaceuticals 0.9%
Pacira BioSciences, Inc.
0.75%, due 8/1/25	16,524,000	15,243,390
Real Estate Management & Development 1.1%
Zillow Group, Inc.
2.75%, due 5/15/25	16,626,000	18,280,287

	Principal Amount	Value
Convertible Bonds
Semiconductors & Semiconductor Equipment 6.3%
Enphase Energy, Inc.
(zero coupon), due 3/1/26	$ 15,816,000	$ 14,606,076
Impinj, Inc.
1.125%, due 5/15/27	4,665,000	4,391,960
Microchip Technology, Inc.
0.125%, due 11/15/24 (b)	33,300,000	38,440,688
ON Semiconductor Corp.
0.50%, due 3/1/29 (a)	23,069,000	28,205,928
SolarEdge Technologies, Inc.
(zero coupon), due 9/15/25	7,790,000	8,810,490
Wolfspeed, Inc.
0.25%, due 2/15/28	8,931,000	7,475,247
1.875%, due 12/1/29 (a)	4,540,000	3,931,640
		105,862,029
Software 10.6%
Alarm.com Holdings, Inc.
(zero coupon), due 1/15/26	3,775,000	3,252,163
Bentley Systems, Inc.
0.125%, due 1/15/26	3,570,000	3,659,741
BILL Holdings, Inc.
(zero coupon), due 12/1/25	4,680,000	5,040,360
Datadog, Inc.
0.125%, due 6/15/25	9,636,000	13,256,967
Dropbox, Inc.
(zero coupon), due 3/1/28	11,036,000	10,688,366
Envestnet, Inc.
2.625%, due 12/1/27 (a)	14,212,000	15,348,960
Everbridge, Inc.
0.125%, due 12/15/24	12,641,000	11,582,316
InterDigital, Inc.
2.00%, due 6/1/24	4,500,000	5,340,938
Model N, Inc.
1.875%, due 3/15/28 (a)	10,589,000	10,921,288
Nice Ltd.
(zero coupon), due 9/15/25 (b)	46,000,000	45,276,053
Palo Alto Networks, Inc.
0.375%, due 6/1/25	9,385,000	23,636,122
Q2 Holdings, Inc.
0.75%, due 6/1/26	4,395,000	3,856,202
Splunk, Inc.
1.125%, due 9/15/25	16,539,000	16,570,011
Zscaler, Inc.
0.125%, due 7/1/25	8,613,000	10,619,131
		179,048,618

	Principal Amount	Value
Convertible Bonds
Specialty Retail 0.6%
Burlington Stores, Inc.
2.25%, due 4/15/25	$ 8,991,000	$ 9,772,093
[SuppressWhenSingleChildCategory]Total Convertible Bonds (Cost $1,271,087,747)		1,361,140,511

	Shares
Convertible Preferred Stocks 6.4%
Banks 1.7%
Bank of America Corp.
Series L
7.25% (c)	12,072	14,703,696
Wells Fargo & Co.
Series L
7.50% (c)	11,552	13,619,693
		28,323,389
Capital Markets 0.7%
KKR Group Co., Inc.
Series C
6.00%	165,650	11,572,309
Construction & Engineering 0.4%
Fluor Corp.
6.50% (c)	4,500	6,479,235
Electric Utilities 2.1%
NextEra Energy, Inc.
6.926%	250,000	11,432,500
PG&E Corp.
5.50% (b)	160,900	24,580,693
		36,013,193
Independent Power and Renewable Electricity Producers 0.8%
AES Corp. (The)
6.875%	147,100	12,590,289
Machinery 0.7%
Chart Industries, Inc.
Series B
6.75%	163,900	11,831,941
Total Convertible Preferred Stocks (Cost $98,402,965)		106,810,356
Total Convertible Securities (Cost $1,369,490,712)		1,467,950,867

	Shares	Value
Common Stocks 2.8%
Energy Equipment & Services 1.4%
Weatherford International plc (d)	272,914	$ 22,679,153
Life Sciences Tools & Services 1.1%
Danaher Corp.	73,404	18,722,424
Oil, Gas & Consumable Fuels 0.3%
Kosmos Energy Ltd. (d)	731,525	5,193,828
Total Common Stocks (Cost $31,398,569)		46,595,405
Short-Term Investments 12.8%
Affiliated Investment Company 8.9%
MainStay U.S. Government Liquidity Fund, 5.075% (e)(f)	151,000,868	151,000,868
Unaffiliated Investment Companies 3.9%
Goldman Sachs Financial Square Government Fund, 5.307% (f)(g)	30,000,000	30,000,000
Invesco Government & Agency Portfolio, 5.303% (f)(g)	23,214,353	23,214,353
RBC U.S. Government Money Market Fund, 5.304% (f)(g)	10,000,000	10,000,000
State Street Institutional US Government Money Market Fund, 5.31% (f)(g)	2,000,000	2,000,000
		65,214,353
Total Short-Term Investments (Cost $216,215,221)		216,215,221
Total Investments (Cost $1,628,749,502)	103.6%	1,745,034,080
Other Assets, Less Liabilities	(3.6)	(61,167,815)
Net Assets	100.0%	$ 1,683,866,265

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.

(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of July 31, 2023, the aggregate market value of securities on loan was $63,692,304. The Fund received cash collateral with a value of $65,214,353.
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Non-income producing security.
(e)	As of July 31, 2023, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(f)	Current yield as of July 31, 2023.
(g)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 90,286	$ 392,019	$ (331,304)	$ —	$ —	$ 151,001	$ 3,817	$ —	151,001
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 14,272,587	$ —	$ 14,272,587
Total Corporate Bonds	—	14,272,587	—	14,272,587
Convertible Securities
Convertible Bonds	—	1,361,140,511	—	1,361,140,511
Convertible Preferred Stocks	100,331,121	6,479,235	—	106,810,356
Total Convertible Securities	100,331,121	1,367,619,746	—	1,467,950,867
Common Stocks	46,595,405	—	—	46,595,405
Short-Term Investments
Affiliated Investment Company	151,000,868	—	—	151,000,868
Unaffiliated Investment Companies	65,214,353	—	—	65,214,353
Total Short-Term Investments	216,215,221	—	—	216,215,221
Total Investments in Securities	$ 363,141,747	$ 1,381,892,333	$ —	$ 1,745,034,080

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay High Yield Corporate Bond Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 92.1%
Convertible Bonds 1.0%
Investment Companies 0.1%
Ares Capital Corp.
4.625%, due 3/1/24	$ 9,585,000	$ 9,806,653
Media 0.5%
DISH Network Corp.
2.375%, due 3/15/24	37,079,000	34,159,029
3.375%, due 8/15/26	30,780,000	17,221,410
		51,380,439
Oil & Gas 0.2%
Gulfport Energy Operating Corp.
10.00% (10.00% Cash or 15.00% PIK), due 12/29/49 (a)(b)	4,201,000	27,726,600
Oil & Gas Services 0.2%
Forum Energy Technologies, Inc.
9.00% (6.25% Cash and 2.75% PIK), due 8/4/25 (b)	18,220,551	18,423,028
Total Convertible Bonds (Cost $95,211,200)		107,336,720
Corporate Bonds 86.4%
Advertising 1.1%
Lamar Media Corp.
3.625%, due 1/15/31	35,590,000	29,793,835
3.75%, due 2/15/28	21,000,000	19,162,500
4.00%, due 2/15/30	28,300,000	24,917,513
4.875%, due 1/15/29	9,240,000	8,616,300
Outfront Media Capital LLC (c)
5.00%, due 8/15/27	19,500,000	18,025,312
6.25%, due 6/15/25	15,216,000	15,023,181
		115,538,641
Aerospace & Defense 2.0%
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (c)	23,280,000	21,399,726
Rolls-Royce plc
5.75%, due 10/15/27 (c)	7,000,000	6,898,258
TransDigm UK Holdings plc
6.875%, due 5/15/26	19,100,000	19,006,183
TransDigm, Inc.
4.625%, due 1/15/29	25,450,000	22,714,125
4.875%, due 5/1/29	18,920,000	17,024,418
6.25%, due 3/15/26 (c)	84,230,000	83,776,505

	Principal Amount	Value
Corporate Bonds
Aerospace & Defense
TransDigm, Inc.
6.75%, due 8/15/28 (c)	$ 27,890,000	$ 27,973,224
7.50%, due 3/15/27	11,915,000	11,910,239
		210,702,678
Agriculture 0.0% ‡
Darling Ingredients, Inc.
6.00%, due 6/15/30 (c)	2,025,000	1,994,562
Airlines 0.7%
American Airlines, Inc. (c)
5.50%, due 4/20/26	12,833,333	12,640,989
5.75%, due 4/20/29	11,500,000	11,133,363
Delta Air Lines, Inc.
4.50%, due 10/20/25 (c)	5,900,000	5,782,852
4.75%, due 10/20/28 (c)	16,600,000	16,066,357
7.375%, due 1/15/26	7,000,000	7,266,868
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (c)	15,128,000	15,127,159
Spirit Loyalty Cayman Ltd. (c)
8.00%, due 9/20/25	4,487,951	4,527,355
8.00%, due 9/20/25	4,000,000	4,035,320
		76,580,263
Auto Manufacturers 2.0%
Ford Holdings LLC
9.30%, due 3/1/30	30,695,000	34,131,612
Ford Motor Co.
6.10%, due 8/19/32	2,730,000	2,641,205
Ford Motor Credit Co. LLC
3.375%, due 11/13/25	9,000,000	8,414,798
4.00%, due 11/13/30	24,000,000	20,617,032
4.271%, due 1/9/27	7,500,000	7,001,375
4.389%, due 1/8/26	2,500,000	2,375,754
5.125%, due 6/16/25	13,000,000	12,657,460
5.584%, due 3/18/24	3,660,000	3,634,147
6.80%, due 5/12/28	14,830,000	14,966,273
6.95%, due 6/10/26	9,010,000	9,082,080
7.20%, due 6/10/30	6,500,000	6,665,102
General Motors Financial Co., Inc.
4.35%, due 4/9/25	5,000,000	4,910,654
5.25%, due 3/1/26	10,000,000	9,895,296
JB Poindexter & Co., Inc.
7.125%, due 4/15/26 (c)	51,815,000	51,153,322
PM General Purchaser LLC
9.50%, due 10/1/28 (c)	16,585,000	16,253,323
		204,399,433

	Principal Amount	Value
Corporate Bonds
Auto Parts & Equipment 2.1%
Adient Global Holdings Ltd. (c)
4.875%, due 8/15/26	$ 21,625,000	$ 20,762,130
7.00%, due 4/15/28	4,300,000	4,330,926
8.25%, due 4/15/31	5,000,000	5,139,995
Dealer Tire LLC
8.00%, due 2/1/28 (c)	20,540,000	18,890,167
IHO Verwaltungs GmbH (b)(c)
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	34,785,000	32,039,452
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	49,074,000	46,485,152
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	40,980,000	38,091,893
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (c)	38,625,000	31,158,427
ZF North America Capital, Inc. (c)
6.875%, due 4/14/28	8,000,000	8,125,097
7.125%, due 4/14/30	10,000,000	10,300,820
		215,324,059
Building Materials 1.5%
Builders FirstSource, Inc.
6.375%, due 6/15/32 (c)	11,385,000	11,326,450
Emerald Debt Merger Sub LLC
6.625%, due 12/15/30 (c)	30,500,000	30,309,375
James Hardie International Finance DAC
5.00%, due 1/15/28 (c)	32,195,000	30,594,486
Knife River Corp.
7.75%, due 5/1/31 (c)	16,630,000	16,958,387
New Enterprise Stone & Lime Co., Inc.
5.25%, due 7/15/28 (c)	10,300,000	9,579,000
PGT Innovations, Inc.
4.375%, due 10/1/29 (c)	17,000,000	15,769,880
Summit Materials LLC (c)
5.25%, due 1/15/29	17,580,000	16,585,148
6.50%, due 3/15/27	22,730,000	22,616,572
		153,739,298
Chemicals 2.9%
ASP Unifrax Holdings, Inc. (c)
5.25%, due 9/30/28	11,860,000	8,835,700
7.50%, due 9/30/29	21,280,000	12,370,772
Avient Corp. (c)
5.75%, due 5/15/25	8,550,000	8,430,693
7.125%, due 8/1/30	13,415,000	13,523,125
CVR Partners LP
6.125%, due 6/15/28 (c)	6,175,000	5,576,590
GPD Cos., Inc.
10.125%, due 4/1/26 (c)	35,822,000	33,278,684
Innophos Holdings, Inc.
9.375%, due 2/15/28 (c)	30,636,000	30,462,010

	Principal Amount	Value
Corporate Bonds
Chemicals
Iris Holdings, Inc.
8.75% (8.75% Cash or 9.50% PIK), due 2/15/26 (b)(c)	$ 21,105,000	$ 19,865,574
Mativ Holdings, Inc.
6.875%, due 10/1/26 (c)	12,500,000	10,885,175
NOVA Chemicals Corp. (c)
4.875%, due 6/1/24	9,810,000	9,563,173
5.25%, due 6/1/27	15,600,000	14,049,696
Olympus Water US Holding Corp. (c)
7.125%, due 10/1/27	7,400,000	6,737,258
9.75%, due 11/15/28	32,000,000	30,960,000
SCIH Salt Holdings, Inc. (c)
4.875%, due 5/1/28	10,000,000	8,947,218
6.625%, due 5/1/29	29,460,000	25,598,363
SCIL IV LLC
5.375%, due 11/1/26 (c)	15,000,000	13,787,368
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (c)	41,430,000	32,842,804
WR Grace Holdings LLC
7.375%, due 3/1/31 (c)	8,410,000	8,375,315
		294,089,518
Coal 0.1%
Coronado Finance Pty. Ltd.
10.75%, due 5/15/26 (c)	8,720,000	9,058,181
Commercial Services 2.1%
Alta Equipment Group, Inc.
5.625%, due 4/15/26 (c)	6,075,000	5,681,139
Gartner, Inc. (c)
3.75%, due 10/1/30	19,870,000	17,320,723
4.50%, due 7/1/28	5,000,000	4,674,196
Graham Holdings Co.
5.75%, due 6/1/26 (c)	39,695,000	38,974,165
Korn Ferry
4.625%, due 12/15/27 (c)	10,685,000	10,046,882
MPH Acquisition Holdings LLC
5.75%, due 11/1/28 (c)	13,685,000	10,434,813
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (c)	34,804,000	31,654,238
Service Corp. International
3.375%, due 8/15/30	9,000,000	7,504,088
United Rentals North America, Inc.
3.75%, due 1/15/32	5,500,000	4,658,179
3.875%, due 2/15/31	16,675,000	14,373,895
4.875%, due 1/15/28	10,700,000	10,208,843
5.25%, due 1/15/30	2,500,000	2,381,209
Williams Scotsman International, Inc. (c)
4.625%, due 8/15/28	17,860,000	16,426,150

	Principal Amount	Value
Corporate Bonds
Commercial Services
Williams Scotsman International, Inc. (c)
6.125%, due 6/15/25	$ 17,550,000	$ 17,436,886
WW International, Inc.
4.50%, due 4/15/29 (c)	36,685,000	26,046,350
		217,821,756
Computers 0.2%
McAfee Corp.
7.375%, due 2/15/30 (c)	19,010,000	16,426,104
Cosmetics & Personal Care 0.3%
Edgewell Personal Care Co. (c)
4.125%, due 4/1/29	22,500,000	19,682,100
5.50%, due 6/1/28	15,005,000	14,217,238
		33,899,338
Distribution & Wholesale 0.7%
G-III Apparel Group Ltd.
7.875%, due 8/15/25 (c)	23,000,000	22,622,347
H&E Equipment Services, Inc.
3.875%, due 12/15/28 (c)	7,855,000	6,902,028
Ritchie Bros Holdings, Inc. (c)
6.75%, due 3/15/28	15,290,000	15,481,125
7.75%, due 3/15/31	28,245,000	29,437,052
		74,442,552
Diversified Financial Services 2.1%
AG TTMT Escrow Issuer LLC
8.625%, due 9/30/27 (c)	27,150,000	27,994,338
Credit Acceptance Corp.
5.125%, due 12/31/24 (c)	15,215,000	14,908,240
6.625%, due 3/15/26	32,875,000	32,260,823
Enact Holdings, Inc.
6.50%, due 8/15/25 (c)	25,600,000	25,344,883
Jefferies Finance LLC
5.00%, due 8/15/28 (c)	37,570,000	32,104,756
LPL Holdings, Inc. (c)
4.00%, due 3/15/29	27,810,000	24,928,002
4.375%, due 5/15/31	11,000,000	9,671,257
4.625%, due 11/15/27	15,750,000	14,842,968
PennyMac Financial Services, Inc. (c)
4.25%, due 2/15/29	10,150,000	8,379,224
5.75%, due 9/15/31	7,500,000	6,344,555
PRA Group, Inc.
7.375%, due 9/1/25 (c)	10,795,000	10,393,966
Radian Group, Inc.
4.875%, due 3/15/27	3,000,000	2,863,530

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
StoneX Group, Inc.
8.625%, due 6/15/25 (c)	$ 9,196,000	$ 9,264,970
		219,301,512
Electric 2.1%
Clearway Energy Operating LLC
4.75%, due 3/15/28 (c)	23,940,000	22,208,008
DPL, Inc.
4.125%, due 7/1/25	20,325,000	19,486,594
Keystone Power Pass-Through Holders LLC
13.00% (1.00% Cash and 12.00% PIK), due 6/1/24 (a)(b)(c)	8,864,393	5,761,855
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (c)	15,285,000	13,530,590
NextEra Energy Operating Partners LP
3.875%, due 10/15/26 (c)	17,330,000	16,112,852
NRG Energy, Inc.
6.625%, due 1/15/27	3,220,000	3,197,417
Pattern Energy Operations LP
4.50%, due 8/15/28 (c)	16,565,000	15,051,378
PG&E Corp.
5.00%, due 7/1/28	19,460,000	18,003,166
5.25%, due 7/1/30	13,000,000	11,675,157
Talen Energy Supply LLC
8.625%, due 6/1/30 (c)	33,170,000	34,426,480
TransAlta Corp.
7.75%, due 11/15/29	14,150,000	14,680,625
Vistra Corp. (c)(d)(e)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	11,280,000	10,039,200
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26 (a)	31,800,000	30,431,010
		214,604,332
Electrical Components & Equipment 0.1%
WESCO Distribution, Inc.
7.125%, due 6/15/25 (c)	6,665,000	6,741,481
Engineering & Construction 0.4%
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (c)	13,000,000	10,855,000
Railworks Holdings LP
8.25%, due 11/15/28 (c)	9,425,000	8,886,505
TopBuild Corp.
4.125%, due 2/15/32 (c)	8,075,000	6,928,350
Weekley Homes LLC
4.875%, due 9/15/28 (c)	21,580,000	19,368,990
		46,038,845

	Principal Amount	Value
Corporate Bonds
Entertainment 3.2%
Affinity Interactive
6.875%, due 12/15/27 (c)	$ 13,590,000	$ 12,022,810
Allen Media LLC
10.50%, due 2/15/28 (c)	14,870,000	8,438,725
Boyne USA, Inc.
4.75%, due 5/15/29 (c)	9,465,000	8,642,182
Caesars Entertainment, Inc.
7.00%, due 2/15/30 (c)	19,750,000	19,947,921
CCM Merger, Inc.
6.375%, due 5/1/26 (c)	5,000,000	4,871,238
CDI Escrow Issuer, Inc.
5.75%, due 4/1/30 (c)	20,000,000	18,575,006
Churchill Downs, Inc. (c)
4.75%, due 1/15/28	53,025,000	49,015,175
5.50%, due 4/1/27	38,727,000	37,461,153
6.75%, due 5/1/31	12,800,000	12,510,720
International Game Technology plc
6.25%, due 1/15/27 (c)	25,700,000	25,603,625
Jacobs Entertainment, Inc. (c)
6.75%, due 2/15/29	25,354,000	23,093,236
6.75%, due 2/15/29	8,775,000	7,787,479
Live Nation Entertainment, Inc.
6.50%, due 5/15/27 (c)	41,280,000	41,490,400
Merlin Entertainments Ltd.
5.75%, due 6/15/26 (c)	35,100,000	34,147,823
Midwest Gaming Borrower LLC
4.875%, due 5/1/29 (c)	5,000,000	4,441,000
Motion Bondco DAC
6.625%, due 11/15/27 (c)	16,100,000	14,879,217
Vail Resorts, Inc.
6.25%, due 5/15/25 (c)	10,095,000	10,121,752
		333,049,462
Food 1.3%
B&G Foods, Inc.
5.25%, due 4/1/25	25,770,000	24,551,159
Kraft Heinz Foods Co.
6.50%, due 2/9/40	17,749,000	19,023,765
6.875%, due 1/26/39	19,000,000	21,328,190
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (c)	18,956,000	17,818,640
Nathan's Famous, Inc.
6.625%, due 11/1/25 (c)	2,132,000	2,111,870
Simmons Foods, Inc.
4.625%, due 3/1/29 (c)	27,590,000	23,037,650
United Natural Foods, Inc.
6.75%, due 10/15/28 (c)	26,018,000	21,674,035
		129,545,309

	Principal Amount	Value
Corporate Bonds
Food Service 0.3%
Aramark Services, Inc.
6.375%, due 5/1/25 (c)	$ 26,315,000	$ 26,315,395
Forest Products & Paper 0.9%
Glatfelter Corp.
4.75%, due 11/15/29 (c)	10,550,000	7,292,688
Mercer International, Inc.
5.125%, due 2/1/29	58,145,000	47,612,117
5.50%, due 1/15/26	5,085,000	4,906,054
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	36,120,000	36,834,359
		96,645,218
Gas 0.3%
AmeriGas Partners LP
5.75%, due 5/20/27	13,560,000	12,385,722
5.875%, due 8/20/26	25,075,000	23,641,359
		36,027,081
Hand & Machine Tools 0.4%
Regal Rexnord Corp. (c)
6.05%, due 2/15/26	7,250,000	7,247,688
6.05%, due 4/15/28	7,000,000	6,957,273
6.30%, due 2/15/30	5,000,000	4,991,802
6.40%, due 4/15/33	3,750,000	3,740,042
Werner FinCo. LP (c)
11.50%, due 6/15/28	5,500,000	5,513,750
14.50% (8.75% Cash and 5.75% PIK), due 10/15/28 (a)(b)	13,030,000	11,466,400
		39,916,955
Healthcare-Products 1.2%
Garden Spinco Corp.
8.625%, due 7/20/30 (c)	15,500,000	16,728,022
Hologic, Inc. (c)
3.25%, due 2/15/29	39,100,000	34,212,605
4.625%, due 2/1/28	10,205,000	9,700,251
Teleflex, Inc.
4.25%, due 6/1/28 (c)	43,155,000	39,678,941
4.625%, due 11/15/27	3,525,000	3,326,719
Varex Imaging Corp.
7.875%, due 10/15/27 (c)	17,202,000	17,202,000
		120,848,538
Healthcare-Services 4.7%
Acadia Healthcare Co., Inc. (c)
5.00%, due 4/15/29	10,000,000	9,250,067
5.50%, due 7/1/28	10,840,000	10,379,300

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
Catalent Pharma Solutions, Inc. (c)
3.125%, due 2/15/29	$ 23,500,000	$ 19,609,368
3.50%, due 4/1/30	10,500,000	8,793,750
5.00%, due 7/15/27	13,395,000	12,547,963
Centene Corp.
3.00%, due 10/15/30	5,000,000	4,183,400
4.625%, due 12/15/29	3,055,000	2,840,325
CHS/Community Health Systems, Inc.
5.25%, due 5/15/30 (c)	10,500,000	8,389,881
DaVita, Inc. (c)
3.75%, due 2/15/31	15,185,000	12,142,491
4.625%, due 6/1/30	16,790,000	14,326,931
Encompass Health Corp.
4.50%, due 2/1/28	25,720,000	23,891,066
4.625%, due 4/1/31	8,200,000	7,286,627
4.75%, due 2/1/30	24,390,000	22,168,886
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (c)	6,525,000	6,668,504
HCA, Inc.
5.375%, due 2/1/25	26,525,000	26,367,755
5.625%, due 9/1/28	8,500,000	8,532,553
5.875%, due 2/15/26	20,750,000	20,807,801
7.50%, due 11/6/33	44,975,000	49,315,504
7.58%, due 9/15/25	11,020,000	11,340,423
7.69%, due 6/15/25	31,650,000	32,617,033
8.36%, due 4/15/24	4,524,000	4,582,080
IQVIA, Inc. (c)
5.00%, due 10/15/26	30,113,000	29,237,245
5.00%, due 5/15/27	5,000,000	4,821,511
5.70%, due 5/15/28	5,000,000	4,969,396
6.50%, due 5/15/30	10,750,000	10,854,705
Legacy LifePoint Health LLC
6.75%, due 4/15/25 (c)	9,700,000	9,849,089
LifePoint Health, Inc.
5.375%, due 1/15/29 (c)	17,978,000	12,724,740
ModivCare Escrow Issuer, Inc.
5.00%, due 10/1/29 (c)	10,000,000	7,156,536
ModivCare, Inc.
5.875%, due 11/15/25 (c)	8,410,000	7,800,275
Molina Healthcare, Inc. (c)
3.875%, due 11/15/30	7,000,000	5,987,998
4.375%, due 6/15/28	6,335,000	5,808,729
RegionalCare Hospital Partners Holdings, Inc.
9.75%, due 12/1/26 (c)	47,930,000	44,942,360
Tenet Healthcare Corp.
6.125%, due 6/15/30	10,100,000	9,814,675
6.75%, due 5/15/31 (c)	11,500,000	11,423,138
		481,432,105

	Principal Amount	Value
Corporate Bonds
Holding Companies-Diversified 0.7%
Benteler International AG
10.50%, due 5/15/28 (c)	$ 42,015,000	$ 42,648,753
Stena International SA
6.125%, due 2/1/25 (c)	34,995,000	34,260,105
		76,908,858
Home Builders 2.1%
Adams Homes, Inc.
7.50%, due 2/15/25 (c)	23,240,000	22,829,158
Ashton Woods USA LLC
6.625%, due 1/15/28 (c)	3,000,000	2,878,577
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (c)	17,360,000	16,049,320
Century Communities, Inc.
3.875%, due 8/15/29 (c)	15,245,000	13,258,348
6.75%, due 6/1/27	26,205,000	26,306,413
Installed Building Products, Inc.
5.75%, due 2/1/28 (c)	25,430,000	24,079,078
M/I Homes, Inc.
3.95%, due 2/15/30	5,000,000	4,325,000
4.95%, due 2/1/28	7,500,000	7,068,638
Meritage Homes Corp.
3.875%, due 4/15/29 (c)	20,490,000	18,322,429
5.125%, due 6/6/27	8,515,000	8,240,626
Shea Homes LP
4.75%, due 2/15/28	26,925,000	24,501,750
4.75%, due 4/1/29	7,875,000	6,990,716
STL Holding Co. LLC
7.50%, due 2/15/26 (c)	12,000,000	11,100,000
Winnebago Industries, Inc.
6.25%, due 7/15/28 (c)	30,155,000	29,258,074
		215,208,127
Household Products & Wares 0.2%
Central Garden & Pet Co.
4.125%, due 10/15/30	15,620,000	13,279,580
4.125%, due 4/30/31 (c)	12,525,000	10,456,285
		23,735,865
Housewares 0.4%
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31	23,955,000	19,456,898
4.375%, due 2/1/32	9,930,000	8,043,428
4.50%, due 10/15/29	10,000,000	8,775,000
		36,275,326
Insurance 1.0%
BroadStreet Partners, Inc.
5.875%, due 4/15/29 (c)	11,800,000	10,537,707

	Principal Amount	Value
Corporate Bonds
Insurance
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	$ 5,435,000	$ 5,699,067
Fidelity & Guaranty Life Holdings, Inc.
5.50%, due 5/1/25 (c)	14,850,000	14,438,300
MGIC Investment Corp.
5.25%, due 8/15/28	25,957,000	24,714,163
NMI Holdings, Inc.
7.375%, due 6/1/25 (c)	16,000,000	16,157,184
Ryan Specialty LLC
4.375%, due 2/1/30 (c)	4,000,000	3,538,969
USI, Inc.
6.875%, due 5/1/25 (c)	27,670,000	27,558,356
		102,643,746
Internet 1.7%
Cars.com, Inc.
6.375%, due 11/1/28 (c)	22,300,000	21,033,727
Gen Digital, Inc. (c)
6.75%, due 9/30/27	10,000,000	10,034,897
7.125%, due 9/30/30	10,000,000	10,077,350
Netflix, Inc.
5.75%, due 3/1/24	17,961,000	17,915,379
5.875%, due 11/15/28	32,450,000	33,431,158
Uber Technologies, Inc. (c)
6.25%, due 1/15/28	4,125,000	4,093,074
7.50%, due 5/15/25	12,075,000	12,210,404
7.50%, due 9/15/27	23,710,000	24,200,843
VeriSign, Inc.
4.75%, due 7/15/27	18,744,000	18,522,906
5.25%, due 4/1/25	21,041,000	20,870,411
		172,390,149
Investment Companies 0.6%
Compass Group Diversified Holdings LLC (c)
5.00%, due 1/15/32	12,250,000	10,058,339
5.25%, due 4/15/29	34,750,000	31,636,605
Icahn Enterprises LP
5.25%, due 5/15/27	13,130,000	11,574,107
6.25%, due 5/15/26	12,770,000	11,971,101
		65,240,152
Iron & Steel 1.2%
Allegheny Ludlum LLC
6.95%, due 12/15/25	22,688,000	22,866,456
Big River Steel LLC
6.625%, due 1/31/29 (c)	34,687,000	34,572,533
Mineral Resources Ltd. (c)
8.00%, due 11/1/27	5,000,000	5,013,657

	Principal Amount	Value
Corporate Bonds
Iron & Steel
Mineral Resources Ltd. (c)
8.125%, due 5/1/27	$ 53,640,000	$ 53,687,203
8.50%, due 5/1/30	9,629,000	9,728,995
		125,868,844
Leisure Time 2.4%
Carnival Corp. (c)
4.00%, due 8/1/28	28,000,000	24,895,024
5.75%, due 3/1/27	59,290,000	54,843,866
6.00%, due 5/1/29	33,500,000	30,112,788
7.625%, due 3/1/26	9,110,000	8,987,147
9.875%, due 8/1/27	31,843,000	33,291,570
10.50%, due 2/1/26	29,445,000	31,038,416
Carnival Holdings Bermuda Ltd.
10.375%, due 5/1/28 (c)	17,575,000	19,176,944
Royal Caribbean Cruises Ltd. (c)
5.375%, due 7/15/27	10,460,000	9,945,624
5.50%, due 4/1/28	20,000,000	18,849,946
7.25%, due 1/15/30	18,215,000	18,411,995
		249,553,320
Lodging 1.7%
Boyd Gaming Corp.
4.75%, due 12/1/27	38,570,000	36,324,551
4.75%, due 6/15/31 (c)	47,500,000	42,501,841
Hilton Domestic Operating Co., Inc.
4.00%, due 5/1/31 (c)	39,340,000	34,314,644
4.875%, due 1/15/30	35,110,000	32,915,635
5.375%, due 5/1/25 (c)	5,000,000	4,953,313
5.75%, due 5/1/28 (c)	12,500,000	12,310,169
Hyatt Hotels Corp.
5.75%, due 4/23/30 (f)	5,000,000	5,058,357
Station Casinos LLC
4.50%, due 2/15/28 (c)	3,000,000	2,721,210
		171,099,720
Machinery—Construction & Mining 0.3%
Terex Corp.
5.00%, due 5/15/29 (c)	9,000,000	8,374,230
Vertiv Group Corp.
4.125%, due 11/15/28 (c)	27,420,000	24,614,158
		32,988,388
Machinery-Diversified 0.6%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (g)(h)(i)	9,200,000	—
Chart Industries, Inc.
7.50%, due 1/1/30 (c)	12,000,000	12,298,196

	Principal Amount	Value
Corporate Bonds
Machinery-Diversified
TK Elevator Holdco GmbH
7.625%, due 7/15/28 (c)	$ 12,126,000	$ 11,307,495
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (c)	35,910,000	33,581,351
		57,187,042
Media 5.7%
Block Communications, Inc.
4.875%, due 3/1/28 (c)	16,000,000	13,394,131
Cable One, Inc.
4.00%, due 11/15/30 (c)	37,800,000	29,862,000
CCO Holdings LLC
4.25%, due 2/1/31 (c)	36,815,000	30,265,310
4.25%, due 1/15/34 (c)	28,050,000	21,559,808
4.50%, due 8/15/30 (c)	42,430,000	35,950,808
4.50%, due 5/1/32	47,500,000	38,729,757
4.50%, due 6/1/33 (c)	14,500,000	11,473,850
4.75%, due 3/1/30 (c)	31,835,000	27,593,524
5.00%, due 2/1/28 (c)	24,000,000	22,179,149
5.125%, due 5/1/27 (c)	41,225,000	38,677,215
5.375%, due 6/1/29 (c)	13,495,000	12,332,462
CSC Holdings LLC (c)
5.50%, due 4/15/27	3,750,000	3,215,159
5.75%, due 1/15/30	23,900,000	12,372,483
6.50%, due 2/1/29	14,230,000	12,082,904
7.50%, due 4/1/28	8,900,000	5,498,573
11.25%, due 5/15/28	15,585,000	15,409,669
Diamond Sports Group LLC
6.625%, due 8/15/27 (c)(h)(j)	7,000,000	163,855
DIRECTV Financing LLC
5.875%, due 8/15/27 (c)	37,250,000	33,626,464
DISH DBS Corp.
7.75%, due 7/1/26	18,675,000	12,073,387
LCPR Senior Secured Financing DAC (c)
5.125%, due 7/15/29	19,150,000	15,835,610
6.75%, due 10/15/27	55,712,000	52,106,899
News Corp. (c)
3.875%, due 5/15/29	43,330,000	38,263,856
5.125%, due 2/15/32	11,110,000	10,165,650
Sirius XM Radio, Inc. (c)
5.00%, due 8/1/27	7,425,000	6,898,493
5.50%, due 7/1/29	11,590,000	10,589,425
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (a)(g)(i)	20,000,000	17,688,000
Videotron Ltd.
5.375%, due 6/15/24 (c)	17,850,000	17,686,403
Virgin Media Finance plc
5.00%, due 7/15/30 (c)	19,275,000	15,816,142

	Principal Amount	Value
Corporate Bonds
Media
VZ Secured Financing BV
5.00%, due 1/15/32 (c)	$ 16,320,000	$ 13,261,998
Ziggo BV
4.875%, due 1/15/30 (c)	9,500,000	8,044,134
		582,817,118
Metal Fabricate & Hardware 0.3%
Advanced Drainage Systems, Inc. (c)
5.00%, due 9/30/27	18,315,000	17,491,789
6.375%, due 6/15/30	12,615,000	12,487,622
		29,979,411
Mining 1.5%
Arconic Corp.
6.00%, due 5/15/25 (c)	8,695,000	8,811,643
Century Aluminum Co.
7.50%, due 4/1/28 (c)	34,830,000	33,088,500
Compass Minerals International, Inc.
6.75%, due 12/1/27 (c)	31,535,000	30,721,014
Constellium SE
3.75%, due 4/15/29 (c)	10,000,000	8,694,100
Eldorado Gold Corp.
6.25%, due 9/1/29 (c)	6,550,000	5,863,014
First Quantum Minerals Ltd. (c)
6.875%, due 10/15/27	16,950,000	16,665,579
7.50%, due 4/1/25	4,000,000	3,986,600
IAMGOLD Corp.
5.75%, due 10/15/28 (c)	39,275,000	30,241,750
Novelis Corp.
4.75%, due 1/30/30 (c)	16,248,000	14,603,033
		152,675,233
Miscellaneous—Manufacturing 1.0%
Amsted Industries, Inc.
5.625%, due 7/1/27 (c)	24,395,000	23,663,150
Calderys Financing LLC
11.25%, due 6/1/28 (c)	10,730,000	11,035,805
EnPro Industries, Inc.
5.75%, due 10/15/26	25,284,000	24,651,900
Gates Global LLC
6.25%, due 1/15/26 (c)	6,750,000	6,665,932
Hillenbrand, Inc.
5.00%, due 9/15/26 (f)	4,050,000	3,965,533
5.75%, due 6/15/25	7,000,000	6,928,433
LSB Industries, Inc.
6.25%, due 10/15/28 (c)	16,905,000	15,518,790

	Principal Amount	Value
Corporate Bonds
Miscellaneous—Manufacturing
Trinity Industries, Inc.
7.75%, due 7/15/28 (c)	$ 12,725,000	$ 12,947,387
		105,376,930
Office Furnishings 0.1%
Interface, Inc.
5.50%, due 12/1/28 (c)	16,952,000	14,215,161
Oil & Gas 6.4%
Ascent Resources Utica Holdings LLC (c)
7.00%, due 11/1/26	14,500,000	14,181,325
9.00%, due 11/1/27	11,295,000	14,083,209
California Resources Corp.
7.125%, due 2/1/26 (c)	11,000,000	11,082,500
Chevron USA, Inc.
3.85%, due 1/15/28	5,560,000	5,421,255
3.90%, due 11/15/24	4,000,000	3,930,855
Civitas Resources, Inc.
5.00%, due 10/15/26 (c)	5,500,000	5,190,625
Comstock Resources, Inc.
6.75%, due 3/1/29 (c)	12,120,000	11,305,155
Encino Acquisition Partners Holdings LLC
8.50%, due 5/1/28 (c)	41,705,000	38,255,077
EQT Corp.
6.125%, due 2/1/25 (f)	8,161,000	8,165,325
Gulfport Energy Corp.
8.00%, due 5/17/26	1,362,721	1,376,096
8.00%, due 5/17/26 (c)	30,637,302	30,938,007
Gulfport Energy Operating Corp. Escrow Claim Shares (g)(h)
6.00%, due 10/15/24	50,754,000	—
6.375%, due 5/15/25	24,354,000	—
6.375%, due 1/15/26	11,915,000	—
6.625%, due 5/1/23	17,072,000	—
Hilcorp Energy I LP (c)
5.75%, due 2/1/29	5,000,000	4,625,000
6.00%, due 4/15/30	8,000,000	7,394,663
6.25%, due 4/15/32	8,750,000	7,953,097
Marathon Oil Corp.
4.40%, due 7/15/27	6,825,000	6,535,887
6.80%, due 3/15/32	5,000,000	5,267,480
Matador Resources Co.
5.875%, due 9/15/26	24,545,000	23,885,456
6.875%, due 4/15/28 (c)	6,100,000	6,062,220
Moss Creek Resources Holdings, Inc.
7.50%, due 1/15/26 (c)	9,465,000	8,840,013
Noble Finance II LLC
8.00%, due 4/15/30 (c)	7,500,000	7,715,625

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Occidental Petroleum Corp.
5.55%, due 3/15/26	$ 30,505,000	$ 30,344,849
5.875%, due 9/1/25	6,000,000	6,010,168
6.45%, due 9/15/36	6,850,000	7,191,473
6.625%, due 9/1/30	5,000,000	5,243,850
6.95%, due 7/1/24	6,672,000	6,717,036
7.15%, due 5/15/28	4,000,000	4,208,800
Parkland Corp. (c)
4.50%, due 10/1/29	24,035,000	21,210,268
4.625%, due 5/1/30	13,075,000	11,473,993
5.875%, due 7/15/27	14,025,000	13,646,712
PDC Energy, Inc.
6.125%, due 9/15/24	11,454,000	11,425,365
Permian Resources Operating LLC (c)
5.375%, due 1/15/26	18,867,000	18,112,320
6.875%, due 4/1/27	23,400,000	23,166,000
7.75%, due 2/15/26	20,645,000	20,848,188
Rockcliff Energy II LLC
5.50%, due 10/15/29 (c)	42,725,000	39,125,293
Southwestern Energy Co.
5.375%, due 3/15/30	13,830,000	12,939,878
5.70%, due 1/23/25 (f)	3,504,000	3,481,996
Sunoco LP
6.00%, due 4/15/27	18,965,000	18,808,108
Talos Production, Inc.
12.00%, due 1/15/26	81,465,000	85,199,763
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (c)	31,317,813	31,082,929
Transocean, Inc.
8.75%, due 2/15/30 (c)	35,610,000	36,971,370
Viper Energy Partners LP
5.375%, due 11/1/27 (c)	8,475,000	8,136,000
Vital Energy, Inc.
7.75%, due 7/31/29 (c)	17,830,000	15,244,650
10.125%, due 1/15/28	7,274,000	7,266,144
		660,064,023
Oil & Gas Services 0.9%
Bristow Group, Inc.
6.875%, due 3/1/28 (c)	31,500,000	29,825,966
Nine Energy Service, Inc.
13.00%, due 2/1/28	30,200,000	26,570,001
Weatherford International Ltd. (c)
6.50%, due 9/15/28	21,645,000	21,648,955
8.625%, due 4/30/30	14,595,000	14,958,080
		93,003,002

	Principal Amount	Value
Corporate Bonds
Packaging & Containers 0.6%
ARD Finance SA
6.50% (6.50% Cash or 7.25% PIK), due 6/30/27 (b)(c)	$ 12,208,936	$ 9,919,760
Cascades USA, Inc. (c)
5.125%, due 1/15/26	11,306,000	10,854,082
5.375%, due 1/15/28	23,385,000	21,981,900
Owens-Brockway Glass Container, Inc.
7.25%, due 5/15/31 (c)	12,000,000	12,194,640
Sealed Air Corp.
6.125%, due 2/1/28 (c)	5,320,000	5,296,106
		60,246,488
Pharmaceuticals 3.1%
1375209 BC Ltd.
9.00%, due 1/30/28 (c)	8,000,000	8,019,986
180 Medical, Inc.
3.875%, due 10/15/29 (c)	20,670,000	18,097,248
Bausch Health Cos., Inc. (c)
7.00%, due 1/15/28	7,000,000	3,290,257
7.25%, due 5/30/29	5,000,000	2,358,284
11.00%, due 9/30/28	20,687,000	15,251,519
14.00%, due 10/15/30	1,974,000	1,249,131
BellRing Brands, Inc.
7.00%, due 3/15/30 (c)	20,880,000	20,958,926
Grifols SA
4.75%, due 10/15/28 (c)	11,595,000	10,165,505
Jazz Securities DAC
4.375%, due 1/15/29 (c)	49,390,000	43,913,331
Organon & Co. (c)
4.125%, due 4/30/28	25,000,000	22,403,540
5.125%, due 4/30/31	17,890,000	15,165,144
Owens & Minor, Inc. (c)
4.50%, due 3/31/29	24,155,000	20,769,246
6.625%, due 4/1/30	42,780,000	39,164,094
Par Pharmaceutical, Inc.
7.50%, due 4/1/27 (c)(h)(j)	53,067,000	38,999,733
Prestige Brands, Inc. (c)
3.75%, due 4/1/31	39,485,000	33,167,400
5.125%, due 1/15/28	26,650,000	25,450,750
		318,424,094
Pipelines 5.1%
ANR Pipeline Co.
7.375%, due 2/15/24	2,555,000	2,558,815
Antero Midstream Partners LP (c)
5.375%, due 6/15/29	5,500,000	5,156,059
5.75%, due 3/1/27	5,000,000	4,836,497
5.75%, due 1/15/28	8,000,000	7,692,644

	Principal Amount	Value
Corporate Bonds
Pipelines
CNX Midstream Partners LP
4.75%, due 4/15/30 (c)	$ 3,500,000	$ 3,033,659
Crestwood Midstream Partners LP
8.00%, due 4/1/29 (c)	6,500,000	6,608,555
DT Midstream, Inc.
4.375%, due 6/15/31 (c)	7,255,000	6,298,360
Energy Transfer LP
4.40%, due 3/15/27	14,700,000	14,176,368
4.95%, due 5/15/28	16,000,000	15,650,112
EnLink Midstream LLC
6.50%, due 9/1/30 (c)	6,220,000	6,260,623
EQM Midstream Partners LP (c)
4.75%, due 1/15/31	10,000,000	8,928,020
6.00%, due 7/1/25	4,497,000	4,464,801
6.50%, due 7/1/27	8,900,000	8,857,661
7.50%, due 6/1/27	5,000,000	5,074,435
7.50%, due 6/1/30	4,935,000	5,089,021
FTAI Infra Escrow Holdings LLC
10.50%, due 6/1/27 (c)	30,795,000	30,671,387
Genesis Energy LP
6.25%, due 5/15/26	13,670,000	13,044,905
7.75%, due 2/1/28	26,315,000	25,592,388
8.00%, due 1/15/27	32,684,000	32,166,191
8.875%, due 4/15/30	3,340,000	3,331,431
Harvest Midstream I LP
7.50%, due 9/1/28 (c)	26,675,000	26,215,827
Hess Midstream Operations LP (c)
4.25%, due 2/15/30	4,000,000	3,510,000
5.625%, due 2/15/26	1,000,000	985,000
Holly Energy Partners LP (c)
5.00%, due 2/1/28	9,870,000	9,231,780
6.375%, due 4/15/27	10,625,000	10,583,031
ITT Holdings LLC
6.50%, due 8/1/29 (c)	22,620,000	19,345,667
MPLX LP
4.875%, due 12/1/24	12,000,000	11,847,208
New Fortress Energy, Inc.
6.50%, due 9/30/26 (c)	12,930,000	11,864,016
NGL Energy Operating LLC
7.50%, due 2/1/26 (c)	14,445,000	14,313,021
NuStar Logistics LP
5.75%, due 10/1/25	3,000,000	2,947,500
6.00%, due 6/1/26	15,000,000	14,762,421
Plains All American Pipeline LP
Series B
9.431% (3 Month LIBOR + 4.11%), due 11/15/71 (a)(d)(e)	45,303,000	40,955,153
Rockies Express Pipeline LLC
4.80%, due 5/15/30 (c)	10,950,000	9,718,125

	Principal Amount	Value
Corporate Bonds
Pipelines
Summit Midstream Holdings LLC
9.00%, due 10/15/26 (c)(f)	$ 29,715,000	$ 29,194,634
Tallgrass Energy Partners LP (c)
5.50%, due 1/15/28	5,000,000	4,600,000
6.00%, due 3/1/27	19,000,000	18,005,036
7.50%, due 10/1/25	8,500,000	8,514,875
Targa Resources Partners LP
6.50%, due 7/15/27	5,116,000	5,139,465
TransMontaigne Partners LP
6.125%, due 2/15/26	26,447,000	23,141,125
Venture Global LNG, Inc.
8.125%, due 6/1/28 (c)	27,335,000	27,782,778
Western Midstream Operating LP
4.65%, due 7/1/26	5,000,000	4,851,247
4.75%, due 8/15/28	12,000,000	11,489,917
5.50%, due 2/1/50 (f)	3,000,000	2,544,240
		521,033,998
Real Estate 0.6%
Howard Hughes Corp. (The) (c)
4.125%, due 2/1/29	4,000,000	3,380,040
4.375%, due 2/1/31	4,500,000	3,702,517
Newmark Group, Inc.
6.125%, due 11/15/23	43,914,000	43,601,142
Realogy Group LLC
5.25%, due 4/15/30 (c)	10,000,000	7,205,178
		57,888,877
Real Estate Investment Trusts 2.3%
CTR Partnership LP
3.875%, due 6/30/28 (c)	12,425,000	11,044,334
GLP Capital LP
5.25%, due 6/1/25	10,000,000	9,841,608
5.30%, due 1/15/29	14,080,000	13,434,731
5.375%, due 4/15/26	5,620,000	5,515,251
MPT Operating Partnership LP
4.625%, due 8/1/29	15,240,000	12,105,297
5.00%, due 10/15/27	32,835,000	28,777,678
5.25%, due 8/1/26	10,000,000	9,204,173
RHP Hotel Properties LP
4.50%, due 2/15/29 (c)	8,305,000	7,401,831
4.75%, due 10/15/27	28,050,000	26,375,695
7.25%, due 7/15/28 (c)	8,660,000	8,790,135
VICI Properties LP (c)
3.875%, due 2/15/29	13,475,000	11,945,931
4.625%, due 6/15/25	13,000,000	12,622,090

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
VICI Properties LP (c)
5.625%, due 5/1/24	$ 52,060,000	$ 51,786,435
5.75%, due 2/1/27	26,800,000	26,441,751
		235,286,940
Retail 5.4%
1011778 B.C. Unlimited Liability Co. (c)
3.875%, due 1/15/28	26,885,000	24,622,073
4.00%, due 10/15/30	55,052,000	47,309,057
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	23,137,000	21,174,572
4.625%, due 11/15/29 (c)	13,005,000	11,505,581
4.75%, due 3/1/30	17,525,000	15,477,332
5.00%, due 2/15/32 (c)	9,910,000	8,636,607
CEC Entertainment LLC
6.75%, due 5/1/26 (c)	19,390,000	18,645,005
Dave & Buster's, Inc.
7.625%, due 11/1/25 (c)	9,240,000	9,335,774
Group 1 Automotive, Inc.
4.00%, due 8/15/28 (c)	16,000,000	14,168,701
Ken Garff Automotive LLC
4.875%, due 9/15/28 (c)	26,535,000	23,248,337
KFC Holding Co.
4.75%, due 6/1/27 (c)	18,287,000	17,671,825
LCM Investments Holdings II LLC (c)
4.875%, due 5/1/29	51,000,000	44,496,801
8.25%, due 8/1/31	10,500,000	10,666,425
Murphy Oil USA, Inc.
4.75%, due 9/15/29	7,500,000	6,879,222
5.625%, due 5/1/27	10,417,000	10,125,990
NMG Holding Co., Inc.
7.125%, due 4/1/26 (c)	85,205,000	79,634,084
Papa John's International, Inc.
3.875%, due 9/15/29 (c)	18,284,000	15,628,479
Patrick Industries, Inc. (c)
4.75%, due 5/1/29	6,760,000	5,834,821
7.50%, due 10/15/27	21,040,000	20,671,800
Sonic Automotive, Inc. (c)
4.625%, due 11/15/29	10,000,000	8,567,359
4.875%, due 11/15/31	10,795,000	8,961,565
Yum! Brands, Inc.
3.625%, due 3/15/31	40,870,000	35,031,863
4.625%, due 1/31/32	40,600,000	36,778,257
4.75%, due 1/15/30 (c)	33,885,000	31,604,878
5.375%, due 4/1/32	30,000,000	28,397,817
		555,074,225

	Principal Amount	Value
Corporate Bonds
Software 3.9%
ACI Worldwide, Inc.
5.75%, due 8/15/26 (c)	$ 13,784,000	$ 13,592,402
Camelot Finance SA
4.50%, due 11/1/26 (c)	19,590,000	18,476,479
Central Parent, Inc.
7.25%, due 6/15/29 (c)	10,750,000	10,631,577
Clarivate Science Holdings Corp. (c)
3.875%, due 7/1/28	31,609,000	28,175,393
4.875%, due 7/1/29	62,041,000	55,111,120
CWT Travel Group, Inc. (c)
8.50%, due 11/19/26	9,965,000	4,783,200
8.50%, due 11/19/26	8,513,374	4,086,420
Fair Isaac Corp.
5.25%, due 5/15/26 (c)	11,250,000	11,039,062
MSCI, Inc. (c)
3.25%, due 8/15/33	13,095,000	10,681,883
3.625%, due 9/1/30	28,645,000	25,088,210
3.625%, due 11/1/31	5,000,000	4,294,785
3.875%, due 2/15/31	39,000,000	34,604,833
4.00%, due 11/15/29	31,330,000	28,510,176
Open Text Corp. (c)
3.875%, due 2/15/28	19,385,000	17,242,806
3.875%, due 12/1/29	13,000,000	10,996,518
6.90%, due 12/1/27	12,340,000	12,609,900
Open Text Holdings, Inc.
4.125%, due 2/15/30 (c)	31,547,000	27,043,647
PTC, Inc. (c)
3.625%, due 2/15/25	11,000,000	10,627,382
4.00%, due 2/15/28	36,369,000	33,377,007
SS&C Technologies, Inc.
5.50%, due 9/30/27 (c)	24,745,000	23,905,663
Veritas US, Inc.
7.50%, due 9/1/25 (c)	16,665,000	13,664,311
		398,542,774
Telecommunications 3.0%
Connect Finco SARL
6.75%, due 10/1/26 (c)	56,200,000	53,879,999
Frontier Communications Holdings LLC
8.625%, due 3/15/31 (c)	12,140,000	11,615,959
Hughes Satellite Systems Corp.
6.625%, due 8/1/26	8,000,000	7,222,960
Sprint Capital Corp.
6.875%, due 11/15/28	104,520,000	110,796,351
Sprint LLC
7.875%, due 9/15/23	46,900,000	46,938,927
T-Mobile USA, Inc.
2.625%, due 2/15/29	2,000,000	1,740,196

	Principal Amount	Value
Corporate Bonds
Telecommunications
T-Mobile USA, Inc.
2.875%, due 2/15/31	$ 8,275,000	$ 7,013,423
4.75%, due 2/1/28	32,555,000	31,725,362
5.375%, due 4/15/27	33,000,000	33,083,127
		304,016,304
Toys, Games & Hobbies 0.2%
Mattel, Inc.
5.875%, due 12/15/27 (c)	22,275,000	21,842,045
Transportation 0.7%
Seaspan Corp.
5.50%, due 8/1/29 (c)	24,865,000	20,264,975
Watco Cos. LLC
6.50%, due 6/15/27 (c)	49,875,000	47,788,230
XPO Escrow Sub LLC
7.50%, due 11/15/27 (c)	5,000,000	5,168,700
		73,221,905
Total Corporate Bonds (Cost $9,462,302,559)		8,887,290,681
Loan Assignments 4.7%
Automobile 0.1%
Dealer Tire Financial LLC
Term Loan B2
9.819% (1 Month SOFR + 4.50%), due 12/14/27 (d)	10,945,000	10,922,202
Beverage, Food & Tobacco 0.1%
United Natural Foods, Inc.
Initial Term Loan
8.683% (1 Month SOFR + 3.25%), due 10/22/25 (d)	10,714,378	10,713,350
Chemicals, Plastics & Rubber 0.2%
Jazz Pharmaceuticals plc
Initial Dollar Term Loan
8.933% (1 Month SOFR + 3.50%), due 5/5/28 (d)	23,623,254	23,593,725
Electronics 0.1%
Camelot U.S. Acquisition LLC (d)
Initial Term Loan
8.433% (1 Month SOFR + 3.00%), due 10/30/26	4,055,174	4,050,104
Amendment No. 2 Incremental Term Loan
8.433% (1 Month SOFR + 3.00%), due 10/30/26	4,122,187	4,117,035
		8,167,139

	Principal Amount	Value
Loan Assignments
Energy (Electricity) 0.1%
Talen Energy Supply LLC (d)
Initial Term Loan B
9.59% (3 Month SOFR + 4.50%), due 5/17/30	$ 5,965,714	$ 5,947,817
Initial Term Loan C
9.59% (3 Month SOFR + 4.50%), due 5/17/30	4,834,286	4,819,783
		10,767,600
Finance 0.3%
Aretec Group, Inc.
Incremental Term Loan
TBD, due 3/8/30	15,500,000	15,422,500
RealTruck Group, Inc.
Initial Term Loan
9.183% (1 Month SOFR + 3.75%), due 1/31/28 (d)	19,169,172	17,998,051
		33,420,551
Healthcare, Education & Childcare 0.6%
Endo Luxembourg Finance Co. I SARL
2021 Term Loan
14.50% (1 Month LIBOR + 6.00%), due 3/27/28 (d)	21,700,000	16,058,000
LifePoint Health, Inc.
First Lien Term Loan B
9.377% (3 Month SOFR + 3.75%), due 11/16/25 (d)	38,003,924	37,348,356
Organon & Co.
Dollar Term Loan
8.257% (1 Month SOFR + 3.00%), due 6/2/28 (d)	9,322,500	9,291,428
		62,697,784
High Tech Industries 0.2%
Open Text Corp.
Term Loan B
8.919% (1 Month SOFR + 3.50%), due 1/31/30 (d)	20,397,500	20,416,633
Insurance 0.2%
USI, Inc.
2022 Incremental Term Loan
8.992% (3 Month SOFR + 3.75%), due 11/22/29 (d)	16,872,500	16,857,737
Leisure, Amusement, Motion Pictures & Entertainment 0.0% ‡
NASCAR Holdings LLC
Initial Term Loan
7.933% (1 Month SOFR + 2.50%), due 10/19/26 (d)	2,636,915	2,640,092
Manufacturing 0.1%
Adient U.S. LLC
Term Loan B1
8.683% (1 Month SOFR + 3.25%), due 4/10/28 (d)	6,443,411	6,444,751

	Principal Amount	Value
Loan Assignments
Manufacturing
DexKo Global, Inc.
First Lien Closing Date Dollar Term Loan
9.253% (3 Month SOFR + 3.75%), due 10/4/28 (d)	$ 8,000,000	$ 7,725,000
		14,169,751
Media 0.4%
DIRECTV Financing LLC
Closing Date Term Loan
10.433% (1 Month SOFR + 5.00%), due 8/2/27 (d)	42,038,089	41,749,077
Oil & Gas 0.4%
Brazos Delaware II LLC
Initial Term Loan
8.944% (1 Month SOFR + 3.75%), due 2/11/30 (d)	1,995,000	1,985,382
PetroQuest Energy LLC (a)(d)(g)
Term Loan
12.693% (12.07% PIK) (1 Month LIBOR + 7.50%), due 11/8/23 (b)	22,865,199	17,606,203
Term Loan
12.693% (1 Month LIBOR + 7.50%), due 1/1/28	3,077,564	3,077,564
2020 Term Loan
12.705% (12.53% PIK) (1 Month LIBOR + 7.50%), due 9/19/26 (b)	2,363,567	2,363,567
TransMontaigne Operating Co. LP
Tranche Term Loan B 8.92% - 8.933%
(1 Month SOFR + 3.50%), due 11/17/28 (d)	16,034,376	15,901,596
		40,934,312
Retail 0.9%
Great Outdoors Group LLC
Term Loan B2
9.183% (1 Month SOFR + 3.75%), due 3/6/28 (d)	93,575,370	93,185,441
Services: Business 0.2%
GIP II Blue Holding LP
Initial Term Loan
9.933% (3 Month SOFR + 4.50%), due 9/29/28 (d)	18,676,412	18,703,100
Icon plc (d)
Lux Term Loan
7.753% (3 Month SOFR + 2.25%), due 7/3/28	2,693,296	2,691,613
U.S. Term Loan
7.753% (3 Month SOFR + 2.25%), due 7/3/28	671,036	670,617
		22,065,330
Software 0.3%
Cloud Software Group, Inc.
First Lien Term Loan A
9.842% (3 Month SOFR + 4.50%), due 9/29/28 (d)	26,924,290	25,757,580

	Principal Amount	Value
Loan Assignments
Utilities 0.5%
PG&E Corp.
Term Loan
8.433% (1 Month SOFR + 3.00%), due 6/23/25 (d)	$ 48,166,869	$ 47,986,243
Total Loan Assignments (Cost $486,654,556)		486,044,547
Total Long-Term Bonds (Cost $10,044,168,315)		9,480,671,948

	Shares
Common Stocks 2.2%
Consumer Staples Distribution & Retail 0.0% ‡
ASG warrant Corp. (a)(g)(k)	12,502	—
Distributors 0.0% ‡
ATD New Holdings, Inc. (k)	142,545	5,274,165
Electric Utilities 0.0% ‡
Keycon Power Holdings LLC (a)(g)(k)	38,880	389
Electrical Equipment 0.1%
Energy Technologies, Inc. (a)(g)(k)	16,724	8,362,000
Energy Equipment & Services 0.2%
Forum Energy Technologies, Inc. (k)	617,274	16,796,025
Nine Energy Service, Inc. (k)	148,500	746,955
		17,542,980
Hotels, Restaurants & Leisure 0.1%
Carlson Travel, Inc. (a)(i)(k)	1,813,550	7,254,200
Independent Power and Renewable Electricity Producers 0.3%
GenOn Energy, Inc. (i)	386,241	33,796,087
Metals & Mining 0.1%
Franco-Nevada Corp.	65,000	9,479,600
Oil, Gas & Consumable Fuels 1.4%
Chord Energy Corp.	92,861	14,564,319
Gulfport Energy Corp. (k)	903,190	92,531,816
PetroQuest Energy, Inc. (a)(g)(k)	284,709	—

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
Talos Energy, Inc. (k)	2,074,193	$ 33,187,088
		140,283,223
Total Common Stocks (Cost $272,080,143)		221,992,644
Convertible Preferred Stock 0.1%
Hotels, Restaurants & Leisure 0.1%
CWT Travel Holdings, Inc., 15.00% (a)(c)(e)(g)(k)	97,040	5,822,400
Total Convertible Preferred Stock (Cost $8,023,865)		5,822,400
Preferred Stock 0.3%
Electrical Equipment 0.3%
Energy Technologies Ltd. (a)(g)(k)	37,258	30,290,754
Total Preferred Stock (Cost $35,514,837)		30,290,754
Exchange-Traded Funds 0.4%
iShares Gold Trust (k)	929,500	34,577,400
SPDR Gold Shares (k)	55,336	10,090,520
Total Exchange-Traded Funds (Cost $33,598,418)		44,667,920

	Number of Warrants
Warrants 0.0% ‡
Hotels, Restaurants & Leisure 0.0% ‡
CWT Travel Holdings, Inc. (g)(k)
Expires 11/19/26	169,236	119
Expires 11/19/28	178,143	1,443
		1,562
Oil, Gas & Consumable Fuels 0.0% ‡
California Resources Corp.
Expires 10/27/24 (k)	36,093	653,283
Total Warrants (Cost $32,627,513)		654,845
Total Investments (Cost $10,426,013,091)	95.1%	9,784,100,511
Other Assets, Less Liabilities	4.9	505,492,709
Net Assets	100.0%	$ 10,289,593,220

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Illiquid security—As of July 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $208,806,095, which represented 2.0% of the Fund’s net assets.
(b)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Floating rate—Rate shown was the rate in effect as of July 31, 2023.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Step coupon—Rate shown was the rate in effect as of July 31, 2023.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Issue in non-accrual status.
(i)	Restricted security.
(j)	Issue in default.
(k)	Non-income producing security.
Abbreviation(s):
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
SPDR—Standard & Poor’s Depositary Receipt
TBD—To Be Determined
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 107,336,720	$ —	$ 107,336,720
Corporate Bonds	—	8,869,602,681	17,688,000	8,887,290,681
Loan Assignments	—	462,997,213	23,047,334	486,044,547
Total Long-Term Bonds	—	9,439,936,614	40,735,334	9,480,671,948
Common Stocks	167,305,803	46,324,452	8,362,389	221,992,644
Convertible Preferred Stock	—	—	5,822,400	5,822,400
Preferred Stock	—	—	30,290,754	30,290,754
Exchange-Traded Funds	44,667,920	—	—	44,667,920
Warrants	653,283	—	1,562	654,845
Total Investments in Securities	$ 212,627,006	$ 9,486,261,066	$ 85,212,439	$ 9,784,100,511

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay International Equity Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 92.1%
China 3.8%
Tencent Holdings Ltd. (Interactive Media & Services)	184,999	$ 8,406,781
Denmark 2.6%
Chr Hansen Holding A/S (Chemicals)	77,305	5,840,021
France 11.8%
Air Liquide SA (Chemicals)	12,432	2,232,965
BioMerieux (Health Care Equipment & Supplies)	30,925	3,317,239
Dassault Systemes SE (Software)	186,497	7,973,504
Edenred (Financial Services)	101,696	6,606,016
Sartorius Stedim Biotech (Life Sciences Tools & Services)	19,748	6,177,327
		26,307,051
Germany 8.4%
Deutsche Boerse AG (Capital Markets)	37,657	7,216,694
Nemetschek SE (Software)	38,772	2,823,799
Scout24 SE (Interactive Media & Services) (a)	26,216	1,734,658
Symrise AG (Chemicals)	64,667	7,066,054
		18,841,205
Hong Kong 3.5%
AIA Group Ltd. (Insurance)	779,000	7,731,167
India 6.5%
HDFC Bank Ltd. (Banks)	724,186	14,538,530
Israel 4.2%
Nice Ltd., Sponsored ADR (Software) (b)	43,287	9,430,073
Italy 0.7%
Reply SpA (IT Services)	14,277	1,547,780
Japan 7.5%
Benefit One, Inc. (Professional Services)	177,400	1,828,680
Menicon Co. Ltd. (Health Care Equipment & Supplies)	123,619	2,212,308
MonotaRO Co. Ltd. (Trading Companies & Distributors)	428,300	5,226,365
Relo Group, Inc. (Real Estate Management & Development)	185,800	2,562,398
SMS Co. Ltd. (Professional Services)	118,200	2,502,502
TechnoPro Holdings, Inc. (Professional Services)	98,445	2,541,654
		16,873,907
Netherlands 6.0%
Adyen NV (Financial Services) (a)(b)	3,918	7,279,390
IMCD NV (Trading Companies & Distributors)	39,701	6,021,690
		13,301,080

	Shares	Value
Common Stocks
Spain 3.4%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	105,897	$ 7,593,809
Sweden 2.3%
Hexagon AB, Class B (Electronic Equipment, Instruments & Components)	526,441	5,098,672
Switzerland 8.3%
Alcon, Inc. (Health Care Equipment & Supplies)	63,494	5,391,910
Belimo Holding AG (Registered) (Building Products)	3,961	2,131,187
DSM-Firmenich AG (Chemicals)	18,422	2,035,626
Lonza Group AG (Registered) (Life Sciences Tools & Services)	11,510	6,668,026
Straumann Holding AG (Health Care Equipment & Supplies)	13,569	2,242,958
		18,469,707
United Kingdom 8.2%
Croda International plc (Chemicals)	75,078	5,675,095
Diageo plc (Beverages)	191,926	8,368,322
St James's Place plc (Capital Markets)	363,697	4,387,455
		18,430,872
United States 14.9%
Accenture plc, Class A (IT Services)	10,159	3,213,800
Aon plc, Class A (Insurance)	6,289	2,003,046
Experian plc (Professional Services)	79,776	3,080,630
Globant SA (IT Services) (b)	45,801	8,002,809
ICON plc (Life Sciences Tools & Services) (b)	50,360	12,661,008
Linde plc (Chemicals)	5,331	2,082,662
TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	15,950	2,288,665
		33,332,620
Total Common Stocks (Cost $173,317,173)		205,743,275
Exchange-Traded Fund 4.5%
United States 4.5%
iShares MSCI ACWI ex U.S. ETF	199,573	10,208,159
Total Exchange-Traded Fund (Cost $9,767,441)		10,208,159

	Shares	Value
Short-Term Investment 0.3%
Affiliated Investment Company 0.3%
United States 0.3%
MainStay U.S. Government Liquidity Fund, 5.075% (c)	674,188	$ 674,188
Total Short-Term Investment (Cost $674,188)		674,188
Total Investments (Cost $183,758,802)	96.9%	216,625,622
Other Assets, Less Liabilities	3.1	6,823,532
Net Assets	100.0%	$ 223,449,154

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	Current yield as of July 31, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 831	$ 28,818	$ (28,975)	$ —	$ —	$ 674	$ 32	$ —	674
Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 205,743,275	$ —	$ —	$ 205,743,275
Exchange-Traded Fund	10,208,159	—	—	10,208,159
Short-Term Investment
Affiliated Investment Company	674,188	—	—	674,188
Total Investments in Securities	$ 216,625,622	$ —	$ —	$ 216,625,622

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Tax Free Bond Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 99.8%
Long-Term Municipal Bonds 94.1%
Alabama 1.2%
Black Belt Energy Gas District, Gas Project No.6, Revenue Bonds
Series B
4.00%, due 10/1/52 (a)	$ 15,060,000	$ 14,912,445
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-1
4.00%, due 10/1/52 (a)	16,495,000	16,293,136
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B-1
4.00%, due 4/1/53 (a)	12,750,000	12,590,458
County of Jefferson, Sewer, Revenue Bonds, Sub. Lien
Series D
6.00%, due 10/1/42	4,910,000	5,168,653
Lower Alabama Gas District (The), Gas Project, Project No. 2, Revenue Bonds
4.00%, due 12/1/50 (a)	750,000	744,301
Lower Alabama Gas District (The), Revenue Bonds
Series A
5.00%, due 9/1/46	20,795,000	21,519,600
Southeast Energy Authority, A Cooperative District, Project No. 1, Revenue Bonds
Series A
4.00%, due 11/1/51 (a)	6,600,000	6,502,296
Southeast Energy Authority, A Cooperative District, Project No. 2, Revenue Bonds
Series B
4.00%, due 12/1/51 (a)	14,815,000	14,433,035
Southeast Energy Authority, A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	3,405,000	3,514,185
Town of Pike Road, Limited General Obligation
5.00%, due 3/1/52	7,750,000	8,433,959
		104,112,068
Alaska 0.1%
Alaska Housing Finance Corp., General Mortgage, Revenue Bonds
Series C-II, Insured: GNMA / FNMA / FHLMC
5.75%, due 12/1/52	6,350,000	6,757,702
Alaska Industrial Development & Export Authority, Greater Fairbanks Community Hospital Foundation Obligated Group, Revenue Bonds
5.00%, due 4/1/32	3,050,000	3,055,895
		9,813,597
Arizona 0.5%
Arizona Board of Regents, Arizona State University, Revenue Bonds
Series A
5.50%, due 7/1/48	8,500,000	9,776,787
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Junior Lien
Series D
5.00%, due 7/1/37	5,000,000	5,284,972

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
City of Phoenix Civic Improvement Corp., Water System, Revenue Bonds, Junior Lien
Series A
5.00%, due 7/1/44	$ 10,180,000	$ 11,136,526
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 12/1/45	15,500,000	15,918,133
		42,116,418
Arkansas 0.2%
Little Rock School District, Limited General Obligation
Series A, Insured: BAM State Aid Withholding
3.00%, due 2/1/46	15,230,000	12,153,109
Series A, Insured: BAM State Aid Withholding
3.00%, due 2/1/50	6,180,000	4,750,300
State of Arkansas, Unlimited General Obligation
3.00%, due 10/1/24	2,000,000	1,993,685
University of Arkansas, UALR Campus, Revenue Bonds
5.00%, due 10/1/31	1,205,000	1,269,855
		20,166,949
California 15.4%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/36	23,000,000	13,829,829
Series C, Insured: AGM
5.00%, due 10/1/52	4,750,000	5,115,927
Allan Hancock Joint Community College District, Unlimited General Obligation
Series C
(zero coupon), due 8/1/44	8,500,000	5,943,417
Anaheim City School District, Election of 2010, Unlimited General Obligation
Insured: AGM
5.00%, due 8/1/51	9,000,000	9,879,874
Antelope Valley Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/50	3,750,000	2,860,527
Bay Area Toll Authority, Revenue Bonds
Series F-1
5.25%, due 4/1/54	17,500,000	19,761,455
Cabrillo Unified School District, Election of 2018, Unlimited General Obligation
Series B, Insured: AGM-CR
5.00%, due 8/1/50	4,105,000	4,336,054
California Community Choice Financing Authority, Clean Energy Project, Green Bond, Revenue Bonds
Series B-1
4.00%, due 2/1/52 (a)	4,245,000	4,222,753
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds (a)
Series A-1
4.00%, due 5/1/53	4,555,000	4,544,703

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds (a)
Series C
5.25%, due 1/1/54	$ 12,325,000	$ 12,880,954
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A
3.00%, due 4/1/44	2,075,000	1,592,432
Series A
4.00%, due 4/1/49	5,000,000	4,623,737
California Health Facilities Financing Authority, Stanford Health Care Obligated Group, Revenue Bonds
Series A
4.00%, due 8/15/50	5,875,000	5,766,104
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Obligated Group, Revenue Bonds
Series A
5.00%, due 8/15/41	9,000,000	9,957,027
California Infrastructure & Economic Development Bank, Revenue Bonds
4.00%, due 10/1/42	14,000,000	14,182,913
California Infrastructure & Economic Development Bank, California State Teachers' Retirement System, Revenue Bonds
5.00%, due 8/1/49	8,450,000	9,032,754
California Municipal Finance Authority, Community Health System, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 2/1/41	2,500,000	2,440,898
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
5.00%, due 5/15/32	1,570,000	1,664,773
Insured: BAM
5.00%, due 5/15/36	3,400,000	3,625,376
Insured: BAM
5.00%, due 5/15/39	8,215,000	8,639,818
California Public Finance Authority, Hoag Memorial Hospital Presbyterian, Revenue Bonds
Series A
4.00%, due 7/15/51	15,000,000	14,673,558
California State University, Systemwide, Revenue Bonds
Series C
3.00%, due 11/1/40	6,000,000	5,159,331
Series C
4.00%, due 11/1/45	9,500,000	9,500,141
Series A
5.00%, due 11/1/47	9,725,000	10,227,523
Series A
5.00%, due 11/1/48	12,895,000	13,847,628
Carlsbad Unified School District, Election of 2018, Unlimited General Obligation
Series B
3.00%, due 8/1/46	2,725,000	2,171,400
Center Joint Unified School District, Election of 2008, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 8/1/51	4,750,000	3,588,540
City & County of San Francisco, Certificate of Participation
Series A
4.00%, due 4/1/38	3,760,000	3,814,087

	Principal Amount	Value
Long-Term Municipal Bonds
California
City & County of San Francisco, South Van Ness Project, Certificate of Participation
Series A
4.00%, due 4/1/43	$ 4,250,000	$ 4,236,833
City of Escondido, Unlimited General Obligation
5.00%, due 9/1/36	4,000,000	4,156,749
City of Long Beach, Harbor, Revenue Bonds
Series A
5.00%, due 5/15/44	7,070,000	7,632,371
City of Los Angeles, Department of Airports, Revenue Bonds (b)
Series D
3.00%, due 5/15/39	170,000	165,911
Series D
3.00%, due 5/15/39	3,860,000	3,246,397
Series D
4.00%, due 5/15/40	2,200,000	2,161,800
Series A
5.00%, due 5/15/44	3,535,000	3,648,537
Series E
5.00%, due 5/15/49	8,450,000	9,028,275
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien
Series A
4.75%, due 5/15/40 (b)	6,000,000	6,020,567
Series A
5.00%, due 5/15/33 (b)	3,330,000	3,410,749
Series C
5.00%, due 5/15/45 (b)	3,250,000	3,407,416
Series I
5.00%, due 5/15/48	5,800,000	6,399,848
Series H
5.25%, due 5/15/47 (b)	8,150,000	8,752,197
Series G
5.50%, due 5/15/36 (b)	15,175,000	17,293,794
Series G
5.50%, due 5/15/37 (b)	3,500,000	3,952,809
Series G
5.50%, due 5/15/40 (b)	6,700,000	7,455,325
City of Los Angeles, Wastewater System, Revenue Bonds
Series A
5.00%, due 6/1/43	3,000,000	3,002,534
Series A
5.00%, due 6/1/48	8,550,000	9,131,608
City of Sacramento, Transient Occupancy Tax, Revenue Bonds
Series A
5.00%, due 6/1/30	3,920,000	4,257,006
Series A
5.00%, due 6/1/32	2,010,000	2,182,461
Series A
5.00%, due 6/1/33	1,225,000	1,329,567

	Principal Amount	Value
Long-Term Municipal Bonds
California
City of San Francisco, Public Utilities Commission Water, Revenue Bonds
Series A
5.25%, due 11/1/48	$ 30,000,000	$ 34,132,500
Series A
5.25%, due 11/1/52	25,500,000	28,849,943
Series B
5.25%, due 11/1/52	6,050,000	6,844,790
City of San Jose, Unlimited General Obligation
Series A
5.00%, due 9/1/42	5,500,000	6,103,318
Series A
5.00%, due 9/1/47	6,400,000	7,023,183
Coachella Valley Unified School District, Election 2005, Unlimited General Obligation
Series F, Insured: BAM
5.00%, due 8/1/46	12,180,000	12,695,726
Compton Community Redevelopment Agency, Successor Agency, Tax Allocation
Series A, Insured: AGM
5.00%, due 8/1/26	5,500,000	5,800,467
Desert Sands Unified School District, Unlimited General Obligation
5.00%, due 8/1/40	3,250,000	3,461,062
El Camino Community College District Foundation (The), Election of 2002, Unlimited General Obligation
Series C
(zero coupon), due 8/1/38	11,750,000	6,474,924
Evergreen School District, Election of 2014, Unlimited General Obligation
4.00%, due 8/1/41	3,750,000	3,754,836
Fontana Public Facilities Financing Authority, City of Fontana, Revenue Bonds
Series A, Insured: BAM
5.00%, due 9/1/32	1,320,000	1,340,628
Fresno Unified School District, Unlimited General Obligation
Series B
3.00%, due 8/1/43	7,500,000	6,193,629
Irvine Facilities Financing Authority, Community Facilities District No. 2013-3, Special Tax
Series A, Insured: BAM
5.00%, due 9/1/48	18,000,000	19,893,274
Jurupa Unified School District, Election 2014, Unlimited General Obligation
Series C
5.25%, due 8/1/43	4,450,000	4,845,043
Live Oak Elementary School District, Certificate of Participation
Insured: AGM
5.00%, due 8/1/39	2,455,000	2,567,709
Long Beach Unified School District, Unlimited General Obligation
Series D-1
(zero coupon), due 8/1/30	4,450,000	3,395,973
Los Angeles Community College District, Unlimited General Obligation
0.444%, due 8/1/23	3,785,000	3,785,000
Los Angeles County Metropolitan Transportation Authority, Sales Tax, Revenue Bonds
Series A
4.00%, due 6/1/36	4,750,000	5,066,759

	Principal Amount	Value
Long-Term Municipal Bonds
California
Los Angeles County Public Works Financing Authority, Revenue Bonds
Series E-1
5.00%, due 12/1/44	$ 3,325,000	$ 3,605,893
Los Angeles Unified School District, Unlimited General Obligation
Series C
4.00%, due 7/1/33	2,750,000	2,961,137
Series C
4.00%, due 7/1/38	5,750,000	5,911,938
Series A
5.00%, due 7/1/32	7,080,000	8,199,487
Series A
5.00%, due 7/1/33	7,620,000	8,788,960
Los Angeles Unified School District, Election of 2008, Unlimited General Obligation
Series B-1, Insured: AGM-CR
5.25%, due 7/1/42	41,155,000	44,637,981
Moreno Valley Unified School District, Election 2014, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 8/1/46	4,750,000	3,771,514
Murrieta Valley Unified School District, Election of 2014, Unlimited General Obligation
5.25%, due 9/1/51	9,700,000	10,722,735
Napa Valley Community College District, Unlimited General Obligation
4.00%, due 8/1/29	5,250,000	5,399,521
4.00%, due 8/1/32	5,250,000	5,375,791
North Lake Tahoe Public Financing Authority, Health & Human Services Center, Revenue Bonds
4.50%, due 12/1/52	4,395,000	4,505,318
Oakland Unified School District, Alameda County, Unlimited General Obligation
Insured: AGM
5.00%, due 8/1/27	1,160,000	1,206,506
Insured: AGM
5.00%, due 8/1/28	1,755,000	1,824,621
Insured: AGM
5.00%, due 8/1/29	2,285,000	2,378,321
Ocean View School District of Orange County, Unlimited General Obligation
Series C, Insured: AGM
3.00%, due 8/1/47	4,250,000	3,336,652
Ontario Montclair School District, Election of 2016, Unlimited General Obligation
Series A
5.00%, due 8/1/46	3,250,000	3,415,572
Orange County Sanitation District, Revenue Bonds
Series A
5.00%, due 2/1/30	8,500,000	8,656,416
Oxnard School District, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/41	10,000,000	10,615,571
Palomar Community College District, Election of 2006, Unlimited General Obligation
Series D
5.25%, due 8/1/45	10,000,000	10,623,728

	Principal Amount	Value
Long-Term Municipal Bonds
California
Panama-Buena Vista Union School District, Election of 2022, Unlimited General Obligation
0.05%, due 8/1/24	$ 4,170,000	$ 4,018,422
Paramount Unified School District, Election of 2006, Unlimited General Obligation
Insured: BAM
(zero coupon), due 8/1/43	22,090,000	5,743,400
Peninsula Corridor Joint Powers Board, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/47	3,000,000	3,300,440
Peralta Community College District, Unlimited General Obligation
Series A
4.00%, due 8/1/39	4,250,000	4,187,371
Port of Los Angeles, Revenue Bonds
Series A
5.00%, due 8/1/35 (b)	2,575,000	2,607,766
Richmond Joint Powers Financing Authority, Civic Center Project, Revenue Bonds
Series A, Insured: AGM
5.00%, due 11/1/36	2,750,000	3,001,664
Riverside County Transportation Commission, Sales Tax, Revenue Bonds
Series B
4.00%, due 6/1/36	16,950,000	17,440,943
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2, Special Assessment
Series A
5.00%, due 10/1/36	3,195,000	3,382,241
Series A
5.00%, due 10/1/41	12,250,000	12,835,679
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
5.50%, due 8/1/47	8,840,000	9,810,424
Series A, Insured: BAM
5.50%, due 8/1/52	14,920,000	16,506,697
Sacramento Municipal Utility District, Revenue Bonds
Series H
4.00%, due 8/15/45	5,200,000	5,214,754
San Bernardino City Unified School District, Election of 2012, Unlimited General Obligation
Series F, Insured: AGM
3.00%, due 8/1/44	5,650,000	4,549,203
Series A, Insured: AGM
5.00%, due 8/1/30	950,000	950,000
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.00%, due 7/1/33 (b)	4,990,000	5,494,593
San Diego County Water Authority, Revenue Bonds
Series A
5.00%, due 5/1/47	3,750,000	4,151,259
San Diego Public Facilities Financing Authority, Capital Improvement Projects, Revenue Bonds
Series A
5.00%, due 10/15/44	2,250,000	2,324,712

	Principal Amount	Value
Long-Term Municipal Bonds
California
San Diego Unified School District, Election of 2012, Unlimited General Obligation
Series R-2
(zero coupon), due 7/1/41	$ 11,000,000	$ 10,142,856
Series M-2
3.00%, due 7/1/50	10,000,000	7,749,315
Series B-4
5.00%, due 7/1/40	4,570,000	5,224,659
Series I
5.00%, due 7/1/41	3,750,000	3,974,813
San Francisco Bay Area Rapid Transit District, Election of 2004, Unlimited General Obligation
Series F-1
3.00%, due 8/1/37	2,440,000	2,189,711
San Francisco Bay Area Rapid Transit District, Election of 2016, Unlimited General Obligation
Series C-1
3.00%, due 8/1/50	3,750,000	2,823,145
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series
Series A
5.00%, due 5/1/34 (b)	7,350,000	8,119,890
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds
Series A
5.00%, due 5/1/49 (b)	52,055,000	53,684,004
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/49	12,000,000	12,208,240
San Jose Evergreen Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 9/1/41	1,065,000	912,158
San Leandro Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.25%, due 8/1/48	10,900,000	12,229,312
San Marcos Schools Financing Authority, San Marcos Unified School District, Revenue Bonds
Insured: AGM
5.00%, due 8/15/34	1,000,000	1,080,113
Insured: AGM
5.00%, due 8/15/35	1,000,000	1,075,711
Insured: AGM
5.00%, due 8/15/36	1,100,000	1,177,193
San Mateo Union High School District, Capital Appreciation, Election of 2010, Unlimited General Obligation
Series A
(zero coupon), due 9/1/41	6,750,000	6,537,389
Santa Ana Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AGC
(zero coupon), due 8/1/33	14,955,000	10,164,782
Santa Monica Community College District, Election of 2016, Unlimited General Obligation
Series A
5.00%, due 8/1/43	7,000,000	7,506,546

	Principal Amount	Value
Long-Term Municipal Bonds
California
Silicon Valley Clean Water, Revenue Bonds
Series A
0.25%, due 3/1/24	$ 7,300,000	$ 7,064,106
Southern California Public Power Authority, Southern Transmissional System Renewal Project, Revenue Bonds
Series A-1
5.00%, due 7/1/48	47,750,000	53,332,782
Series A-1
5.25%, due 7/1/53	62,780,000	70,957,013
State of California, Various Purpose, Unlimited General Obligation
3.00%, due 10/1/36	5,810,000	5,348,801
3.00%, due 10/1/37	8,565,000	7,695,128
4.00%, due 3/1/36	30,200,000	31,560,042
4.00%, due 10/1/36	3,150,000	3,271,052
4.00%, due 10/1/37	10,800,000	11,133,665
4.00%, due 10/1/39	5,775,000	5,882,349
5.00%, due 11/1/28	7,500,000	7,527,472
5.00%, due 11/1/30	4,250,000	4,266,096
5.00%, due 10/1/32	5,950,000	6,076,639
Series B
5.00%, due 11/1/32	30,350,000	36,360,031
5.00%, due 9/1/41	3,150,000	3,536,051
5.00%, due 4/1/42	3,250,000	3,647,868
5.00%, due 9/1/42	33,200,000	37,432,479
5.00%, due 4/1/47	4,605,000	5,115,518
5.00%, due 9/1/52	7,500,000	8,277,941
Stockton Unified School District, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 8/1/42	4,400,000	4,453,276
Sunnyvale School District, Election of 2013, Unlimited General Obligation
Series C
3.00%, due 9/1/44	6,750,000	5,555,606
Tahoe-Truckee Unified School District, Election 2014, Unlimited General Obligation
Series B
5.00%, due 8/1/41	1,950,000	2,045,456
Temecula Valley Unified School District, Election 2012, Unlimited General Obligation
Series D
3.00%, due 8/1/47	5,000,000	3,975,815
Twin Rivers Unified School District, Election 2006, Unlimited General Obligation
Series 2008, Insured: AGM
(zero coupon), due 8/1/32	4,370,000	3,104,402
University of California, Revenue Bonds
Series AO
3.25%, due 5/15/29	6,750,000	6,769,724
Series I
5.00%, due 5/15/31	5,025,000	5,215,081
Series AM
5.25%, due 5/15/30	2,000,000	2,034,922

	Principal Amount	Value
Long-Term Municipal Bonds
California
University of California, Revenue Bonds
Series BN
5.50%, due 5/15/40	$ 14,250,000	$ 17,299,432
Val Verde Unified School District, Election of 2012, Unlimited General Obligation
Series F, Insured: AGM
3.00%, due 8/1/47	8,910,000	6,932,226
Val Verde Unified School District, Election of 2020, Unlimited General Obligation
Series B, Insured: AGM
4.00%, due 8/1/51	6,960,000	6,865,350
Victor Valley Community College District, Unlimited General Obligation
Series A
4.00%, due 8/1/39	7,705,000	7,742,461
Series A
4.00%, due 8/1/44	5,250,000	5,242,654
Vista Unified School District, Election of 2018, Unlimited General Obligation
Series B, Insured: BAM
5.25%, due 8/1/48	6,000,000	6,697,600
Walnut Valley Unified School District, Election of 2016, Unlimited General Obligation
Series C
5.00%, due 8/1/45	4,035,000	4,507,943
Westminster School District, Election 2008, Unlimited General Obligation
Series B, Insured: BAM
(zero coupon), due 8/1/48	13,650,000	2,444,033
Yosemite Community College District, Unlimited General Obligation
Series D
(zero coupon), due 8/1/42	17,500,000	13,827,124
		1,292,440,256
Colorado 2.1%
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.30%, due 12/15/28	5,790,000	5,367,764
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
5.00%, due 12/1/25	4,370,000	4,500,714
Series A
5.00%, due 12/1/34	6,000,000	6,746,987
Series A
5.00%, due 12/1/36	12,115,000	12,706,368
Series A
5.00%, due 12/1/38	11,000,000	11,428,954
Series A
5.00%, due 12/1/43	10,940,000	11,262,564
Series A
5.00%, due 12/1/48	3,790,000	3,875,500
Series A
5.50%, due 11/15/27	6,000,000	6,022,195

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
5.50%, due 11/15/35	$ 5,250,000	$ 6,071,658
Series A
5.50%, due 11/15/38	7,350,000	8,334,799
Series A
5.50%, due 11/15/40	6,430,000	7,227,762
Series A
5.50%, due 11/15/42	3,980,000	4,449,152
Series D
5.75%, due 11/15/38	3,000,000	3,460,240
Series D
5.75%, due 11/15/45	7,100,000	8,018,934
City & County of Denver, Convention Center Expansion Project, Certificate of Participation
Series A
5.375%, due 6/1/43	4,250,000	4,407,539
City of Colorado Springs, Utilities System, Revenue Bonds
Series A-2
5.00%, due 11/15/44	2,750,000	2,783,846
Series B
5.00%, due 11/15/47	11,150,000	12,275,543
Denver City & County School District No. 1, Unlimited General Obligation
Insured: State Aid Withholding
4.00%, due 12/1/31	6,000,000	6,120,906
Denver Convention Center Hotel Authority, Revenue Bonds, Senior Lien
5.00%, due 12/1/36	1,000,000	1,011,430
Regional Transportation District Sales Tax, Fastracks Project, Revenue Bonds
Series A
5.00%, due 11/1/31	6,500,000	7,575,372
State of Colorado, Certificate of Participation
Series N
5.00%, due 3/15/37	4,230,000	4,525,892
6.00%, due 12/15/39	4,560,000	5,477,288
6.00%, due 12/15/40	5,025,000	6,010,193
Vista Ridge Metropolitan District, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/31	1,250,000	1,316,252
Weld County School District No. RE-4, Unlimited General Obligation
Insured: State Aid Withholding
5.25%, due 12/1/41	8,250,000	8,579,901
Insured: State Aid Withholding
5.25%, due 12/1/47	14,150,000	15,872,938
		175,430,691
Connecticut 1.1%
City of Bridgeport, Unlimited General Obligation
Series D, Insured: AGM
5.00%, due 8/15/33	2,340,000	2,472,960

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
City of Bridgeport, Unlimited General Obligation
Series D, Insured: AGM
5.00%, due 8/15/34	$ 2,340,000	$ 2,471,833
Series D, Insured: AGM
5.00%, due 8/15/35	2,590,000	2,728,115
Series D, Insured: AGM
5.00%, due 8/15/36	2,590,000	2,717,320
City of Hartford, Unlimited General Obligation
Series C, Insured: AGM State Guaranteed
5.00%, due 7/15/32	6,370,000	6,627,494
Series C, Insured: AGM State Guaranteed
5.00%, due 7/15/34	2,250,000	2,340,088
State of Connecticut, Unlimited General Obligation
Series A
3.00%, due 1/15/37	6,420,000	5,771,488
Series A
4.00%, due 4/15/38	2,300,000	2,317,975
Series F
5.00%, due 9/15/28	6,610,000	7,288,000
Series A
5.00%, due 3/15/29	5,300,000	5,460,796
Series C
5.00%, due 6/15/33	1,775,000	1,945,292
Series A
5.00%, due 4/15/35	5,000,000	5,347,166
State of Connecticut, Transportation Infrastructure, Special Tax, Revenue Bonds
Series A
5.00%, due 9/1/30	4,000,000	4,072,525
Series A, Insured: BAM
5.00%, due 9/1/31	12,120,000	12,908,353
Series A
5.00%, due 9/1/33	10,950,000	11,550,401
State of Connecticut Clean Water Fund, State Revolving Fund, Revenue Bonds
Series A
5.00%, due 5/1/33	2,250,000	2,437,105
Town of North Branford, Unlimited General Obligation
5.00%, due 8/2/24	9,500,000	9,630,599
University of Connecticut, Revenue Bonds
Series A
5.00%, due 11/1/35	3,240,000	3,528,672
		91,616,182
Delaware 0.0% ‡
Delaware State Health Facilities Authority, Christiana Care Health System, Revenue Bonds
Series A
5.00%, due 10/1/36	3,185,000	3,465,772

	Principal Amount	Value
Long-Term Municipal Bonds
District of Columbia 2.2%
District of Columbia, Water & Sewer Authority, Revenue Bonds, Sub. Lien
Series C
4.00%, due 10/1/32	$ 6,975,000	$ 7,007,183
District of Columbia, Unlimited General Obligation
Series D
5.00%, due 6/1/32	3,500,000	3,547,209
Series A
5.00%, due 10/15/44	12,000,000	12,897,082
Series A
5.25%, due 1/1/48	13,850,000	15,627,869
District of Columbia, Revenue Bonds
Series C
5.00%, due 12/1/32	5,750,000	6,834,406
Series A
5.00%, due 7/1/36	7,675,000	8,907,989
Series A
5.50%, due 7/1/47	28,705,000	32,820,462
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 10/1/52	20,435,000	19,389,225
Series B
6.50%, due 10/1/44	6,040,000	6,824,995
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Second Lien
Series C, Insured: AGC
6.50%, due 10/1/41	6,730,000	7,455,684
Metropolitan Washington Airports Authority, Revenue Bonds (b)
Series A
5.00%, due 10/1/26	2,150,000	2,155,182
Series A
5.00%, due 10/1/27	2,600,000	2,606,267
Series A
5.00%, due 10/1/28	10,450,000	10,576,589
Series A
5.00%, due 10/1/28	2,250,000	2,255,423
Series A
5.00%, due 10/1/29	17,500,000	17,718,662
Series A
5.00%, due 10/1/35	3,955,000	4,228,657
Series A
5.00%, due 10/1/36	3,750,000	4,059,919
Washington Metropolitan Area Transit Authority, Green bond, Revenue Bonds
Series A, Insured: BAM
3.00%, due 7/15/36	5,175,000	4,854,502
Series A
5.50%, due 7/15/51	13,275,000	15,116,394
		184,883,699

	Principal Amount	Value
Long-Term Municipal Bonds
Florida 6.1%
City of Cape Coral, Water & Sewer, Revenue Bonds
Insured: BAM
4.00%, due 10/1/42	$ 11,900,000	$ 11,857,730
City of Gainesville, Utilities System, Revenue Bonds
Series A
5.00%, due 10/1/47	13,170,000	13,997,362
City of Miami, Beach Parking, Revenue Bonds
Insured: BAM
5.00%, due 9/1/40	2,250,000	2,282,365
City of Miami, Water & Sewer, Revenue Bonds
5.00%, due 9/1/47	10,000,000	10,401,536
City of Orlando, Tourist Development Tax, Revenue Bonds, Third Lien
Series C, Insured: AGC
5.50%, due 11/1/38	1,145,000	1,146,704
City of South Miami, Miami Health Facilities Authority, Inc., Revenue Bonds
5.00%, due 8/15/42	17,115,000	17,618,790
City of Tampa, Revenue Bonds
Series C, Insured: BAM
3.00%, due 10/1/36	4,440,000	4,128,706
County of Broward, Tourist Development Tax, Revenue Bonds
4.00%, due 9/1/40	5,000,000	4,981,467
County of Broward, Convention Center Hotel, Revenue Bonds, First Tier
5.50%, due 1/1/55	23,700,000	26,468,196
County of Lee, Airport, Revenue Bonds (b)
Series A
5.00%, due 10/1/24	3,785,000	3,828,716
Series A
5.00%, due 10/1/24	815,000	824,413
Series A
5.00%, due 10/1/30	8,030,000	8,757,620
Series B
5.00%, due 10/1/37	3,750,000	4,005,097
Series B
5.00%, due 10/1/46	4,750,000	4,936,957
County of Miami-Dade, Water & Sewer System, Revenue Bonds
Insured: BAM
3.00%, due 10/1/36	2,100,000	1,899,465
Series B
4.00%, due 10/1/38	5,150,000	5,175,500
Series B, Insured: BAM
4.00%, due 10/1/49	39,630,000	38,562,455
Series B
5.00%, due 10/1/33	4,250,000	4,371,287
County of Miami-Dade, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/38 (b)	4,650,000	4,687,108
County of Miami-Dade, Transit System, Revenue Bonds
5.00%, due 7/1/45	14,120,000	15,354,935

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
County of Miami-Dade, Transit System, Revenue Bonds
5.00%, due 7/1/46	$ 10,440,000	$ 11,330,466
5.00%, due 7/1/48	4,965,000	5,369,735
5.00%, due 7/1/50	12,250,000	13,213,719
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AGM
5.75%, due 9/1/54	17,500,000	19,737,940
County of Sarasota, Utility System, Revenue Bonds
5.25%, due 10/1/47	12,795,000	14,276,839
Florida Municipal Power Agency, All-Requirements Power Supply Project, Revenue Bonds
Series A
5.00%, due 10/1/26	3,500,000	3,703,524
Greater Orlando Aviation Authority, Revenue Bonds
Series A
5.00%, due 10/1/33 (b)	1,205,000	1,299,385
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds
Series A
5.00%, due 10/1/47 (b)	7,000,000	7,326,792
Miami-Dade County Health Facilities Authority, Nicklaus Children's Hospital Project, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 8/1/46	5,000,000	4,868,162
Series A, Insured: AGM-CR
4.00%, due 8/1/51	19,750,000	18,784,926
North Broward Hospital District, Revenue Bonds
Series B
5.00%, due 1/1/42	6,500,000	6,639,222
North Sumter County Utility Dependent District, Sumter Water Conservation Authority Project, Revenue Bonds
Insured: AGM
5.00%, due 10/1/52	7,200,000	7,565,039
Orange County Health Facilities Authority, Presbyterian Retirement Communities, Inc., Revenue Bonds
5.00%, due 8/1/31	1,250,000	1,287,500
Putnam County Development Authority, Seminole Electric Cooperative, Inc., Revenue Bonds
Series A
5.00%, due 3/15/42	8,500,000	8,837,946
School Board of Miami-Dade County (The), Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 3/15/35	6,060,000	6,982,730
Series A, Insured: BAM
5.00%, due 3/15/39	8,445,000	9,395,837
Series A, Insured: BAM
5.00%, due 3/15/40	8,510,000	9,442,956
Series A, Insured: BAM
5.00%, due 3/15/47	13,995,000	15,343,364
Series A, Insured: BAM
5.00%, due 3/15/52	13,190,000	14,376,537
School District of Broward County, Certificate of Participation
Series A, Insured: AGM
5.00%, due 7/1/27	3,750,000	3,871,923

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
School District of Broward County, Unlimited General Obligation
5.00%, due 7/1/46	$ 6,600,000	$ 7,157,756
South Broward Hospital District, Revenue Bonds
Series A
3.00%, due 5/1/51	8,000,000	5,721,591
Series A, Insured: BAM
3.00%, due 5/1/51	17,315,000	12,766,086
4.00%, due 5/1/48	4,750,000	4,528,613
South Florida Water Management District, Certificate of Participation
5.00%, due 10/1/34	12,955,000	13,440,364
State of Florida, Department of Transportation Turnpike System, Revenue Bonds
Series C
3.00%, due 7/1/51	11,900,000	9,014,276
Series A
3.50%, due 7/1/29	7,250,000	7,291,240
Series A
4.00%, due 7/1/32	4,250,000	4,284,531
State of Florida, Capital Outlay, Unlimited General Obligation
Series C
3.15%, due 6/1/29	4,750,000	4,754,485
Series C
4.00%, due 6/1/32	3,400,000	3,539,065
Series A
5.00%, due 6/1/24	9,000,000	9,126,581
Tampa Bay Water, Revenue Bonds
Series A
5.00%, due 10/1/26	5,780,000	6,001,170
Village Community Development District No. 8, Special Assessment
Insured: AGM
3.50%, due 5/1/40	4,945,000	4,682,792
Volusia County Educational Facility Authority, Embry-Riddle Aeronautical University, Revenue Bonds
Series A
5.00%, due 10/15/49	4,000,000	4,178,036
West Palm Beach Community Redevelopment Agency, City center community redevelopment, Tax Allocation
Insured: AGM-CR
5.00%, due 3/1/34	8,450,000	9,459,728
Insured: AGM-CR
5.00%, due 3/1/35	9,020,000	10,063,982
Wildwood Utility Dependent District, Revenue Bonds
Insured: AGM
5.25%, due 10/1/43	10,250,000	11,387,312
Insured: AGM
5.50%, due 10/1/53	14,000,000	15,490,755
		511,829,314

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia 2.5%
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
4.00%, due 7/1/44	$ 23,935,000	$ 23,567,957
Series A
4.00%, due 7/1/49	2,325,000	2,245,900
City of Atlanta, Airport Passenger Facility Charge, Revenue Bonds, Sub. Lien
Series D
4.00%, due 7/1/35 (b)	13,820,000	13,878,620
City of Atlanta, Water & Wastewater, Revenue Bonds
Series C
4.00%, due 11/1/37	4,750,000	4,812,799
5.00%, due 11/1/29	4,250,000	4,388,685
City of Atlanta, Department of Aviation, Revenue Bonds (b)
Series C
5.00%, due 1/1/27	2,750,000	2,764,461
Series C
5.00%, due 1/1/28	2,250,000	2,262,871
Series C
5.00%, due 1/1/29	2,000,000	2,012,071
City of Atlanta, Public Improvement, Unlimited General Obligation
Series A-1
5.00%, due 12/1/42	11,750,000	13,172,882
City of Dalton (The), Georgia Combined Utilities, Revenue Bonds
5.00%, due 3/1/30	2,055,000	2,150,316
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Revenue Bonds
Series A
2.50%, due 2/15/51	8,500,000	5,265,825
Georgia Ports Authority, Revenue Bonds
4.00%, due 7/1/51	10,250,000	9,944,282
4.00%, due 7/1/52	5,000,000	4,835,424
5.25%, due 7/1/43	7,195,000	8,126,749
5.25%, due 7/1/52	4,750,000	5,282,655
Main Street Natural Gas, Inc., Revenue Bonds
Series C
4.00%, due 3/1/50 (a)	2,500,000	2,487,465
Series C
4.00%, due 5/1/52 (a)	6,960,000	6,875,023
Series A
4.00%, due 7/1/52 (a)	8,500,000	8,468,933
Series A
4.00%, due 9/1/52 (a)	21,190,000	20,831,363
Series A
5.00%, due 5/15/34	2,750,000	2,822,169
Series A
5.00%, due 5/15/37	2,265,000	2,318,430
Series B
5.00%, due 7/1/53 (a)	12,500,000	13,112,997

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 1/1/41	$ 2,545,000	$ 2,500,402
Series A
4.00%, due 1/1/49	4,850,000	4,463,893
Series A
5.00%, due 1/1/45	2,185,000	2,261,217
Series A, Insured: BAM
5.00%, due 1/1/45	3,050,000	3,209,513
Municipal Electric Authority of Georgia, Power, Revenue Bonds
Series HH
5.00%, due 1/1/36	3,515,000	3,708,579
Series GG
5.00%, due 1/1/43	3,000,000	3,000,044
Series HH
5.00%, due 1/1/44	2,700,000	2,752,334
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series A
5.00%, due 1/1/37	1,000,000	1,049,880
Series A
5.25%, due 7/1/64	6,500,000	6,743,918
Series A
5.50%, due 7/1/60	8,250,000	8,346,449
Private Colleges & Universities Authority, Emory University, Revenue Bonds
Series B
5.00%, due 9/1/30	5,200,000	5,967,502
		205,631,608
Guam 0.2%
Antonio B Won Pat International Airport Authority, Revenue Bonds (b)
Series C, Insured: AGM
6.125%, due 10/1/43	3,385,000	3,397,766
Series C, Insured: AGM
6.125%, due 10/1/43	925,000	928,489
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 1/1/46	6,000,000	6,059,699
Series A
5.00%, due 1/1/50	1,660,000	1,686,673
Guam Power Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/44	655,000	666,982
		12,739,609
Hawaii 0.6%
City & County of Honolulu, Wastewater System, Revenue Bonds, Senior Lien
Series B
4.00%, due 7/1/29	8,450,000	8,578,776

	Principal Amount	Value
Long-Term Municipal Bonds
Hawaii
City & County of Honolulu, Unlimited General Obligation
Series C
4.00%, due 10/1/31	$ 5,500,000	$ 5,665,588
Series B
5.00%, due 10/1/25	3,725,000	3,877,059
State of Hawaii, Unlimited General Obligation
Series FH
4.00%, due 10/1/30	12,250,000	12,562,552
Series FB
4.00%, due 4/1/31	6,300,000	6,457,952
Series FK
4.00%, due 5/1/32	4,300,000	4,444,554
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds
Insured: AGM-CR
3.50%, due 10/1/49 (b)	5,900,000	5,123,408
		46,709,889
Idaho 0.1%
Idaho Housing & Finance Association, Federal Highway Trust Fund, Revenue Bonds
Series A
5.00%, due 7/15/37	6,385,000	6,897,021
Illinois 7.3%
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/26	17,245,000	15,057,329
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/27	7,000,000	7,335,190
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.75%, due 4/1/48	17,500,000	19,226,499
6.00%, due 4/1/46	16,560,000	17,462,277
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 1/1/36	8,100,000	8,313,151
Series A, Insured: BAM
4.00%, due 1/1/37	10,090,000	10,235,424
Series D
5.00%, due 1/1/52 (b)	3,250,000	3,291,796
Series B
5.00%, due 1/1/53	9,390,000	9,796,071
Series F
5.25%, due 1/1/29	3,060,000	3,267,849
Series A, Insured: AGM
5.25%, due 1/1/45 (b)	9,500,000	10,136,688
Series A, Insured: AGM
5.50%, due 1/1/53 (b)	21,525,000	22,867,732

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago O'Hare International Airport, General, Revenue Bonds
Series A
5.00%, due 1/1/31 (b)	$ 8,500,000	$ 8,610,322
Series B
5.00%, due 1/1/33	3,600,000	3,646,402
Chicago O'Hare International Airport, Passenger Facility Charge, Revenue Bonds
Series A
5.00%, due 1/1/30	2,665,000	2,667,921
Series B
5.00%, due 1/1/31 (b)	2,000,000	2,000,989
Chicago Park District, Limited Tax, Limited General Obligation
Series B
5.00%, due 1/1/25	2,140,000	2,152,457
Series A
5.00%, due 1/1/28	1,000,000	1,031,314
Series A
5.00%, due 1/1/31	1,000,000	1,031,040
Series A
5.00%, due 1/1/35	2,000,000	2,057,671
Chicago Park District, Special Recreation Activity Alternate Revenue Source, Unlimited General Obligation
Series E, Insured: BAM
5.00%, due 11/15/30	1,435,000	1,570,311
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds, Second Lien
5.00%, due 12/1/46	4,530,000	4,634,279
City of Chicago, Unlimited General Obligation
Series A
4.00%, due 1/1/35	2,050,000	2,028,350
Series A
4.00%, due 1/1/36	3,750,000	3,702,914
Series B
4.00%, due 1/1/38	4,750,000	4,527,415
Series A
5.00%, due 1/1/32	1,400,000	1,517,286
Series A
5.00%, due 1/1/33	1,425,000	1,542,845
Series A
5.50%, due 1/1/40	4,650,000	5,078,014
Series A
5.50%, due 1/1/49	8,550,000	8,940,675
Series A
6.00%, due 1/1/38	39,050,000	41,478,914
Series A, Insured: BAM
6.00%, due 1/1/38	5,000,000	5,316,993
City of Chicago, Waterworks, Revenue Bonds, Second Lien
4.00%, due 11/1/37	265,000	264,488
5.00%, due 11/1/29	1,700,000	1,728,996
Series 2, Insured: AGM
5.00%, due 11/1/32	4,000,000	4,252,729

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Chicago, Waterworks, Revenue Bonds, Second Lien
Series 2, Insured: AGM
5.00%, due 11/1/33	$ 8,550,000	$ 9,094,819
Series 2, Insured: AGM
5.00%, due 11/1/38	2,750,000	2,868,804
Insured: AGM
5.25%, due 11/1/33	4,000,000	4,318,795
Insured: AGM
5.25%, due 11/1/34	1,860,000	2,003,456
Insured: AGM
5.25%, due 11/1/35	2,275,000	2,438,734
Series A, Insured: AGM
5.50%, due 11/1/62	7,000,000	7,792,119
City of Chicago, Wastewater Transmission Project, Revenue Bonds, Second Lien
5.00%, due 1/1/28	1,000,000	1,005,556
Series B, Insured: AGM-CR
5.00%, due 1/1/30	6,435,000	6,761,764
5.00%, due 1/1/33	1,750,000	1,758,727
Insured: BAM
5.00%, due 1/1/44	11,240,000	11,266,097
Series A, Insured: AGM
5.25%, due 1/1/42	3,750,000	3,920,101
City of Chicago, Motor Fuel Tax, Revenue Bonds
Insured: AGM
5.00%, due 1/1/33	3,770,000	3,795,483
City of Chicago Heights, Unlimited General Obligation
Series B, Insured: BAM
5.25%, due 12/1/34	1,865,000	2,053,979
Cook County Community High School District No. 212 Leyden, Revenue Bonds
Series C, Insured: BAM
5.00%, due 12/1/30	2,620,000	2,669,561
Series C, Insured: BAM
5.00%, due 12/1/31	2,360,000	2,404,027
County of Cook, Unlimited General Obligation
Series A
5.00%, due 11/15/24	3,750,000	3,819,290
Illinois Finance Authority, University of Chicago (The), Revenue Bonds
Series A
5.25%, due 5/15/54	6,000,000	6,596,754
Illinois Municipal Electric Agency, Revenue Bonds
Series A
4.00%, due 2/1/34	5,650,000	5,675,161
Illinois Sports Facilities Authority (The), Revenue Bonds
Insured: AGM
5.25%, due 6/15/31	4,000,000	4,044,897
Illinois State Toll Highway Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 1/1/34	3,250,000	3,274,079

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Illinois State Toll Highway Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 1/1/37	$ 7,000,000	$ 7,032,476
Series B
5.00%, due 1/1/41	6,000,000	6,202,999
Illinois State Toll Highway Authority, Revenue Bonds
Series A
5.00%, due 1/1/37	5,000,000	5,133,351
Series A
5.00%, due 1/1/40	5,000,000	5,097,157
Series A
5.00%, due 1/1/42	7,500,000	7,862,608
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Capital Appreciation, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 6/15/35	20,150,000	12,558,393
Series A, Insured: NATL-RE
(zero coupon), due 6/15/36	30,550,000	18,070,188
Series B-1, Insured: AGM
(zero coupon), due 6/15/43	13,720,000	5,663,999
Rock Island County Public Building Commission, County of Rock Island, Revenue Bonds
Insured: AGM
5.00%, due 12/1/36	2,145,000	2,251,774
Sales Tax Securitization Corp., Revenue Bonds
Series A, Insured: BAM
4.00%, due 1/1/48	9,500,000	9,116,323
Series A
5.00%, due 1/1/28	3,685,000	3,958,759
Series A
5.00%, due 1/1/48	17,200,000	17,701,222
Series C
5.25%, due 1/1/34	7,500,000	8,164,056
Series C, Insured: BAM
5.25%, due 1/1/48	15,000,000	15,838,522
Sales Tax Securitization Corp., Revenue Bonds, Second Lien
Series A
5.00%, due 1/1/32	4,150,000	4,662,254
Sangamon County School District No. 186, Springfield, Unlimited General Obligation
Insured: AGM
5.50%, due 6/1/58	9,475,000	10,409,716
Southern Illinois University, Housing & Auxiliary Facilities System, Revenue Bonds
Series B, Insured: BAM
5.00%, due 4/1/26	1,175,000	1,201,180
Series B, Insured: BAM
5.00%, due 4/1/29	1,620,000	1,650,314
Series B, Insured: BAM
5.00%, due 4/1/30	1,000,000	1,017,742

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
State of Illinois, Unlimited General Obligation
Insured: BAM
4.00%, due 6/1/41	$ 6,450,000	$ 6,251,376
Series D
5.00%, due 11/1/26	7,375,000	7,738,340
5.00%, due 2/1/27	3,980,000	4,186,462
Series D
5.00%, due 11/1/27	10,000,000	10,640,851
5.00%, due 1/1/28	5,155,000	5,333,431
Series D
5.00%, due 11/1/28	6,280,000	6,686,264
5.00%, due 5/1/29	2,660,000	2,689,007
Series A
5.00%, due 12/1/34	4,500,000	4,737,738
5.25%, due 2/1/32	8,550,000	8,612,418
5.50%, due 5/1/39	12,725,000	13,915,527
Series A
5.50%, due 3/1/47	4,750,000	5,176,075
5.75%, due 5/1/45	4,250,000	4,647,313
Series A
6.00%, due 5/1/27	8,190,000	8,949,650
State of Illinois, Sales Tax, Revenue Bonds, Junior Lien
Series C
5.00%, due 6/15/30	3,000,000	3,253,475
State of Illinois, Build America Bonds, Unlimited General Obligation
Insured: AGM-CR
6.875%, due 7/1/25	6,335,000	6,406,192
United City of Yorkville, Special Tax
Insured: AGM
5.00%, due 3/1/32	3,017,000	3,114,380
Village of Bellwood, Unlimited General Obligation
Insured: AGM
5.00%, due 12/1/29	1,500,000	1,559,857
Village of Rosemont, Corporate Purpose, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/40	6,790,000	7,043,405
Village of Schaumburg, Unlimited General Obligation
Series A
4.00%, due 12/1/41	32,050,000	31,752,493
Will County School District No. 114, Manhattan, Unlimited General Obligation
Insured: BAM
5.50%, due 1/1/49	6,210,000	6,894,954
		617,516,775
Indiana 0.8%
Greater Clark Building Corp., Revenue Bonds
Insured: State Intercept
6.00%, due 7/15/38	5,700,000	6,813,542

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Indiana Finance Authority, Indiana University Health, Revenue Bonds
Series A
4.00%, due 12/1/40	$ 7,250,000	$ 7,095,000
Series A
5.00%, due 10/1/41	7,750,000	8,574,506
Series A
5.00%, due 10/1/42	12,220,000	13,458,043
Series A
5.00%, due 10/1/46	4,000,000	4,362,747
Indiana Finance Authority, CWA Authority, Inc., Revenue Bonds, First Lien
Series B
5.25%, due 10/1/47	4,695,000	5,070,948
Series B
5.25%, due 10/1/52	11,820,000	12,688,051
Indiana Housing & Community Development Authority, Revenue Bonds
Series A-1, Insured: GNMA / FNMA / FHLMC
5.75%, due 7/1/53	2,995,000	3,192,244
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds
Series C
5.00%, due 1/1/52	6,350,000	6,814,948
		68,070,029
Iowa 0.3%
Ames Community School District, Unlimited General Obligation
1.875%, due 6/1/36	4,000,000	3,045,461
1.875%, due 6/1/37	4,000,000	2,963,778
City of Des Moines, Unlimited General Obligation
Series F
2.00%, due 6/1/37	4,450,000	3,365,147
Series F
2.00%, due 6/1/40	4,725,000	3,327,302
Series F
2.00%, due 6/1/41	4,000,000	2,747,135
PEFA, Inc., Revenue Bonds
5.00%, due 9/1/49 (a)	8,175,000	8,327,099
Waukee Community School District, Unlimited General Obligation
Series B
2.00%, due 6/1/37	4,265,000	3,220,546
		26,996,468
Kansas 0.1%
City of Hutchinson, Hutchinson Regional Medical Center, Inc., Revenue Bonds
5.00%, due 12/1/26	565,000	569,010
5.00%, due 12/1/28	410,000	412,338
5.00%, due 12/1/30	500,000	503,100
University of Kansas Hospital Authority, KU Health System, Revenue Bonds
5.00%, due 9/1/33	2,500,000	2,570,064

	Principal Amount	Value
Long-Term Municipal Bonds
Kansas
University of Kansas Hospital Authority, KU Health System, Revenue Bonds
5.00%, due 9/1/35	$ 2,550,000	$ 2,611,078
5.00%, due 9/1/45	4,400,000	4,448,118
		11,113,708
Kentucky 0.4%
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds (a)
Series A
4.00%, due 4/1/48	14,450,000	14,441,136
Series C
4.00%, due 2/1/50	8,640,000	8,561,413
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: AGM-CR
4.00%, due 6/1/29	3,320,000	3,384,663
Louisville/Jefferson County Metropolitan Government, UofL Health Project, Revenue Bonds
Series A, Insured: AGM
5.00%, due 5/15/47	8,350,000	8,826,878
		35,214,090
Louisiana 0.3%
City of New Orleans, Public Improvement, Unlimited General Obligation
Series A
5.00%, due 12/1/40	4,750,000	5,053,881
City of Shreveport, Unlimited General Obligation
Insured: BAM
5.00%, due 8/1/30	4,355,000	4,598,968
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax
5.50%, due 7/15/53	15,135,000	16,721,231
		26,374,080
Maine 0.0% ‡
Maine Municipal Bond Bank, Revenue Bonds
Series B
3.50%, due 11/1/29	3,700,000	3,746,997
Maryland 0.6%
County of Baltimore, Unlimited General Obligation
3.50%, due 8/1/29	8,200,000	8,266,056
5.00%, due 2/1/41	2,500,000	2,589,409
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund, Revenue Bonds
Insured: State Intercept
5.00%, due 5/1/24	4,040,000	4,092,909
State of Maryland, Department of Transportation, Revenue Bonds
Series A
3.00%, due 10/1/33	5,325,000	5,214,000
State of Maryland, Unlimited General Obligation
Series 1
4.00%, due 6/1/30	8,600,000	8,650,686

	Principal Amount	Value
Long-Term Municipal Bonds
Maryland
State of Maryland, State and Local Facilities Loan, Unlimited General Obligation
Series A
5.00%, due 6/1/33	$ 4,250,000	$ 5,037,678
Series A
5.00%, due 6/1/37	11,500,000	13,224,471
		47,075,209
Massachusetts 2.9%
City of Boston, Unlimited General Obligation
Series A
5.00%, due 11/1/37	5,750,000	6,667,424
Series A
5.00%, due 11/1/40	11,775,000	13,455,210
City of Cambridge, Limited General Obligation
5.00%, due 2/15/26	2,000,000	2,104,335
City of Waltham, Limited General Obligation
2.125%, due 10/15/38	4,500,000	3,446,702
City of Worcester, Limited General Obligation
Insured: AGM
3.00%, due 2/1/37	2,750,000	2,514,082
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation
Series D
3.00%, due 5/1/35	5,540,000	5,289,071
Series B
3.00%, due 4/1/47	6,725,000	5,375,113
Series B
3.00%, due 2/1/48	31,045,000	24,614,671
Series B
3.00%, due 4/1/48	5,000,000	3,961,150
Series C
3.00%, due 3/1/49	13,250,000	10,417,105
Series B
3.00%, due 4/1/49	7,465,000	5,866,696
Series D
5.00%, due 7/1/25	9,500,000	9,839,306
Series B
5.00%, due 7/1/30	2,750,000	3,157,929
Series A
5.00%, due 4/1/37	2,950,000	3,132,331
Series F
5.00%, due 11/1/39	8,100,000	8,609,261
Series D
5.00%, due 7/1/45	20,280,000	21,910,684
Series E
5.00%, due 11/1/50	4,050,000	4,354,021
Commonwealth of Massachusetts, Consolidated Loan, Unlimited General Obligation
Series C
5.00%, due 10/1/52	17,010,000	18,524,837

	Principal Amount	Value
Long-Term Municipal Bonds
Massachusetts
Commonwealth of Massachusetts Transportation Fund, Rail Enhancement Program, Revenue Bonds
Series A
4.00%, due 6/1/50	$ 8,200,000	$ 7,944,653
Series A
5.00%, due 6/1/50	17,300,000	18,749,692
Series B
5.00%, due 6/1/52	14,200,000	15,448,049
Massachusetts Bay Transportation Authority, Sales Tax, Revenue Bonds
Series A
(zero coupon), due 7/1/31	11,500,000	8,470,975
Massachusetts Development Finance Agency, Partners Healthcare System Issue, Revenue Bonds
Series O-2
5.00%, due 7/1/27	4,700,000	4,877,049
Massachusetts Development Finance Agency, Harvard University Issue, Revenue Bonds
Series B
5.00%, due 11/15/32	11,735,000	14,131,633
Massachusetts Development Finance Agency, Dana-Farber Cancer Institute, Revenue Bonds
Series N
5.00%, due 12/1/41	6,500,000	6,693,909
Massachusetts School Building Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 11/15/33	8,500,000	9,034,027
Town of Middleton, Limited General Obligation
2.00%, due 12/15/36	2,740,000	2,143,904
Town of Natick, Qualified Municipal Purpose Loan, Limited General Obligation
4.00%, due 7/15/36	3,280,000	3,355,380
Town of Stoneham, Limited General Obligation
2.25%, due 1/15/39	4,430,000	3,419,779
		247,508,978
Michigan 1.7%
Byron Center Public Schools, Unlimited General Obligation
Series II, Insured: Q-SBLF
5.25%, due 5/1/53	7,570,000	8,218,588
Downriver Utility Wastewater Authority, Revenue Bonds
Insured: AGM
5.00%, due 4/1/31	1,600,000	1,738,823
Flat Rock Community School District, Unlimited General Obligation
Insured: Q-SBLF
5.25%, due 5/1/52	5,785,000	6,235,354
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Second Lien
Series A
5.00%, due 7/1/24	3,000,000	3,042,396
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Senior Lien
Series C
5.25%, due 7/1/34	15,350,000	16,273,682

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Senior Lien
Series B, Insured: AGM-CR
5.00%, due 7/1/34	$ 12,940,000	$ 13,544,482
Lapeer Community Schools, Unlimited General Obligation
Insured: AGM
5.25%, due 5/1/46	9,000,000	9,756,736
Lincoln Consolidated School District, Unlimited General Obligation
Series A, Insured: AGM Q-SBLF
5.00%, due 5/1/28	1,780,000	1,864,547
Series A, Insured: AGM Q-SBLF
5.00%, due 5/1/30	1,455,000	1,515,537
Series A, Insured: AGM Q-SBLF
5.00%, due 5/1/40	1,500,000	1,537,826
Livonia Public Schools, Unlimited General Obligation
Series II, Insured: AGM
5.00%, due 5/1/40	3,615,000	3,728,006
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds, Senior Lien
5.00%, due 11/1/25	1,000,000	1,042,418
5.00%, due 11/1/27	1,200,000	1,296,142
Michigan Finance Authority, BHSH System Obligated Group, Revenue Bonds
Series A
5.00%, due 4/15/28	6,600,000	7,148,733
Michigan Finance Authority, Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Second Lien
Series C-7, Insured: NATL-RE
5.00%, due 7/1/32	2,000,000	2,025,198
Michigan Finance Authority, Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Senior Lien
Series C-3, Insured: AGM
5.00%, due 7/1/33	2,500,000	2,531,272
Michigan Finance Authority, Great Lakes Water Authority Water Supply System, Revenue Bonds
Series D-1, Insured: AGM
5.00%, due 7/1/35	1,750,000	1,769,214
Series D-6, Insured: NATL-RE
5.00%, due 7/1/36	6,350,000	6,402,634
Michigan State Housing Development Authority, Revenue Bonds
Series A
3.75%, due 4/1/27	8,500,000	8,496,261
Southgate Community School District, Unlimited General Obligation
Series II, Insured: Q-SBLF
5.25%, due 5/1/49	9,440,000	10,227,961
State of Michigan, Trunk Line, Revenue Bonds
Series A
4.00%, due 11/15/44	23,750,000	23,447,639
Wayne County Airport Authority, Revenue Bonds
Series F
5.00%, due 12/1/31 (b)	11,000,000	11,304,650
		143,148,099

	Principal Amount	Value
Long-Term Municipal Bonds
Minnesota 0.7%
City of Rochester, Mayo Clinic, Revenue Bonds
4.00%, due 11/15/39	$ 16,425,000	$ 16,709,530
Elk River Independent School District No. 728, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.25%, due 2/1/36	5,250,000	4,272,916
Series A, Insured: SD CRED PROG
2.50%, due 2/1/38	9,000,000	7,151,014
Metropolitan Council, Minneapolis-St.Paul Metropolitan Area, Unlimited General Obligation
Series A
3.00%, due 3/1/29	5,500,000	5,492,731
Minnesota Housing Finance Agency, Residential Housing Finance, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
4.25%, due 1/1/49	2,130,000	2,123,763
Moorhead Independent School District No. 152, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.50%, due 2/1/38	8,000,000	6,491,916
State of Minnesota, Unlimited General Obligation
Series B
1.625%, due 8/1/37	4,000,000	2,941,475
White Bear Lake Independent School District No. 624, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.50%, due 2/1/39	8,300,000	6,687,622
Series A, Insured: SD CRED PROG
2.50%, due 2/1/40	8,105,000	6,427,962
Series A, Insured: SD CRED PROG
3.00%, due 2/1/43	4,060,000	3,418,545
		61,717,474
Mississippi 0.0% ‡
Mississippi Home Corp., Single Family Mortgage Housing, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.00%, due 12/1/44	950,000	942,545
Missouri 0.4%
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
4.00%, due 6/1/53	9,750,000	9,028,211
Metropolitan St. Louis Sewer District, Revenue Bonds
Series B
5.25%, due 5/1/52	8,300,000	9,228,882
Missouri Housing Development Commission, First Place Homeownership Loan Program, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.25%, due 5/1/47	220,000	219,292
Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Revenue Bonds
Series A
5.00%, due 12/1/31	3,000,000	3,073,954

	Principal Amount	Value
Long-Term Municipal Bonds
Missouri
St. Charles County School District No. R-IV, Wentzville, Unlimited General Obligation
Insured: State Aid Direct Deposit
1.875%, due 3/1/40	$ 11,145,000	$ 7,724,934
		29,275,273
Montana 0.5%
Montana Board of Housing, Single Family Mortgage, Revenue Bonds
Series B
3.40%, due 12/1/33	685,000	685,000
Series B
3.60%, due 6/1/37	890,000	865,385
Montana Facility Finance Authority, Benefis Health System Obligated Group, Revenue Bonds
5.00%, due 2/15/30	1,790,000	1,864,178
5.00%, due 2/15/31	1,500,000	1,561,390
5.00%, due 2/15/33	1,320,000	1,370,992
5.00%, due 2/15/34	1,200,000	1,246,475
Montana State Board of Regents, University of Montana/Missoula, Revenue Bonds
Insured: AGM
5.25%, due 11/15/52	15,200,000	16,663,915
Silver Bow County School District No. 1, School Building, Unlimited General Obligation
4.00%, due 7/1/32	1,945,000	2,012,116
4.00%, due 7/1/33	2,020,000	2,089,585
Yellowstone County K-12, School District No. 26 Lockwood, Unlimited General Obligation
5.00%, due 7/1/29	2,010,000	2,209,139
5.00%, due 7/1/30	2,000,000	2,200,793
5.00%, due 7/1/31	2,265,000	2,493,274
5.00%, due 7/1/32	2,550,000	2,805,139
		38,067,381
Nebraska 1.4%
Central Plains Energy, Nebraska Gas Project No. 4, Revenue Bonds
Series A
5.00%, due 3/1/50 (a)	42,065,000	42,203,263
County of Sarpy, Highway Allocation Fund, Limited General Obligation
1.875%, due 6/1/39	2,890,000	2,024,224
Metropolitan Utilities District of Omaha, Revenue Bonds
3.30%, due 12/1/29	2,845,000	2,815,046
3.40%, due 12/1/30	7,000,000	6,955,861
Nebraska Investment Finance Authority, Single Family Housing, Revenue Bonds
Series C
4.00%, due 9/1/48	115,000	114,095
Omaha Public Power District, Electric System, Revenue Bonds
Series A
4.00%, due 2/1/51	10,000,000	9,710,439
Series A
5.00%, due 2/1/46	19,375,000	20,953,065
Series A
5.00%, due 2/1/47	19,000,000	20,881,920

	Principal Amount	Value
Long-Term Municipal Bonds
Nebraska
Omaha Public Power District, Revenue Bonds
Series C
5.00%, due 2/1/43	$ 4,500,000	$ 4,557,135
Omaha School District, Unlimited General Obligation
1.75%, due 12/15/36	7,635,000	5,831,857
1.75%, due 12/15/37	6,755,000	4,968,419
		121,015,324
Nevada 1.5%
City of Reno, Capital Improvement, Revenue Bonds
Series A-1, Insured: AGM
4.00%, due 6/1/46	1,600,000	1,527,185
Clark County School District, Limited General Obligation
Series B, Insured: BAM
3.00%, due 6/15/36	5,500,000	5,005,230
County of Clark, Regional Transportation Commission of Southern Nevada Motor Fuel Tax, Revenue Bonds
Insured: AGM
4.00%, due 7/1/40	16,500,000	16,588,273
County of Clark, Limited General Obligation
Series A
5.00%, due 6/1/43	7,500,000	7,950,249
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series B
4.00%, due 7/1/49	28,845,000	27,563,567
Series B
5.00%, due 7/1/34	2,500,000	2,877,040
Series B
5.00%, due 7/1/43	25,635,000	26,799,334
Series A
5.00%, due 7/1/49	8,150,000	8,751,202
Series B
5.25%, due 7/1/49	8,000,000	8,689,014
Las Vegas Valley Water District, Limited General Obligation
5.00%, due 6/1/33	7,600,000	7,752,714
Las Vegas Valley Water District, Water Improvement, Limited General Obligation
Series A
5.00%, due 6/1/46	14,265,000	14,678,918
		128,182,726
New Hampshire 0.1%
City of Manchester, General Airport, Revenue Bonds
Series A, Insured: AGM
5.00%, due 1/1/26	1,800,000	1,800,386
New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire, Revenue Bonds
5.00%, due 7/1/40	7,250,000	7,364,285
		9,164,671

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey 3.0%
Atlantic County Improvement Authority (The), Stockton University, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/31	$ 1,920,000	$ 2,028,509
Series A, Insured: AGM
5.00%, due 7/1/32	1,305,000	1,378,935
Series A, Insured: AGM
5.00%, due 7/1/33	1,395,000	1,473,687
City of Atlantic City, Unlimited General Obligation
Series B, Insured: AGM State Aid Withholding
5.00%, due 3/1/32	2,650,000	2,819,344
New Brunswick Parking Authority, City Guaranteed Parking, Revenue Bonds
Series A, Insured: BAM MUN GOVT GTD
5.00%, due 9/1/31	5,680,000	5,970,472
New Jersey Building Authority, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/15/28	1,805,000	1,898,336
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (b)
5.00%, due 1/1/28	1,000,000	1,004,743
5.50%, due 1/1/26	1,000,000	1,006,397
New Jersey Economic Development Authority, State of New Jersey Motor Vehicle Surcharge, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/28	2,000,000	2,136,135
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health, Inc., Revenue Bonds
Series A
5.00%, due 7/1/38	8,400,000	8,820,727
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series C, Insured: NATL-RE
(zero coupon), due 12/15/27	7,960,000	6,838,543
Series C, Insured: NATL-RE
(zero coupon), due 12/15/30	17,075,000	13,113,793
Series C, Insured: AGM
(zero coupon), due 12/15/34	25,900,000	16,914,233
Series A
5.00%, due 12/15/26	3,500,000	3,692,749
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds
Series A
5.00%, due 6/15/28	4,050,000	4,245,789
Series A
5.00%, due 6/15/29	21,185,000	22,234,643
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series BB
5.00%, due 6/15/44	11,555,000	12,073,876
Series AA
5.00%, due 6/15/46	6,115,000	6,389,667
Series AA
5.25%, due 6/15/43	8,655,000	9,158,712

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue Bonds
Series C
5.754%, due 12/15/28	$ 2,500,000	$ 2,535,847
New Jersey Turnpike Authority, Revenue Bonds
Series E
5.00%, due 1/1/25	3,030,000	3,106,944
Series A
5.00%, due 1/1/32	2,750,000	2,789,506
Series B
5.25%, due 1/1/52	40,755,000	45,642,356
State of New Jersey, COVID-19 General Obligation Emergency Bonds, Unlimited General Obligation
Series A
4.00%, due 6/1/30	9,000,000	9,542,017
Series A
5.00%, due 6/1/24	6,165,000	6,249,678
State of New Jersey, Various Purpose, Unlimited General Obligation
5.00%, due 6/1/38	9,270,000	10,132,692
5.00%, due 6/1/41	11,100,000	11,996,987
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/30	1,815,000	1,957,547
Series A
5.00%, due 6/1/33	5,400,000	5,806,571
Series A
5.00%, due 6/1/34	2,000,000	2,146,453
Series A
5.00%, due 6/1/36	4,950,000	5,251,882
Township of Bridgewater, Unlimited General Obligation
4.50%, due 7/31/24	10,000,000	10,082,534
Township of East Hanover, Unlimited General Obligation
Series A
4.75%, due 8/8/24 (c)	10,685,000	10,806,834
Township of Edison, Unlimited General Obligation
2.00%, due 3/15/36	4,545,000	3,558,967
		254,806,105
New Mexico 0.4%
Albuquerque Municipal School District No. 12, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 8/1/24	4,550,000	4,625,648
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Revenue Bonds
Series A
4.00%, due 8/1/37	3,650,000	3,610,879
Series A
5.00%, due 8/1/44	3,000,000	3,140,670
New Mexico Municipal Energy Acquisition Authority, Revenue Bonds
Series A
5.00%, due 11/1/39 (a)	8,800,000	9,003,861

	Principal Amount	Value
Long-Term Municipal Bonds
New Mexico
State of New Mexico, Severance Tax Permanent Fund, Revenue Bonds
Series A
5.00%, due 7/1/24	$ 9,400,000	$ 9,542,186
		29,923,244
New York 15.0%
Battery Park City Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 11/1/48	12,500,000	13,899,551
City of New York, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 8/1/36	12,320,000	11,435,773
Series A-1
4.00%, due 8/1/37	2,000,000	2,045,176
Series A-1
4.00%, due 8/1/38	6,150,000	6,248,808
Series D-1
4.00%, due 3/1/50	10,260,000	9,953,767
Series A-1
5.00%, due 9/1/37	4,250,000	4,827,962
Series C
5.00%, due 8/1/42	2,160,000	2,347,104
Series F-1
5.00%, due 3/1/43	4,315,000	4,705,774
Series B-1
5.25%, due 10/1/33	6,260,000	6,847,753
Series E
5.50%, due 8/1/25	4,750,000	4,757,819
County of Nassau, Limited General Obligation
Series A, Insured: AGM-CR
5.00%, due 1/1/26	5,000,000	5,247,309
County of Suffolk, Public Improvement, Limited General Obligation
Series A, Insured: BAM
4.00%, due 4/1/32	4,030,000	4,128,590
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A
4.00%, due 2/15/37	2,175,000	2,241,406
Series A
5.00%, due 2/15/39	4,700,000	4,921,910
Long Island Power Authority, Electric System, Revenue Bonds
5.00%, due 9/1/37	2,000,000	2,169,712
Series A, Insured: BAM
5.00%, due 9/1/39	8,500,000	8,622,890
Series A
5.00%, due 9/1/44	5,875,000	5,946,852
Metropolitan Transportation Authority, Revenue Bonds
Series D-1
5.00%, due 11/15/26	2,285,000	2,355,275

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Metropolitan Transportation Authority, Revenue Bonds
Series C-1
5.00%, due 11/15/35	$ 4,250,000	$ 4,338,211
Series A-1
5.00%, due 11/15/37	1,300,000	1,315,666
Series C
5.00%, due 11/15/38	6,300,000	6,300,540
Series A-1
5.00%, due 11/15/40	4,140,000	4,179,113
Series C
5.00%, due 11/15/42	8,525,000	8,524,773
Series E
5.00%, due 11/15/43	2,250,000	2,250,495
Series C-1
5.25%, due 11/15/29	2,230,000	2,306,247
Series B
5.25%, due 11/15/35	2,370,000	2,387,423
Series D-1
5.25%, due 11/15/44	6,355,000	6,403,294
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series B-1
5.00%, due 11/15/36	4,675,000	4,929,306
Series A
5.00%, due 11/15/44	4,250,000	4,676,785
Series A
5.00%, due 11/15/46	8,040,000	8,803,013
Series A
5.00%, due 11/15/48	5,810,000	6,338,750
Series A
5.00%, due 11/15/49	5,250,000	5,724,103
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
5.00%, due 11/15/41	2,815,000	2,852,311
Series C, Insured: BAM
5.00%, due 11/15/42	7,700,000	8,125,236
Series D
5.00%, due 11/15/44	10,450,000	10,947,275
New York City Housing Development Corp., Revenue Bonds
Series A-1
4.15%, due 11/1/38	15,130,000	15,207,511
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series BB-1, Insured: BAM
3.00%, due 6/15/44	18,700,000	15,222,516
Series DD-1
3.00%, due 6/15/50	4,515,000	3,465,513
Series FF-2
4.00%, due 6/15/41	6,975,000	6,984,869

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series AA-2
4.00%, due 6/15/42	$ 3,665,000	$ 3,665,078
Series AA-2
4.00%, due 6/15/43	6,200,000	6,172,293
Series AA-2
5.00%, due 6/15/28	1,000,000	1,064,278
Series AA-2
5.00%, due 6/15/29	1,100,000	1,199,869
Series AA-2
5.00%, due 6/15/32	1,000,000	1,158,907
Series AA
5.00%, due 6/15/37	3,750,000	3,991,573
Series AA
5.00%, due 6/15/38	3,750,000	3,984,531
Series FF
5.00%, due 6/15/38	4,565,000	4,910,175
Series EE
5.00%, due 6/15/40	6,905,000	7,371,741
Series EE
5.00%, due 6/15/45	3,750,000	4,144,848
Series DD-1
5.00%, due 6/15/48	3,715,000	3,911,457
Series GG-1
5.00%, due 6/15/48	4,350,000	4,677,045
Series BB-1
5.00%, due 6/15/49	7,000,000	7,464,054
Series CC-1
5.00%, due 6/15/51	10,955,000	11,793,670
Series AA-1
5.25%, due 6/15/52	6,915,000	7,700,375
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series B-1
3.00%, due 11/1/47	8,410,000	6,618,377
Series E-1
4.00%, due 2/1/39	6,080,000	6,104,846
Series C-1
4.00%, due 5/1/45	18,500,000	18,229,249
Series E-1
4.00%, due 2/1/46	16,085,000	15,827,901
Series F-1
5.00%, due 5/1/32	3,250,000	3,489,033
Series A-1
5.00%, due 5/1/33	8,475,000	8,882,104
Series A-2
5.00%, due 8/1/34	6,645,000	7,158,221
Series A-1
5.00%, due 8/1/40	9,800,000	10,494,495

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series E-1
5.00%, due 2/1/43	$ 3,500,000	$ 3,654,678
Series A-1
5.25%, due 8/1/40	7,000,000	8,029,192
Series D-1
5.50%, due 11/1/45	29,025,000	33,323,347
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1B, Insured: State Aid Withholding
3.00%, due 7/15/49	10,000,000	7,806,895
Series S-1A, Insured: State Aid Withholding
4.00%, due 7/15/36	5,750,000	5,995,208
Series S-1, Insured: State Aid Withholding
5.00%, due 7/15/33	5,060,000	5,188,759
Series S-1, Insured: State Aid Withholding
5.00%, due 7/15/36	8,450,000	8,631,196
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	11,125,000	10,162,575
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	18,000,000	13,481,480
Insured: AGM-CR
3.00%, due 2/15/42	14,750,000	11,954,496
Insured: BAM
4.00%, due 2/15/43	3,250,000	3,199,069
Insured: AGM-CR
4.00%, due 2/15/43	9,500,000	9,332,105
New York Liberty Development Corp., Green Bond, Revenue Bonds
Series A, Insured: BAM
3.00%, due 11/15/51	5,000,000	3,691,116
New York Power Authority, Revenue Bonds
Series A
4.00%, due 11/15/50	10,000,000	9,829,466
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
3.00%, due 3/15/39	22,400,000	19,426,490
Series E
3.00%, due 3/15/41	2,250,000	1,895,115
Series A
4.00%, due 3/15/36	6,750,000	6,996,793
Series D
4.00%, due 2/15/37	5,250,000	5,364,661
Series A
4.00%, due 3/15/37	4,000,000	4,097,095
Series A
4.00%, due 3/15/37	3,200,000	3,273,200
Series D
4.00%, due 2/15/39	4,750,000	4,772,614

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/39	$ 17,200,000	$ 17,303,592
Series E
4.00%, due 3/15/39	5,815,000	5,850,023
Series A
4.00%, due 3/15/41	3,180,000	3,159,199
Series E
4.00%, due 3/15/42	8,500,000	8,412,615
Series E
4.00%, due 3/15/45	2,550,000	2,509,257
Series E
5.00%, due 3/15/34	3,440,000	3,562,106
Series E
5.00%, due 2/15/35	2,905,000	3,250,481
Series A
5.00%, due 3/15/36	8,500,000	9,351,314
Series A
5.00%, due 3/15/46	4,750,000	5,187,489
New York State Dormitory Authority, School Districts Financing Program, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/34	5,000	5,540
Series A, Insured: BAM
5.00%, due 10/1/36	3,750,000	4,181,033
New York State Dormitory Authority, University Facilities, Revenue Bonds
Series A
5.00%, due 7/1/36	1,000,000	1,068,050
New York State Dormitory Authority, Sales Tax, Revenue Bonds
Series A
5.00%, due 3/15/39	8,500,000	8,972,079
Series A
5.00%, due 3/15/40	20,130,000	21,412,009
Series C
5.00%, due 3/15/40	12,600,000	13,402,450
Series C
5.00%, due 3/15/41	28,570,000	30,342,111
Series A
5.00%, due 3/15/42	4,750,000	5,034,847
New York State Dormitory Authority, St John's University, Revenue Bonds
5.00%, due 7/1/39	7,450,000	8,269,297
5.00%, due 7/1/40	7,835,000	8,629,759
New York State Dormitory Authority, New York University, Revenue Bonds
Series A, Insured: NATL-RE
5.75%, due 7/1/27	2,625,000	2,772,034
New York State Environmental Facilities Corp., Clean Water & Drinking Water, Revenue Bonds
Series B
3.00%, due 6/15/38	8,100,000	7,212,111

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Thruway Authority, Revenue Bonds
Series B
4.00%, due 1/1/38	$ 4,250,000	$ 4,267,844
Series N
5.00%, due 1/1/36	13,910,000	15,481,208
New York State Thruway Authority, Revenue Bonds, Junior Lien
Series A
5.00%, due 1/1/41	5,440,000	5,587,316
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds
Series B, Insured: BAM
4.00%, due 1/1/39	14,180,000	14,300,035
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds, Junior Lien
Series B, Insured: BAM
4.00%, due 1/1/45	4,650,000	4,592,175
New York State Thruway Authority, State Personal Income Tax, Revenue Bonds
Series A
5.00%, due 3/15/34	15,000,000	17,650,309
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
3.00%, due 3/15/40	6,750,000	5,761,093
Series A
3.00%, due 3/15/41	1,750,000	1,473,978
Series A
3.00%, due 3/15/42	8,500,000	7,053,503
Series A
4.00%, due 3/15/37	14,250,000	14,726,983
Series A
4.00%, due 3/15/42	8,680,000	8,698,835
Series A
5.00%, due 3/15/36	5,360,000	5,912,008
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/46	2,520,000	2,461,335
Series A
5.00%, due 3/15/42	15,250,000	16,935,320
Series C
5.00%, due 3/15/50	4,750,000	5,104,225
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (b)
Series A, Insured: AGM
4.00%, due 7/1/35	10,730,000	10,731,758
Series A, Insured: AGM
4.00%, due 7/1/37	11,770,000	11,510,674
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Insured: AGM-CR
5.00%, due 12/1/27	4,250,000	4,519,845
Insured: AGM-CR
5.00%, due 12/1/28	4,250,000	4,555,125

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Insured: AGM-CR
5.00%, due 12/1/29	$ 7,900,000	$ 8,556,665
5.00%, due 12/1/30	1,700,000	1,834,535
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
5.00%, due 12/1/43	13,060,000	14,161,112
5.00%, due 12/1/45	5,640,000	6,092,447
Oswego City School District, Unlimited General Obligation
Insured: State Aid Withholding
4.75%, due 7/19/24	7,500,000	7,570,474
Port Authority of New York & New Jersey, Revenue Bonds (b)
Series 207
4.00%, due 3/15/30	16,000,000	16,306,762
Series 223
4.00%, due 7/15/39	2,090,000	2,071,344
Series 223
4.00%, due 7/15/46	4,175,000	3,999,494
Series 185
5.00%, due 9/1/27	6,200,000	6,266,645
Series 178
5.00%, due 12/1/28	6,850,000	6,871,793
Series 185
5.00%, due 9/1/31	6,750,000	6,814,718
Series 185
5.00%, due 9/1/32	6,000,000	6,056,261
Series 178
5.00%, due 12/1/32	4,750,000	4,765,896
Series 178
5.00%, due 12/1/33	7,600,000	7,624,932
Series 218
5.00%, due 11/1/44	2,750,000	2,857,388
Series 234
5.25%, due 8/1/47	18,635,000	20,067,389
Series 231
5.50%, due 8/1/39	7,600,000	8,560,436
Series 231
5.50%, due 8/1/47	18,000,000	19,788,379
Series 231
5.50%, due 8/1/52	3,415,000	3,729,426
Series 234
5.50%, due 8/1/52	4,665,000	5,094,516
Rensselaer City School District, Certificate of Participation
Insured: AGM State Aid Withholding
5.00%, due 6/1/30	1,880,000	1,959,651
Insured: AGM State Aid Withholding
5.00%, due 6/1/32	2,000,000	2,083,088

	Principal Amount	Value
Long-Term Municipal Bonds
New York
State of New York, Unlimited General Obligation
Series A
3.00%, due 3/15/34	$ 2,250,000	$ 2,221,366
Suffolk County Water Authority, Revenue Bonds
Series B
3.00%, due 6/1/45	3,875,000	3,171,183
Suffolk County Water Authority, Waterworks, Revenue Bonds
Series A
3.75%, due 6/1/36	15,470,000	15,473,733
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series C-3
3.00%, due 5/15/51	18,415,000	13,652,120
Series C-3, Insured: AGM-CR
3.00%, due 5/15/51	14,520,000	10,928,594
Series D-2
4.50%, due 5/15/47	10,000,000	10,255,556
Series D-2
5.25%, due 5/15/47	22,750,000	25,395,172
Series C
5.25%, due 5/15/52	5,000,000	5,510,493
Series D-2
5.50%, due 5/15/52	28,550,000	32,250,640
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series C
4.00%, due 11/15/41	10,250,000	10,089,970
Series C
4.00%, due 11/15/42	4,335,000	4,255,230
Series B
5.00%, due 11/15/37	2,850,000	3,017,540
Series A
5.00%, due 11/15/41	4,750,000	4,867,193
Series A
5.00%, due 11/15/42	5,005,000	5,341,094
Series A
5.00%, due 11/15/46	2,250,000	2,292,438
Series A
5.25%, due 5/15/52	20,750,000	22,969,053
Series A
5.50%, due 5/15/63	4,340,000	4,873,701
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/34	5,890,000	6,109,683
Series A
5.00%, due 6/1/35	2,365,000	2,442,387
Utility Debt Securitization Authority, Revenue Bonds
Series TE
5.00%, due 12/15/31	2,750,000	2,767,094

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Utility Debt Securitization Authority, Revenue Bonds
Series E-1
5.00%, due 12/15/39	$ 9,500,000	$ 10,902,288
		1,257,236,895
North Carolina 0.5%
City of Fayetteville, Public Works Commission, Revenue Bonds
2.00%, due 3/1/35	3,330,000	2,758,225
2.00%, due 3/1/36	3,395,000	2,686,230
2.00%, due 3/1/37	3,465,000	2,657,175
2.00%, due 3/1/38	3,535,000	2,627,280
2.125%, due 3/1/39	3,605,000	2,673,083
2.125%, due 3/1/40	3,680,000	2,673,399
County of Brunswick, School, Unlimited General Obligation
2.85%, due 8/1/29	2,475,000	2,438,574
2.95%, due 8/1/30	2,500,000	2,469,375
County of Durham, Unlimited General Obligation
3.00%, due 10/1/29	3,750,000	3,715,110
County of Union, Unlimited General Obligation
Series C
2.50%, due 9/1/36	4,000,000	3,463,496
North Carolina Housing Finance Agency, Revenue Bonds
Series 49, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/53	8,470,000	9,111,414
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AGM
5.00%, due 1/1/27	3,250,000	3,438,316
Town of Cary, Unlimited General Obligation
1.75%, due 9/1/38	4,500,000	3,175,273
		43,886,950
Ohio 1.0%
American Municipal Power, Inc., Prairie State Energy Campus Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 2/15/34	23,160,000	23,941,669
Series A, Insured: BAM
5.00%, due 2/15/33	3,450,000	3,865,161
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2, Class 1
5.00%, due 6/1/36	4,250,000	4,532,996
Clermont County Port Authority, West Clermont Local School District Project, Revenue Bonds
Insured: BAM
5.00%, due 12/1/32	2,200,000	2,275,267
Insured: BAM
5.00%, due 12/1/33	1,335,000	1,379,765
Cleveland-Cuyahoga County Port Authority, Annual Appropriation Bonds, Revenue Bonds
6.00%, due 11/15/25	1,260,000	1,262,553

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
County of Franklin, Ohio Hospital, Revenue Bonds
5.00%, due 5/15/40	$ 5,750,000	$ 5,843,440
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group, Revenue Bonds
5.00%, due 1/1/30	210,000	223,471
5.00%, due 1/1/34	360,000	389,159
5.25%, due 1/1/36	495,000	537,075
5.25%, due 1/1/52	2,500,000	2,556,613
Ohio Housing Finance Agency, Residential Mortgage, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.50%, due 9/1/48	2,510,000	2,514,988
University of Cincinnati, Revenue Bonds
Series C
5.00%, due 6/1/46	2,250,000	2,308,002
Worthington City School District, Unlimited General Obligation
5.50%, due 12/1/54	25,055,000	28,372,545
		80,002,704
Oklahoma 0.2%
Lincoln County Educational Facilities Authority, Stroud Public Schools Project, Revenue Bonds
5.00%, due 9/1/28	2,450,000	2,555,120
5.00%, due 9/1/29	2,120,000	2,207,186
Oklahoma Turnpike Authority, Revenue Bonds, Second Series
Series C
4.00%, due 1/1/42	4,250,000	4,208,362
Weatherford Industrial Trust, Custer County Independent School District No. 26 Weatherford, Revenue Bonds
5.00%, due 3/1/31	1,820,000	1,984,943
5.00%, due 3/1/33	2,000,000	2,176,039
		13,131,650
Oregon 0.6%
Multnomah County School District No. 1, Portland Bidding Group 1, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/25	17,500,000	18,105,784
Multnomah County School District No. 40, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.50%, due 6/15/53	8,875,000	10,106,315
Oregon State Lottery, Revenue Bonds
Series C, Insured: Moral Obligation
5.00%, due 4/1/24	4,500,000	4,551,208
Port of Portland, Airport, Revenue Bonds
Series A-27
5.00%, due 7/1/37 (b)	8,850,000	9,395,819
State of Oregon, Unlimited General Obligation
Series F
5.00%, due 5/1/30	3,800,000	4,004,067
Series A
5.00%, due 5/1/42	2,795,000	2,923,777

	Principal Amount	Value
Long-Term Municipal Bonds
Oregon
Washington Clackamas & Yamhill Counties School District No. 88J, Sherwood, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/30	$ 4,000,000	$ 4,293,869
		53,380,839
Pennsylvania 2.7%
City of Philadelphia, Unlimited General Obligation
Series A
5.00%, due 5/1/32	3,750,000	4,300,404
City of Philadelphia, Water & Wastewater, Revenue Bonds
Series C
5.50%, due 6/1/52	14,055,000	15,502,470
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: BAM
5.00%, due 6/1/31	8,450,000	9,152,575
Commonwealth Financing Authority, Revenue Bonds
Series C, Insured: AGM
5.197%, due 6/1/26	6,140,000	6,067,884
Commonwealth of Pennsylvania, Unlimited General Obligation
Series 2
4.00%, due 10/15/28	6,000,000	6,009,597
Series 1
4.00%, due 4/1/31	9,500,000	9,507,000
Series 1
4.00%, due 4/1/32	20,600,000	20,614,799
Series 1
5.00%, due 9/15/24	5,000,000	5,099,384
Series 1
5.00%, due 6/15/34	7,000,000	7,088,947
Delaware River Port Authority, Revenue Bonds
5.00%, due 1/1/37	11,500,000	11,564,236
Lancaster County Hospital Authority, University of Pennsylvania Health System Obligated Group (The), Revenue Bonds
Series B
5.00%, due 8/15/46	6,000,000	6,113,195
Pennsylvania Economic Development Financing Authority, UPMC, Revenue Bonds
Series A
4.00%, due 4/15/39	4,250,000	4,212,355
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds
Insured: AGM
5.75%, due 12/31/62 (b)	24,960,000	27,880,008
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Revenue Bonds
4.00%, due 8/15/49	19,640,000	18,554,690
5.00%, due 8/15/49	4,450,000	4,581,345
Pennsylvania Housing Finance Agency, Revenue Bonds
Series A-141
5.75%, due 10/1/53	6,560,000	6,998,605

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Pennsylvania State University (The), Revenue Bonds
Series A
5.00%, due 9/1/48	$ 4,750,000	$ 5,059,989
Pennsylvania Turnpike Commission, Revenue Bonds
5.00%, due 6/1/29	2,265,000	2,359,348
Series B
5.00%, due 12/1/30	6,355,000	6,472,237
Series 2
5.00%, due 12/1/35	2,500,000	2,654,976
Series B
5.25%, due 12/1/44	4,085,000	4,526,202
Philadelphia Authority for Industrial Development, St. Joseph's University Project, Revenue Bonds
5.25%, due 11/1/52	3,250,000	3,450,828
Philadelphia Gas Works Co., Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/50	3,080,000	3,254,016
Pittsburgh Water & Sewer Authority, Revenue Bonds, First Lien
Series B
5.25%, due 9/1/40	4,250,000	4,262,160
State Public School Building Authority, Philadelphia Community College, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/15/28	4,505,000	4,619,636
State Public School Building Authority, School District of Philadelphia (The), Revenue Bonds
Series A, Insured: AGM State Aid Withholding
5.00%, due 6/1/31	25,475,000	26,734,907
		226,641,793
Puerto Rico 0.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGC-ICC
6.125%, due 7/1/24	150,000	151,736
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGC
4.25%, due 7/1/27	2,345,000	2,290,505
Series NN, Insured: NATL-RE
4.75%, due 7/1/33	1,140,000	1,110,068
Series PP, Insured: NATL-RE
5.00%, due 7/1/24	2,415,000	2,415,549
Series UU, Insured: AGM
5.00%, due 7/1/24	3,915,000	3,941,199
Series TT, Insured: AGM-CR
5.00%, due 7/1/27	500,000	503,346
Series SS, Insured: AGM
5.00%, due 7/1/30	550,000	553,681
Series VV, Insured: NATL-RE
5.25%, due 7/1/26	1,575,000	1,555,554
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	1,470,000	1,456,401

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	$ 1,225,000	$ 1,209,179
Series VV, Insured: NATL-RE
5.25%, due 7/1/34	550,000	542,701
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/27	260,000	261,740
Series A, Insured: AGM
5.00%, due 8/1/30	1,440,000	1,449,636
Series C, Insured: AGC
5.25%, due 8/1/23	320,000	320,000
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Insured: BHAC-CR
(zero coupon), due 8/1/54	98,098	20,953
		17,782,248
Rhode Island 0.0% ‡
Providence Public Building Authority, Various Capital Projects, Revenue Bonds
Series A, Insured: AGM
5.875%, due 6/15/26	990,000	991,998
South Carolina 1.3%
Beaufort County School District, Unlimited General Obligation
Series B, Insured: SCSDE
3.50%, due 3/1/28	2,835,000	2,842,864
Series B, Insured: SCSDE
3.50%, due 3/1/30	5,330,000	5,349,726
Berkeley County School District, Unlimited General Obligation
Series C, Insured: SCSDE
2.50%, due 3/1/24	4,110,000	4,036,135
City of Columbia, Waterworks & Sewer System, Revenue Bonds
5.25%, due 2/1/52	5,310,000	5,938,144
Patriots Energy Group Financing Agency, Gas Supply, Revenue Bonds
Series A
4.00%, due 10/1/48 (a)	16,520,000	16,534,660
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: AGM-CR
4.00%, due 12/1/29	4,167,000	4,297,912
Series A, Insured: BAM
4.00%, due 12/1/40	5,450,000	5,451,762
Series B, Insured: BAM
4.00%, due 12/1/55	3,000	2,828
Series A, Insured: AGM-CR
5.00%, due 12/1/31	2,250,000	2,497,838
Series A, Insured: AGM-CR
5.00%, due 12/1/32	8,500,000	8,873,127

	Principal Amount	Value
Long-Term Municipal Bonds
South Carolina
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series A, Insured: AGM-CR
5.00%, due 12/1/36	$ 12,750,000	$ 14,024,911
Series B
5.00%, due 12/1/51	2,000,000	2,060,037
Series E, Insured: AGM
5.00%, due 12/1/52	14,550,000	15,305,252
Series E, Insured: AGM
5.50%, due 12/1/42	9,125,000	10,122,306
South Carolina Transportation Infrastructure Bank, Revenue Bonds
Series A
5.00%, due 10/1/36	12,950,000	13,803,681
Sumter Two School Facilities, Inc., Sumter School District Project, Revenue Bonds
Series C, Insured: BAM
5.00%, due 12/1/27	1,100,000	1,146,865
		112,288,048
South Dakota 0.1%
South Dakota Conservancy District, State Revolving Fund Program, Revenue Bonds
5.00%, due 8/1/37	1,750,000	1,898,497
5.00%, due 8/1/38	2,250,000	2,427,554
South Dakota Housing Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/54	5,245,000	5,648,938
		9,974,989
Tennessee 0.6%
Metropolitan Government of Nashville & Davidson County, Water & Sewer, Revenue Bonds
Series A
3.00%, due 7/1/40	4,000,000	3,461,705
Metropolitan Nashville Airport Authority (The), Revenue Bonds (b)
Series B
5.00%, due 7/1/44	10,225,000	10,692,477
Series B
5.25%, due 7/1/47	5,250,000	5,626,072
Series B
5.50%, due 7/1/40	2,000,000	2,239,856
Series B
5.50%, due 7/1/41	3,000,000	3,348,333
Series B
5.50%, due 7/1/52	7,000,000	7,666,494
Tennessee Energy Acquisition Corp., Revenue Bonds (a)
4.00%, due 11/1/49	1,250,000	1,243,386
Series A
5.00%, due 5/1/52	10,000,000	10,370,334
Series A-1
5.00%, due 5/1/53	3,825,000	3,941,865

	Principal Amount	Value
Long-Term Municipal Bonds
Tennessee
Tennessee Housing Development Agency, Revenue Bonds
Series 4
4.50%, due 7/1/49	$ 3,300,000	$ 3,310,923
		51,901,445
Texas 9.6%
Aldine Independent School District, Unlimited General Obligation
Insured: PSF-GTD
4.00%, due 2/15/30	4,000,000	4,078,974
Insured: PSF-GTD
4.00%, due 2/15/31	11,000,000	11,116,652
Argyle Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/47	16,275,000	17,647,018
Arlington Higher Education Finance Corp., Harmony Public Schools, Revenue Bonds
Series A, Insured: PSF-GTD
5.00%, due 2/15/35	3,450,000	3,506,462
Bexar County Hospital District, Certificates of Obligation, Limited General Obligation
4.00%, due 2/15/37	3,450,000	3,472,412
Central Texas Regional Mobility Authority, Revenue Bonds, Sub. Lien
Series F
5.00%, due 1/1/25	5,130,000	5,190,258
Central Texas Turnpike System, Revenue Bonds
Series C
5.00%, due 8/15/28	2,070,000	2,094,807
Series C
5.00%, due 8/15/34	5,200,000	5,261,526
Series C
5.00%, due 8/15/42	2,135,000	2,149,539
City of Arlington, Special Tax, Special Tax, Senior Lien
Series A, Insured: AGM
5.00%, due 2/15/48	7,500,000	7,796,302
City of Austin, Water & Wastewater System, Revenue Bonds
Series A
3.35%, due 5/15/29	4,250,000	4,170,172
City of Austin, Airport System, Revenue Bonds (b)
5.00%, due 11/15/44	4,750,000	4,750,824
5.25%, due 11/15/47	12,750,000	13,694,125
City of Austin, Electric Utility, Revenue Bonds
Series A
5.00%, due 11/15/45	5,070,000	5,175,853
City of Celina, Limited General Obligation
1.75%, due 9/1/36	3,395,000	2,516,396
1.875%, due 9/1/37	3,455,000	2,519,478
1.875%, due 9/1/39	3,585,000	2,476,215
5.00%, due 9/1/47	7,600,000	8,261,395
City of Dallas, Hotel Occupancy Tax, Revenue Bonds
4.00%, due 8/15/36	1,150,000	1,124,097

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
City of El Paso, Limited General Obligation
Insured: BAM
4.00%, due 8/15/42	$ 16,040,000	$ 16,075,758
City of El Paso, Water & Sewer, Revenue Bonds
5.25%, due 3/1/49	18,010,000	20,018,437
City of Fort Worth, General purpose, Limited General Obligation
2.00%, due 3/1/39	5,475,000	3,960,062
2.00%, due 3/1/41	5,470,000	3,783,265
City of Georgetown, Utility System, Revenue Bonds
Insured: AGM
5.25%, due 8/15/52	4,700,000	5,101,153
City of Houston, Public Improvement, Limited General Obligation
Series A
5.00%, due 3/1/28	3,445,000	3,673,904
City of Houston, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/31	2,200,000	2,226,906
5.00%, due 9/1/34	1,550,000	1,565,352
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
5.00%, due 11/15/36	9,500,000	9,920,751
City of Lubbock, Electric Light & Power System, Revenue Bonds
4.00%, due 4/15/46	8,150,000	7,864,387
Insured: AGM-CR
4.00%, due 4/15/51	6,290,000	6,101,023
City of San Antonio, Electric & Gas Systems, Revenue Bonds
4.00%, due 2/1/28	2,750,000	2,790,392
5.00%, due 2/1/26	4,000,000	4,183,247
Series B
5.00%, due 2/1/34	6,900,000	8,152,120
Series A
5.50%, due 2/1/50	31,905,000	36,284,194
Cleburne Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/35	6,000,000	6,204,342
Collin County Community College District, Limited General Obligation
3.50%, due 8/15/37	4,250,000	4,015,839
Comal Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 2/1/39	7,670,000	6,736,684
Insured: PSF-GTD
3.00%, due 2/1/40	12,500,000	10,872,906
Conroe Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.50%, due 2/15/37	4,000,000	3,382,933
Insured: PSF-GTD
5.00%, due 2/15/24	2,380,000	2,402,522

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Corpus Christi Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/37	$ 3,250,000	$ 3,324,688
County of Collin, Limited General Obligation
2.25%, due 2/15/41	4,740,000	3,515,348
Cypress-Fairbanks Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
3.30%, due 2/15/30	3,500,000	3,447,803
Dallas Area Rapid Transit, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/1/45	6,980,000	7,491,547
Dallas Fort Worth International Airport, Revenue Bonds
Series C
0.632%, due 11/1/23	1,705,000	1,684,486
Series B, Insured: BAM
4.00%, due 11/1/35	19,790,000	20,400,009
Series E
5.25%, due 11/1/33 (b)	3,220,000	3,227,228
Dallas Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
5.00%, due 2/15/27	3,485,000	3,577,676
Del Valle Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 6/15/39	3,085,000	2,264,719
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
1.80%, due 8/15/37	6,000,000	4,389,556
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Sub. Lien
3.00%, due 3/1/46	6,250,000	4,921,810
Fredericksburg Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/47	7,795,000	8,582,011
Highland Park Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/27	6,000,000	6,159,557
Klein Independent School District, Schoolhouse, Unlimited General Obligation
Series A, Insured: PSF-GTD
5.00%, due 8/1/27	3,500,000	3,624,248
Lamar Consolidated Independent School District, Unlimited General Obligation
Insured: AGM
5.50%, due 2/15/58	74,050,000	83,218,108
Leander Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
5.00%, due 8/15/38	8,910,000	9,144,662
Series A, Insured: PSF-GTD
5.00%, due 8/15/39	6,575,000	6,736,472

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Love Field Airport Modernization Corp., Revenue Bonds
Insured: AGM
4.00%, due 11/1/40 (b)	$ 5,750,000	$ 5,545,092
Lower Colorado River Authority, LCRA Transmission Services Corp., Revenue Bonds
Series A
5.00%, due 5/15/50	4,400,000	4,633,805
Insured: AGM
5.50%, due 5/15/48	8,100,000	9,050,839
Insured: AGM
5.50%, due 5/15/53	26,875,000	29,855,198
North Texas Municipal Water District, Sabine Creek Regional Wastewater System, Revenue Bonds
Insured: AGM
4.375%, due 6/1/52	7,200,000	7,231,124
North Texas Tollway Authority, Revenue Bonds, Second Tier
Series B
3.00%, due 1/1/51	11,660,000	8,572,845
Series B
5.00%, due 1/1/39	4,500,000	4,664,435
North Texas Tollway Authority, Revenue Bonds, First Tier
Series A
4.125%, due 1/1/39	2,250,000	2,263,571
Series A
4.125%, due 1/1/40	4,750,000	4,736,338
Series A
5.00%, due 1/1/27	7,270,000	7,316,141
Series A
5.25%, due 1/1/38	6,700,000	7,436,981
North Texas Tollway Authority, Revenue Bonds
Series A
5.00%, due 1/1/33	4,500,000	4,580,955
Series A
5.00%, due 1/1/34	1,400,000	1,424,749
Series A
5.00%, due 1/1/35	2,450,000	2,490,758
Series A, Insured: BAM
5.00%, due 1/1/38	8,175,000	8,275,317
Series B
5.00%, due 1/1/45	5,200,000	5,251,925
Northwest Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
5.00%, due 2/15/25	4,500,000	4,623,076
Prosper Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	4,750,000	4,991,906
Rockwall Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.25%, due 2/15/48	11,000,000	12,286,558

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
San Antonio Water System, Revenue Bonds, Junior Lien
Series B
5.25%, due 5/15/52	$ 42,750,000	$ 47,248,865
State of Texas, Water Financial Assistance, Unlimited General Obligation
Series A
3.00%, due 8/1/27	2,075,000	2,031,905
Series D
3.40%, due 5/15/31	2,000,000	1,998,406
Series B
5.00%, due 8/1/39	2,000,000	2,060,036
Series B
5.00%, due 8/1/41	4,750,000	4,884,253
State of Texas, Transportation Commission, Mobility Fund, Unlimited General Obligation
4.00%, due 10/1/31	12,000,000	12,040,716
Series A
5.00%, due 10/1/32	5,000,000	5,179,642
Series A
5.00%, due 10/1/36	20,000,000	20,646,610
State of Texas, College Student Loan, Unlimited General Obligation (b)
5.00%, due 8/1/27	7,750,000	7,966,027
5.50%, due 8/1/32	3,500,000	3,700,830
State of Texas, Transportation Commission, Highway Improvement, Unlimited General Obligation
5.00%, due 4/1/33	10,500,000	11,063,007
Series A
5.00%, due 4/1/37	4,525,000	4,720,310
5.00%, due 4/1/43	7,390,000	7,640,224
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
Series B
5.00%, due 11/15/46	2,745,000	2,715,168
Texas Department of Housing & Community Affairs, Residential Mortgage, Revenue Bonds
Series A, Insured: GNMA / FNMA
4.75%, due 1/1/49	15,000	15,112
Texas Department of Housing & Community Affairs, Revenue Bonds
Series B, Insured: GNMA
6.00%, due 3/1/53	11,745,000	12,888,687
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply, Revenue Bonds
5.00%, due 12/15/25	1,525,000	1,542,536
5.00%, due 12/15/26	4,925,000	5,007,144
5.00%, due 12/15/27	5,180,000	5,274,078
5.00%, due 12/15/28	3,000,000	3,070,965
5.00%, due 12/15/31	10,075,000	10,439,440
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/30/35	2,300,000	2,265,976
Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
Insured: BAM
4.00%, due 5/1/31	1,000,000	1,016,055

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
Insured: BAM
4.00%, due 5/1/32	$ 1,295,000	$ 1,315,411
Texas State Technical College, Revenue Bonds
Series A, Insured: AGM
5.50%, due 8/1/42	3,750,000	4,223,123
Texas Transportation Commission, State Highway, Revenue Bonds, First Tier
5.00%, due 10/1/25	4,500,000	4,677,939
Texas Water Development Board, State Water Implementation Fund, Revenue Bonds
4.65%, due 10/15/40	3,505,000	3,774,327
Series A
5.00%, due 10/15/45	2,750,000	2,802,734
Texas Water Development Board, State Revolving Fund, Revenue Bonds
5.00%, due 8/1/41	16,440,000	18,192,857
Town of Prosper, Certificates Of Obligation, Limited General Obligation
4.00%, due 2/15/31	1,235,000	1,290,051
Upper Brushy Creek Water Control and Improvement District, Unlimited General Obligation
3.00%, due 8/15/47	2,885,000	2,257,959
Van Alstyne Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/47	10,400,000	11,384,603
		808,595,219
U.S. Virgin Islands 0.9%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/28	5,000,000	5,054,656
Series A
5.00%, due 10/1/30	11,805,000	11,960,145
Series A
5.00%, due 10/1/32	11,805,000	11,890,531
Series A
5.00%, due 10/1/39	35,670,000	35,667,571
Virgin Islands Public Finance Authority, Revenue Bonds
5.00%, due 9/1/30 (d)	4,700,000	4,774,388
Series C, Insured: AGM-CR
5.00%, due 10/1/39	7,575,000	7,625,866
		76,973,157
Utah 2.8%
City of Salt Lake City, Airport, Revenue Bonds (b)
Series A
4.00%, due 7/1/41	5,750,000	5,562,407
Series A, Insured: BAM
4.00%, due 7/1/41	7,250,000	7,075,645
Series A
5.00%, due 7/1/31	6,155,000	6,792,504

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
City of Salt Lake City, Airport, Revenue Bonds (b)
Series A
5.00%, due 7/1/32	$ 3,750,000	$ 4,134,288
Series A
5.00%, due 7/1/35	4,500,000	4,901,764
Series A
5.00%, due 7/1/36	4,250,000	4,593,207
Series A
5.00%, due 7/1/42	11,090,000	11,326,807
Series A
5.00%, due 7/1/46	4,750,000	4,974,263
Series A
5.00%, due 7/1/47	24,820,000	25,264,658
Series A
5.25%, due 7/1/48	4,710,000	4,900,256
City of Salt Lake City, Public Utilities, Revenue Bonds
5.00%, due 2/1/52	7,975,000	8,702,265
County of Utah, IHC Health Services, Inc., Revenue Bonds
Series A
5.00%, due 5/15/45	3,000,000	3,019,520
Series B
5.00%, due 5/15/46	7,090,000	7,248,542
Intermountain Power Agency, Revenue Bonds
Series A
4.00%, due 7/1/36	9,500,000	9,822,458
Series A
5.00%, due 7/1/32	3,250,000	3,752,938
Series A
5.00%, due 7/1/33	5,950,000	6,866,802
Series A
5.00%, due 7/1/45	19,595,000	21,339,421
Series A
5.25%, due 7/1/45 (c)	33,500,000	37,418,807
Jordan School District, School Building, Unlimited General Obligation
Insured: School Bond Guaranty
2.25%, due 6/15/36	1,225,000	989,877
State of Utah, Unlimited General Obligation
3.00%, due 7/1/33	5,450,000	5,351,483
Utah Board of Higher Education, Revenue Bonds
Series A, Insured: NATL-RE
5.50%, due 4/1/29	5,700,000	6,254,642
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/45	1,750,000	1,588,352
Utah Housing Corp., Mortgage-Backed, Revenue Bonds
Series H-G2, Insured: GNMA
4.50%, due 10/21/48	549,215	537,993

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Utah Housing Corp., Mortgage-Backed, Revenue Bonds
Series J-G2, Insured: GNMA
4.50%, due 12/21/48	$ 521,624	$ 515,471
Series A, Insured: GNMA
4.50%, due 1/21/49	1,451,161	1,430,258
Series B-G2, Insured: GNMA
4.50%, due 2/21/49	1,188,791	1,161,990
Series G-2, Insured: GNMA
5.00%, due 7/21/52	13,959,881	13,920,999
Series H-G2, Insured: GNMA
5.00%, due 8/21/52	20,529,598	20,467,757
Series C-G2, Insured: GNMA
5.50%, due 4/21/53	4,990,203	5,048,842
Utah Infrastructure Agency, Revenue Bonds
5.00%, due 10/15/38	1,990,000	2,127,318
5.00%, due 10/15/41	1,925,000	2,050,599
		239,142,133
Vermont 0.2%
University of Vermont and State Agricultural College, Revenue Bonds
5.00%, due 10/1/40	14,000,000	14,204,065
Virginia 0.7%
Arlington County Industrial Development Authority, Virginia Hospital Center, Revenue Bonds
4.00%, due 7/1/45	4,750,000	4,593,466
City of Harrisonburg, Unlimited General Obligation
Series A, Insured: State Aid Withholding
1.875%, due 7/15/37	4,750,000	3,561,979
County of Fairfax, Unlimited General Obligation
Series B, Insured: State Aid Withholding
3.00%, due 10/1/26	7,750,000	7,697,422
Hampton Roads Transportation Accountability Commission, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/45	4,750,000	5,171,264
Northern Virginia Transportation Authority, Revenue Bonds
5.00%, due 6/1/33	2,000,000	2,025,004
Roanoke Economic Development Authority, Carilion Clinic Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/45	9,000,000	7,068,610
Virginia College Building Authority, 21st Century College & Equipment Programs, Revenue Bonds
Series D, Insured: State Intercept
3.00%, due 2/1/26	6,000,000	5,916,170
Series D, Insured: State Intercept
3.15%, due 2/1/28	5,800,000	5,712,751
Virginia Commonwealth Transportation Board, Revenue Bonds
5.00%, due 9/15/23	8,500,000	8,516,374

	Principal Amount	Value
Long-Term Municipal Bonds
Virginia
Virginia Public Building Authority, Revenue Bonds
Series A
3.30%, due 8/1/28	$ 6,750,000	$ 6,765,518
		57,028,558
Washington 2.4%
City of Seattle, Municipal Light & Power, Revenue Bonds
4.00%, due 9/1/31	5,285,000	5,311,084
Series A
5.00%, due 3/1/39	4,260,000	4,818,253
Series A
5.00%, due 3/1/41	4,710,000	5,304,431
County of King, Sewer, Limited General Obligation
5.00%, due 1/1/37	4,125,000	4,528,996
Energy Northwest, Bonneville Power Administration, Revenue Bonds
Series C
5.00%, due 7/1/28	11,400,000	11,571,408
Series A
5.00%, due 7/1/35	4,250,000	4,814,387
Series A
5.00%, due 7/1/35	3,250,000	3,346,514
Series A
5.00%, due 7/1/36	6,100,000	7,018,010
North Thurston Public Schools, Unlimited General Obligation
Insured: School Bond Guaranty
3.50%, due 12/1/29	4,360,000	4,368,270
Pierce County School District No. 402, Franklin Pierce, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 12/1/35	5,000,000	5,252,110
Port of Seattle, Revenue Bonds (b)
5.00%, due 4/1/27	6,835,000	7,157,559
5.00%, due 7/1/28	8,500,000	8,503,560
5.00%, due 7/1/29	6,585,000	6,587,297
Series C
5.00%, due 4/1/30	2,000,000	2,020,146
Series C
5.00%, due 4/1/31	3,460,000	3,495,245
Series C
5.00%, due 4/1/32	3,000,000	3,030,219
Series C
5.00%, due 4/1/34	4,400,000	4,441,326
Port of Seattle, Intermediate Lien, Revenue Bonds
Series C
5.00%, due 8/1/38 (b)	8,965,000	9,557,490
Snohomish County Public Utility District No. 1, Generation System, Revenue Bonds
5.00%, due 12/1/45	6,200,000	6,285,662

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Southwest Suburban Sewer District, Revenue Bonds
Series A
3.00%, due 5/1/29	$ 2,050,000	$ 2,020,260
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation
Series R-2013D
4.00%, due 7/1/29	5,700,000	5,700,533
Series R-2022B
5.00%, due 2/1/29	4,750,000	5,291,671
Series E
5.00%, due 2/1/33	10,970,000	11,057,475
State of Washington, Various Purpose, Unlimited General Obligation
Series C
5.00%, due 2/1/24	2,540,000	2,560,379
Series R-2023A
5.00%, due 8/1/25	22,500,000	23,351,852
Series R-2015E
5.00%, due 7/1/26	4,355,000	4,461,335
Series C
5.00%, due 2/1/29	5,900,000	6,572,812
Series D
5.00%, due 2/1/30	8,145,000	8,209,948
Series A
5.00%, due 8/1/35	4,700,000	5,465,176
Series A
5.00%, due 8/1/40	4,250,000	4,605,526
Series A
5.00%, due 8/1/44	5,700,000	6,197,154
Series A
5.00%, due 8/1/44	7,100,000	7,881,331
Washington State Housing Finance Commission, Single Family Program, Revenue Bonds
Series 1N
4.00%, due 6/1/49	170,000	168,658
		200,956,077
Wisconsin 0.5%
County of Milwaukee, Unlimited General Obligation
Series A
3.00%, due 12/1/25	2,515,000	2,474,426
State of Wisconsin, Unlimited General Obligation
Series A
5.00%, due 5/1/24	3,580,000	3,626,088
State of Wisconsin Environmental Improvement Fund, Clean Water Fund Leveraged Loan Portfolio, Revenue Bonds
Series A
5.00%, due 6/1/35	8,750,000	9,764,444
Sun Prairie Area School District, Unlimited General Obligation
2.00%, due 3/1/41	13,000,000	8,777,248

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Waunakee Community School District, Unlimited General Obligation
3.25%, due 4/1/28	$ 13,000,000	$ 12,801,819
		37,444,025
Wyoming 0.1%
Wyoming Community Development Authority, Revenue Bonds
Series 1
5.75%, due 6/1/53	5,200,000	5,545,734
Total Long-Term Municipal Bonds (Cost $7,828,133,495)		7,914,820,776
Short-Term Municipal Notes 5.7%
Alabama 0.6%
Black Belt Energy Gas District, Gas Project, Revenue Bonds (e)
Series D-3
(zero coupon), due 6/1/49 (c)	9,250,000	9,250,000
Series B
4.63%, due 4/1/53	36,990,000	36,250,004
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
4.33%, due 10/1/52 (e)	6,710,000	6,525,895
		52,025,899
California 0.5%
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series A-2
5.34%, due 12/1/53 (e)	14,250,000	14,335,007
California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Revenue Bonds
Series A
3.65%, due 1/1/50 (b)(d)(e)	10,000,000	9,957,902
Metropolitan Water District of Southern California, Waterworks, Revenue Bonds
Series C
4.12%, due 7/1/47 (e)	12,850,000	12,841,321
Modesto Irrigation District, Domestic Water Project, Revenue Bonds
Series F, Insured: NATL-RE
4.262%, due 9/1/27 (e)	7,100,000	7,103,647
		44,237,877
Florida 0.1%
City of Gainesville, Utilities System, Revenue Bonds
Series B
4.60%, due 10/1/42 (e)	11,330,000	11,330,000
Georgia 1.4%
Bartow County Development Authority, Georgia Power Company Plant Bowen Project, Revenue Bonds
Series 1
4.78%, due 11/1/62 (b)(e)	24,000,000	24,000,000

	Principal Amount	Value
Short-Term Municipal Notes
Georgia
Development Authority of Appling County, Oglethorpe Power Corp. Project, Revenue Bonds
Series A
1.50%, due 1/1/38 (e)	$ 2,500,000	$ 2,369,800
Development Authority of Burke County (The), Oglethorpe Power Corp. Project, Revenue Bonds
Series A
1.50%, due 1/1/40 (e)	6,315,000	5,986,115
Development Authority of Burke County (The), Georgia Power Co. Vogtle Project, Revenue Bonds (e)
Series 1
4.68%, due 7/1/49	42,810,000	42,810,000
Series 1
4.80%, due 11/1/48	38,935,000	38,935,000
Development Authority of Monroe County (The), Oglethorpe Power Corp. Scherer Project, Revenue Bonds
Series A
1.50%, due 1/1/39 (e)	3,250,000	3,080,740
		117,181,655
Indiana 0.1%
Indiana Finance Authority, Republic Services, Inc., Revenue Bonds (b)(e)
Series A
4.05%, due 5/1/34	7,000,000	6,998,797
4.05%, due 12/1/37	4,000,000	3,999,312
		10,998,109
Kentucky 0.3%
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds (e)
Series A-2
4.751%, due 8/1/52	18,960,000	18,219,716
Series C-2
4.787%, due 12/1/49	5,750,000	5,766,220
		23,985,936
Maryland 0.1%
Washington Suburban Sanitary Commission, Revenue Bonds
Series A, Insured: County Guaranteed
4.45%, due 6/1/24 (e)	9,100,000	9,100,000
New Jersey 0.6%
New Jersey Health Care Facilities Financing Authority, Virtua Health, Revenue Bonds
Series C
4.15%, due 7/1/43 (e)	2,100,000	2,100,000
New Jersey Turnpike Authority, Revenue Bonds
Series D-1
4.344%, due 1/1/24 (e)	22,000,000	21,998,706
Rib Floater Trust Various States, Unlimited General Obligation
Series 5
4.58%, due 4/4/24 (d)(e)	25,000,000	25,000,000
		49,098,706

	Principal Amount	Value
Short-Term Municipal Notes
New York 0.6%
Long Island Power Authority, Electric System, Revenue Bonds
Series A-2
3.93%, due 12/1/29 (e)	$ 19,250,000	$ 19,090,483
Metropolitan Transportation Authority, Revenue Bonds
Series D-2B, Insured: AGM
4.101%, due 11/1/32 (e)	24,100,000	24,113,038
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series B-4A
3.938%, due 1/1/32 (e)	2,440,000	2,426,867
		45,630,388
Ohio 0.6%
County of Allen Hospital Facilities, Catholic Healthcare, Revenue Bonds
Series C
4.45%, due 6/1/34 (e)	8,670,000	8,670,000
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System, Revenue Bonds
Series B-4
4.43%, due 1/1/43 (e)	9,260,000	9,260,000
Ohio State University (The), Revenue Bonds
Series A-1
4.00%, due 6/1/43 (e)	30,000,000	30,000,000
		47,930,000
Texas 0.7%
Alvin Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
0.45%, due 2/15/36 (e)	4,250,000	4,245,432
Harris County Cultural Education Facilities Finance Corp., Houston Methodist Hospital Obligated Group, Revenue Bonds
Series B
4.60%, due 12/1/59 (e)	15,000,000	15,000,000
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
4.354%, due 9/15/27 (e)	35,980,000	35,775,116
		55,020,548
Wisconsin 0.1%
Nuveen AMT-Free Quality Municipal Income Fund
Series D
4.43%, due 3/1/29 (e)	10,600,000	10,600,000
Total Short-Term Municipal Notes (Cost $478,859,205)		477,139,118
Total Municipal Bonds (Cost $8,306,992,700)		8,391,959,894

	Shares	Value
Short-Term Investment 0.5%
Unaffiliated Investment Company 0.5%
BlackRock Liquidity Funds MuniCash, 3.751% (f)	42,565,123	$ 42,564,552
Total Short-Term Investment (Cost $42,564,552)		42,564,552
Total Investments (Cost $8,349,557,252)	100.3%	8,434,524,446
Other Assets, Less Liabilities	(0.3)	(27,161,885)
Net Assets	100.0%	$ 8,407,362,561

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2023.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Delayed delivery security.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(f)	Current yield as of July 31, 2023.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
ICC—Insured Custody Certificates
MTA—Metropolitan Transportation Authority
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SCSDE—South Carolina State Department of Education
SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 7,914,820,776	$ —	$ 7,914,820,776
Short-Term Municipal Notes	—	477,139,118	—	477,139,118
Total Municipal Bonds	—	8,391,959,894	—	8,391,959,894
Short-Term Investment
Unaffiliated Investment Company	42,564,552	—	—	42,564,552
Total Investments in Securities	$ 42,564,552	$ 8,391,959,894	$ —	$ 8,434,524,446

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay U.S. Infrastructure Bond Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 95.4%
Corporate Bonds 3.0%
Commercial Services 2.8%
Chapman University
Series 2021
1.967%, due 4/1/30	$ 2,630,000	$ 2,144,295
Series 2021
2.067%, due 4/1/31	2,680,000	2,112,414
Emory University
Series 2020
2.143%, due 9/1/30	11,195,000	9,386,155
Johns Hopkins University
Series A
4.705%, due 7/1/32	8,391,000	8,395,097
Yale University
Series 2020
1.482%, due 4/15/30	1,583,000	1,302,868
		23,340,829
Healthcare-Services 0.2%
CommonSpirit Health
4.20%, due 8/1/23	1,350,000	1,350,000
Total Corporate Bonds (Cost $24,998,426)		24,690,829
Municipal Bonds 92.4%
Alabama 1.5%
Alabama Federal Aid Highway Finance Authority Revenue Bonds
Series B
1.727%, due 9/1/28	10,000,000	8,731,040
Series B
1.856%, due 9/1/29	2,160,000	1,850,691
City of Birmingham Unlimited General Obligation
1.968%, due 3/1/30	1,000,000	844,327
City of Huntsville, Water System Revenue Bonds
Series B
1.187%, due 11/1/27	1,000,000	864,341
		12,290,399
Arizona 0.8%
Arizona Industrial Development Authority, Voyager Foundation Inc., Project Revenue Bonds
Series 2020
3.65%, due 10/1/29	1,115,000	961,954
Series 2020
3.90%, due 10/1/34	1,900,000	1,448,626

	Principal Amount	Value
Municipal Bonds
Arizona
City of Phoenix Unlimited General Obligation
Series A
5.269%, due 7/1/34	$ 3,980,000	$ 4,038,062
		6,448,642
Arkansas 1.9%
City of Springdale, Sales & Use Tax (a) Revenue Bonds
Series A, Insured: BAM
5.025%, due 8/1/28	1,200,000	1,204,469
Series A, Insured: BAM
5.053%, due 8/1/29	3,345,000	3,349,285
Series A, Insured: BAM
5.103%, due 8/1/30	1,500,000	1,503,189
Series A, Insured: BAM
5.11%, due 8/1/31	2,100,000	2,102,294
Series A, Insured: BAM
5.16%, due 8/1/32	2,000,000	2,005,246
Series A, Insured: BAM
5.21%, due 8/1/33	1,150,000	1,154,469
State of Arkansas Unlimited General Obligation
4.25%, due 7/1/29	4,120,000	4,042,876
		15,361,828
California 18.7%
Alameda Corridor Transportation Authority Revenue Bonds, Sub. Lien
Series B, Insured: BAM AMBAC
(zero coupon), due 10/1/32	10,000,000	6,095,251
Anaheim Public Financing Authority, Convention Center Expansion Revenue Bonds
Series A, Insured: AGM
2.971%, due 7/1/33	2,800,000	2,274,382
California Community Choice Financing Authority, Clean Energy Project (b) Revenue Bonds
Series A-1
4.00%, due 5/1/53	5,405,000	5,392,781
Series C
5.25%, due 1/1/54	5,725,000	5,983,242
California Health Facilities Financing Authority Revenue Bonds, Senior Lien
1.829%, due 6/1/29	2,500,000	2,120,175
California State University, Systemwide Revenue Bonds
Series B
1.674%, due 11/1/29	2,710,000	2,254,724

	Principal Amount	Value
Municipal Bonds
California
California State University, Systemwide Revenue Bonds
Series B
1.994%, due 11/1/32	$ 1,000,000	$ 783,495
Series B
4.90%, due 11/1/34 (a)	4,000,000	3,943,539
Series B
5.00%, due 11/1/35 (a)	4,750,000	4,701,592
Central Basin Municipal Water District Revenue Bonds
Series B, Insured: BAM
3.56%, due 8/1/33	1,345,000	1,167,230
City of Los Angeles, Department of Airports Revenue Bonds
Series C
1.613%, due 5/15/30	1,000,000	813,878
City of Los Angeles Unlimited General Obligation
Series A
2.15%, due 9/1/32	2,500,000	1,997,086
City of Los Angeles, Department of Airports Customer Facility Charge Revenue Bonds
Series A, Insured: AGM
3.258%, due 5/15/30	2,620,000	2,357,708
Contra Costa Community College District Unlimited General Obligation
1.75%, due 8/1/28	1,500,000	1,302,545
Series B
6.504%, due 8/1/34	2,270,000	2,480,660
County of Alameda Unlimited General Obligation
Series B
3.599%, due 8/1/29	9,185,000	8,699,723
Series A
3.633%, due 8/1/30	1,765,000	1,661,250
Series B
3.749%, due 8/1/32	2,000,000	1,860,085
Cupertino Union School District Unlimited General Obligation
2.65%, due 8/1/31	1,000,000	858,753
Foothill-De Anza Community College District, Election of 2006 Unlimited General Obligation
Series E
2.896%, due 8/1/31	1,025,000	906,225
Glendale Community College District Unlimited General Obligation
2.268%, due 8/1/30	1,500,000	1,276,040
2.568%, due 8/1/33	2,145,000	1,756,561

	Principal Amount	Value
Municipal Bonds
California
Glendale Community College District Unlimited General Obligation
2.668%, due 8/1/34	$ 2,545,000	$ 2,060,011
Glendale Unified School District Unlimited General Obligation
Series B
1.83%, due 9/1/32	1,280,000	1,009,022
Long Beach Community College District Unlimited General Obligation
Series H
2.387%, due 8/1/29	1,695,000	1,485,829
Los Angeles Community College District, Election of 2008 Unlimited General Obligation
Series B
7.53%, due 8/1/29	10,000,000	11,122,691
Los Angeles Unified School District Unlimited General Obligation
Series RY
6.758%, due 7/1/34	2,360,000	2,643,249
Marin Community College District, Election of 2016 Unlimited General Obligation
Series B
2.01%, due 8/1/33	1,040,000	808,298
Series A-1
3.272%, due 8/1/27	1,425,000	1,349,348
Norman Y Mineta San Jose International Airport SJC Revenue Bonds
Series C
2.56%, due 3/1/32	3,000,000	2,492,098
Oakland Unified School District, Alameda County Unlimited General Obligation
Insured: BAM
2.774%, due 8/1/34	1,000,000	805,752
Orange County Sanitation District Revenue Bonds
Series C
6.35%, due 2/1/32	3,400,000	3,740,657
Oxnard Financing Authority Revenue Bonds
Series B
6.819%, due 6/1/30	4,910,000	5,227,281
Port of Oakland Revenue Bonds, Senior Lien
Series R
1.949%, due 5/1/28	4,000,000	3,536,006
Series R
2.099%, due 5/1/30	2,360,000	2,000,632

	Principal Amount	Value
Municipal Bonds
California
Rancho Water District Financing Authority Revenue Bonds
Series A
5.125%, due 8/1/30	$ 2,670,000	$ 2,715,196
Redondo Beach Unified School District Unlimited General Obligation
Series B
2.211%, due 8/1/36	2,100,000	1,536,891
San Diego Community College District Unlimited General Obligation
1.633%, due 8/1/27	2,290,000	2,040,939
2.113%, due 8/1/31	3,000,000	2,488,033
San Diego County Regional Transportation Commission Revenue Bonds
Series A
2.499%, due 4/1/30	1,570,000	1,373,548
San Diego Unified School District, Election of 2012 Unlimited General Obligation
Series ZR-1
2.164%, due 7/1/32	1,500,000	1,214,073
San Francisco City & County Public Utilities Commission, Wastewater Revenue Bonds
Series B
5.60%, due 10/1/30	6,620,000	6,925,324
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, Third Lien
Series A, Insured: AGM
2.543%, due 8/1/30	2,000,000	1,653,671
Series A, Insured: AGM
2.643%, due 8/1/31	1,780,000	1,447,455
San Jose Evergreen Community College District Unlimited General Obligation
1.676%, due 9/1/28	1,120,000	973,454
San Jose Unified School District Unlimited General Obligation
1.847%, due 8/1/33	1,685,000	1,293,727
Santa Clara Valley Transportation Authority Revenue Bonds
Series A
1.772%, due 4/1/31	3,195,000	2,573,415
Santa Monica Community College District, Election of 2016 Unlimited General Obligation
Series B
3.911%, due 8/1/31	3,285,000	3,116,506
Santa Monica-Malibu Unified School District Unlimited General Obligation
1.51%, due 7/1/30	2,510,000	2,039,092

	Principal Amount	Value
Municipal Bonds
California
Southern California Public Power Authority, National Gas Project Revenue Bonds
Series A, Insured: AGM
5.93%, due 7/1/32	$ 1,800,000	$ 1,870,279
Series A, Insured: AGM
6.03%, due 7/1/32	7,030,000	7,337,868
State of California, Various Purpose Unlimited General Obligation
3.00%, due 11/1/30	3,225,000	2,863,684
5.20%, due 3/1/43	5,000,000	4,881,152
5.25%, due 10/1/31	4,000,000	4,100,708
State of California Department of Water Resources, Central Valley Project Revenue Bonds
Series BC
1.16%, due 12/1/27	2,180,000	1,878,659
Vacaville Unified School District Unlimited General Obligation
1.639%, due 8/1/29	2,000,000	1,675,976
		154,967,449
Colorado 2.7%
City & County of Denver, Airport System Revenue Bonds
Series C
2.237%, due 11/15/30	3,200,000	2,693,160
Series C
2.617%, due 11/15/33	3,000,000	2,447,644
City & County of Denver, Pledged Excise Tax Revenue Bonds
Series B
3.696%, due 8/1/28	4,670,000	4,395,875
Colorado Housing and Finance Authority Revenue Bonds
Series K-1, Insured: GNMA
5.75%, due 11/1/53	10,140,000	10,141,091
Colorado Mesa University Revenue Bonds
Series B, Insured: State Higher Education Intercept Program
6.196%, due 5/15/30	2,840,000	2,945,527
		22,623,297
Connecticut 1.9%
State of Connecticut Unlimited General Obligation
Series A
2.677%, due 7/1/30	3,805,000	3,364,777
Series A
4.598%, due 5/15/31	3,500,000	3,489,594

	Principal Amount	Value
Municipal Bonds
Connecticut
State of Connecticut Unlimited General Obligation
Series A
4.657%, due 5/15/30	$ 7,000,000	$ 7,003,181
State of Connecticut, Transportation Infrastructure, Special Tax Revenue Bonds
Series B
5.459%, due 11/1/30	1,860,000	1,897,389
		15,754,941
District of Columbia 1.0%
District of Columbia, Income Tax Revenue Bonds
Series B
3.629%, due 7/1/28	5,000,000	4,749,644
District of Columbia Revenue Bonds
Series B
3.759%, due 7/1/29	1,870,000	1,769,407
Series E
5.591%, due 12/1/34	1,615,000	1,671,100
		8,190,151
Florida 3.1%
City of Miami, Beach Parking Unlimited General Obligation
Series B
4.661%, due 5/1/31	1,310,000	1,304,770
Series B
4.674%, due 5/1/29	1,900,000	1,899,472
Series B
5.261%, due 5/1/38	2,010,000	2,044,938
County of Broward, Airport System Revenue Bonds
Series C
2.504%, due 10/1/28	2,360,000	2,111,102
County of Miami-Dade, Transit System Revenue Bonds
Series B
1.75%, due 7/1/31	1,000,000	801,367
Series B
5.534%, due 7/1/32	5,000,000	5,148,516
County of Miami-Dade, Aviation Revenue Bonds
Series B
2.287%, due 10/1/29	1,000,000	858,356
Series B
3.406%, due 10/1/32	1,500,000	1,316,145

	Principal Amount	Value
Municipal Bonds
Florida
County of Palm Beach, Professional Sports Revenue Bonds
Series B
4.15%, due 12/1/29	$ 3,335,000	$ 3,219,506
Florida Development Finance Corp., UF Health Jacksonville Project Revenue Bonds
Series B, Insured: AGM
3.223%, due 2/1/32	8,500,000	7,021,714
		25,725,886
Georgia 1.2%
Municipal Electric Authority of Georgia, Project One Subordinated Bonds Revenue Bonds
Series B
2.257%, due 1/1/29	1,425,000	1,221,044
State of Georgia Unlimited General Obligation
Series B
4.40%, due 7/1/29	6,805,000	6,771,713
Series H
5.114%, due 11/1/29	1,500,000	1,522,897
		9,515,654
Guam 1.0%
Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds
Series B
2.75%, due 7/1/30	6,500,000	5,565,961
Series B
3.25%, due 7/1/34	2,000,000	1,640,348
Port Authority of Guam Revenue Bonds
Series C
4.532%, due 7/1/27	500,000	476,315
Series C
4.582%, due 7/1/28	1,000,000	942,014
		8,624,638
Hawaii 2.6%
City & County of Honolulu Unlimited General Obligation
Series D
3.068%, due 10/1/30	1,980,000	1,783,098
State of Hawaii Unlimited General Obligation
Series FZ
1.395%, due 8/1/30	5,970,000	4,799,989
Series FZ
1.595%, due 8/1/31	3,540,000	2,806,595

	Principal Amount	Value
Municipal Bonds
Hawaii
State of Hawaii Unlimited General Obligation
Series FZ
2.065%, due 8/1/35	$ 1,100,000	$ 822,153
Series GE
2.642%, due 10/1/36	1,000,000	780,338
Series DX
5.53%, due 2/1/30	10,000,000	10,405,087
		21,397,260
Idaho 0.1%
Idaho Housing & Finance Association, Gem Prep: Meridian Project Revenue Bonds
Series A, Insured: School Bond Guaranty
4.00%, due 5/1/42	1,220,000	1,110,153
Illinois 2.5%
Chicago Board of Education Unlimited General Obligation
Series C, Insured: BAM
6.319%, due 11/1/29	2,000,000	2,070,735
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds
Series B
3.102%, due 12/1/30	1,500,000	1,335,246
City of Chicago Unlimited General Obligation
Series B, Insured: AGM-CR
7.375%, due 1/1/33	1,200,000	1,327,938
County of Cook Unlimited General Obligation
Series C
5.79%, due 11/15/29	1,290,000	1,309,485
Illinois Municipal Electric Agency Revenue Bonds
Series C
6.832%, due 2/1/35	5,000,000	5,352,975
Sales Tax Securitization Corp. Revenue Bonds
Series C
3.23%, due 1/1/28	2,160,000	2,024,671
State of Illinois, Sales Tax Revenue Bonds, Junior Lien
Series B
2.159%, due 6/15/29	2,500,000	2,083,198
Series B
2.509%, due 6/15/32	1,000,000	785,663

	Principal Amount	Value
Municipal Bonds
Illinois
State of Illinois, Sales Tax Revenue Bonds
3.45%, due 6/15/29	$ 3,170,000	$ 2,844,241
State of Illinois, Build America Bonds Unlimited General Obligation
Series 5
7.35%, due 7/1/35	1,645,714	1,763,012
		20,897,164
Indiana 0.8%
Indianapolis Local Public Improvement Bond Bank Revenue Bonds
Series G-3
5.04%, due 1/1/29	1,115,000	1,112,065
Series A-2
5.854%, due 1/15/30	5,325,000	5,454,889
		6,566,954
Iowa 0.7%
Iowa Finance Authority, State Revolving Fund Revenue Bonds
Series B
4.37%, due 8/1/28	1,250,000	1,241,729
Series B
4.40%, due 8/1/29	3,250,000	3,223,378
Series B
4.45%, due 8/1/30	1,500,000	1,487,232
		5,952,339
Kansas 1.4%
County of Johnson Unlimited General Obligation
Series D
1.60%, due 9/1/31	4,950,000	3,931,100
Series D
1.70%, due 9/1/32	5,025,000	3,904,050
Series D
2.00%, due 9/1/29	4,515,000	3,885,192
		11,720,342
Kentucky 0.1%
Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds
Series B, Insured: AGM
4.255%, due 12/1/34	1,000,000	866,193

	Principal Amount	Value
Municipal Bonds
Louisiana 1.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, Utilities Restoration Corp. Project Revenue Bonds
5.081%, due 6/1/31	$ 3,000,000	$ 2,982,959
5.197%, due 9/1/39	4,000,000	4,008,159
5.198%, due 12/1/39	4,830,000	4,871,841
State of Louisiana Unlimited General Obligation
Series C-1
1.804%, due 6/1/31	2,710,000	2,207,940
		14,070,899
Maryland 0.4%
Maryland State Transportation Authority Revenue Bonds
Series B
5.604%, due 7/1/30	3,000,000	3,042,908
Massachusetts 3.1%
Commonwealth of Massachusetts Limited General Obligation
Series E
1.52%, due 11/1/30	2,000,000	1,609,759
Series D
4.50%, due 8/1/31	1,320,000	1,301,887
Commonwealth of Massachusetts, COVID-19 Recovery Assessment Revenue Bonds
Series A
3.769%, due 7/15/29	4,710,000	4,505,942
Series A
3.881%, due 1/15/31	7,900,000	7,505,254
Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds
Series B
2.235%, due 7/1/31	7,795,000	6,480,358
Massachusetts School Building Authority Revenue Bonds, Senior Lien
Series B
1.753%, due 8/15/30	3,000,000	2,505,406
Massachusetts Water Resources Authority Revenue Bonds
Series C
1.94%, due 8/1/30	1,500,000	1,255,872
Series C
2.09%, due 8/1/31	1,055,000	871,482
		26,035,960

	Principal Amount	Value
Municipal Bonds
Michigan 1.4%
Michigan Finance Authority, Local Government Loan Program Revenue Bonds
Series E, Insured: State Aid Direct Deposit
8.369%, due 11/1/35	$ 715,000	$ 858,341
Michigan State Building Authority Revenue Bonds
Series II
1.812%, due 10/15/31	2,000,000	1,596,003
University of Michigan Revenue Bonds
Series B
1.672%, due 4/1/30	5,120,000	4,228,220
Series D
5.183%, due 4/1/35	5,000,000	5,097,867
		11,780,431
Minnesota 1.0%
University of Minnesota Revenue Bonds
Series B
5.018%, due 8/1/35	7,185,000	7,211,934
Western Minnesota Municipal Power Agency Revenue Bonds
Series A
2.595%, due 1/1/29	1,000,000	904,609
		8,116,543
Mississippi 2.1%
State of Mississippi Unlimited General Obligation
Series B
1.699%, due 6/1/29	2,935,000	2,511,775
Series B
1.849%, due 6/1/30	2,135,000	1,796,294
Series E
1.887%, due 10/1/29	1,000,000	858,028
Series E
1.987%, due 10/1/30	7,835,000	6,601,792
Series D
2.187%, due 10/1/32	4,000,000	3,280,497
Series D
3.729%, due 10/1/32	1,000,000	938,070
Series E
5.445%, due 11/1/35	1,575,000	1,662,763
		17,649,219

	Principal Amount	Value
Municipal Bonds
Missouri 0.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Bonds
Series B
2.15%, due 10/1/31	$ 1,000,000	$ 821,429
Missouri Highway & Transportation Commission, Federal Reimbursement State Road Revenue Bonds
Series B
5.445%, due 5/1/33	4,000,000	4,095,015
		4,916,444
Nebraska 0.3%
City of Lincoln, Electric System Revenue Bonds
Series B
1.499%, due 9/1/30	3,000,000	2,408,621
Nevada 0.2%
County of Clark Limited General Obligation
Series A
2.70%, due 11/1/36	2,000,000	1,552,452
New Hampshire 0.2%
City of Nashua, Pennichuk Corp. Unlimited General Obligation
4.226%, due 1/15/32	1,960,000	1,893,356
New Jersey 2.0%
New Jersey Economic Development Authority Revenue Bonds
Series A
4.984%, due 3/1/27	1,750,000	1,736,543
Series A
5.064%, due 3/1/28	3,500,000	3,483,012
New Jersey Turnpike Authority Revenue Bonds
Series B
1.483%, due 1/1/28	2,000,000	1,738,744
Series B
1.713%, due 1/1/29	3,235,000	2,765,809
Series B
2.213%, due 1/1/34	1,220,000	950,524
State of New Jersey Unlimited General Obligation
Series A
2.30%, due 6/1/27	1,000,000	909,078

	Principal Amount	Value
Municipal Bonds
New Jersey
State of New Jersey Unlimited General Obligation
Series A
2.85%, due 6/1/32	$ 1,000,000	$ 850,040
Series A, Insured: BAM
2.90%, due 6/1/33	5,180,000	4,381,390
		16,815,140
New York 8.8%
Brookhaven Local Development Corp., Long Island Community Hospital Health Care Services Foundation Revenue Bonds
Series B, Insured: AGM-CR
6.00%, due 10/1/30	1,855,000	1,898,690
City of New York Unlimited General Obligation
Series D
1.723%, due 8/1/29	1,300,000	1,086,536
Series D-2
1.75%, due 3/1/30	2,450,000	2,015,402
Series D-3
2.05%, due 3/1/32	3,000,000	2,390,103
Series C-3
2.36%, due 8/1/31	2,000,000	1,658,086
Series E-2
4.90%, due 4/1/34	2,000,000	1,975,012
Metropolitan Transportation Authority Revenue Bonds
Series B-1
6.548%, due 11/15/31	2,950,000	3,124,171
Monroe County Water Authority, Water System Revenue Bonds
Series B
6.259%, due 8/1/30	2,405,000	2,538,539
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds
Series C-2
1.55%, due 5/1/28	1,000,000	863,335
Series B-3
3.00%, due 11/1/33	1,000,000	845,613
Series C-3
3.35%, due 11/1/30	4,000,000	3,643,403
Series D-3
5.65%, due 11/1/35	6,000,000	6,248,339
New York Power Authority Revenue Bonds
Series A, Insured: AGM
5.749%, due 11/15/33	3,915,000	4,174,992

	Principal Amount	Value
Municipal Bonds
New York
New York State Dormitory Authority, State University of New York Dormitory Facilities Revenue Bonds
Series A
2.462%, due 7/1/32	$ 4,750,000	$ 3,915,635
New York State Environmental Facilities Corp., Municipal Water Finance Authority Project Revenue Bonds
Series B
3.716%, due 6/15/32	2,000,000	1,828,659
New York State Urban Development Corp., Sales Tax Revenue Bonds
Series B
1.75%, due 3/15/28	3,580,000	3,125,476
New York State Urban Development Corp., Personal Income Tax Revenue Bonds
Series B
1.777%, due 3/15/28	3,500,000	3,059,501
Series D
3.32%, due 3/15/29	4,990,000	4,617,412
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project Revenue Bonds
Series B, Insured: AGM-CR
3.473%, due 7/1/28	4,860,000	4,500,206
Port Authority of New York & New Jersey Revenue Bonds
Series 159
6.04%, due 12/1/29	5,000,000	5,312,069
State of New York Unlimited General Obligation
Series B
2.10%, due 3/15/33	2,490,000	1,988,785
Series B
2.45%, due 2/15/28	2,810,000	2,555,988
Series B
2.70%, due 2/15/31	2,120,000	1,853,795
Series B
2.95%, due 2/15/34	2,500,000	2,128,854
State of New York, Build America Bonds Unlimited General Obligation
Series C
5.54%, due 3/1/30	5,000,000	5,200,708
		72,549,309
North Carolina 1.0%
County of Guilford, Public Improvement Unlimited General Obligation
Series B
5.361%, due 8/1/28	2,250,000	2,326,746

	Principal Amount	Value
Municipal Bonds
North Carolina
North Carolina Turnpike Authority, Monroe Connector System Revenue Bonds
Series A
5.318%, due 1/1/31	$ 5,720,000	$ 5,831,540
		8,158,286
Ohio 2.9%
American Municipal Power, Inc., Combined Hydroelectric Revenue Bonds
Series B
6.424%, due 2/15/32	1,455,000	1,555,613
City of Columbus Limited General Obligation
Series D
4.259%, due 8/15/31	1,000,000	984,640
Series D
4.309%, due 8/15/32	1,500,000	1,477,520
Series D
4.359%, due 8/15/33	2,375,000	2,342,730
JobsOhio Beverage System Revenue Bonds, Senior Lien
4.433%, due 1/1/33	7,000,000	6,877,268
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group Revenue Bonds
5.25%, due 1/1/42	2,000,000	2,087,068
Ohio State University (The), General Receipts Revenue Bonds
Series B
3.673%, due 6/1/33	1,000,000	938,235
State of Ohio, Infrastructure Improvement Unlimited General Obligation
Series A
1.78%, due 8/1/32	2,750,000	2,187,052
State of Ohio, Common Schools Unlimited General Obligation
Series A
1.83%, due 9/15/33	1,000,000	767,443
State of Ohio, Build America Bonds Unlimited General Obligation
Series B
5.462%, due 9/1/30	2,000,000	2,086,452
Summit County Development Finance Authority, Franciscan University of Steubenville Project Revenue Bonds
Series B
5.125%, due 11/1/48	1,000,000	919,323
Series A
6.00%, due 11/1/48 (c)	1,750,000	1,765,796
		23,989,140

	Principal Amount	Value
Municipal Bonds
Oklahoma 0.1%
Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds
Series B, Insured: AGM
2.251%, due 1/1/32	$ 1,300,000	$ 1,042,249
Oregon 2.7%
Metro Unlimited General Obligation
3.10%, due 6/1/31	1,000,000	885,044
3.20%, due 6/1/33	1,705,000	1,487,621
Oregon State Lottery Revenue Bonds
Series B
1.641%, due 4/1/28	9,500,000	8,310,652
Series B
1.875%, due 4/1/29	3,900,000	3,363,756
Series B, Insured: Moral Obligation
4.303%, due 4/1/31	2,000,000	1,933,004
Portland Community College District Unlimited General Obligation
Insured: School Bond Guaranty
1.538%, due 6/15/30	1,000,000	815,590
State of Oregon, Department of Transportation Revenue Bonds, Senior Lien
Series B
1.53%, due 11/15/30	2,500,000	2,014,109
State of Oregon Unlimited General Obligation
Series C
1.975%, due 5/1/31	1,000,000	817,151
Series B
4.677%, due 5/1/35	1,250,000	1,229,803
Tri-County Metropolitan Transportation District of Oregon Revenue Bonds, Senior Lien
Series B
2.103%, due 9/1/32	1,000,000	797,376
Series B
2.496%, due 9/1/30	1,085,000	933,711
		22,587,817
Pennsylvania 2.0%
Authority Improvement Municipalities, Carlow University Revenue Bonds
Series B
5.00%, due 11/1/53	750,000	533,029

	Principal Amount	Value
Municipal Bonds
Pennsylvania
City of Philadelphia Unlimited General Obligation
Series B, Insured: AGM
1.618%, due 7/15/29	$ 2,505,000	$ 2,076,162
Series B, Insured: AGM
1.738%, due 7/15/30	2,250,000	1,821,955
City of Philadelphia, Water & Wastewater Revenue Bonds
Series B
2.034%, due 11/1/31	1,000,000	805,941
Commonwealth of Pennsylvania Unlimited General Obligation
Series 1
2.05%, due 8/1/31	4,020,000	3,310,111
Commonwealth of Pennsylvania Unlimited General Obligation, First Series
Series B
5.45%, due 2/15/30	5,645,000	5,720,242
County of Allegheny Unlimited General Obligation
Series C-79
1.786%, due 11/1/30	1,000,000	808,109
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue Bonds
Series B
3.596%, due 9/15/30	2,000,000	1,865,574
		16,941,123
Rhode Island 1.6%
State of Rhode Island Unlimited General Obligation
Series B
4.79%, due 8/1/31	4,000,000	4,005,930
Series B
4.90%, due 8/1/32	6,000,000	6,064,555
Series B
5.00%, due 8/1/29	3,145,000	3,177,792
		13,248,277
South Carolina 0.5%
South Carolina Public Service Authority, Santee Cooper Project Revenue Bonds
Series F, Insured: AGM-CR
5.74%, due 1/1/30	3,690,000	3,767,508

	Principal Amount	Value
Municipal Bonds
Tennessee 0.3%
City of Memphis Unlimited General Obligation
Series F
6.042%, due 7/1/34	$ 2,000,000	$ 2,150,611
Texas 8.6%
Central Texas Regional Mobility Authority Revenue Bonds, Senior Lien
Series C
2.635%, due 1/1/32	1,500,000	1,258,840
City of Corpus Christi, Utility System Revenue Bonds, Junior Lien
Series B
2.166%, due 7/15/32	2,500,000	2,007,714
City of Dallas, Waterworks & Sewer System Revenue Bonds
Series B
3.648%, due 10/1/30	2,000,000	1,886,268
City of Frisco (a) Limited General Obligation
Series B
5.00%, due 2/15/31	1,930,000	1,985,810
Series B
5.00%, due 2/15/32	2,025,000	2,082,207
Series B
5.25%, due 2/15/33	2,120,000	2,215,831
City of Houston, Airport System Revenue Bonds, Sub. Lien
Series C
2.485%, due 7/1/32	1,470,000	1,208,553
City of Houston, Combined Utility System Revenue Bonds, First Lien
Series B
3.828%, due 5/15/28	2,575,000	2,494,768
City of San Antonio, Electric & Gas Systems Limited General Obligation
1.643%, due 2/1/30	1,595,000	1,325,055
County of Bexar, Combined Venue Tax Revenue Bonds
Insured: AGM
2.434%, due 8/15/33	1,000,000	783,147
County of Williamson Limited General Obligation
1.486%, due 2/15/31	1,500,000	1,209,812

	Principal Amount	Value
Municipal Bonds
Texas
Dallas Area Rapid Transit Revenue Bonds, Senior Lien
Series D
1.828%, due 12/1/29	$ 3,600,000	$ 3,032,232
Dallas Area Rapid Transit Revenue Bonds
Series C
1.946%, due 12/1/31	1,730,000	1,394,660
Dallas Fort Worth International Airport Revenue Bonds
Series A
2.454%, due 11/1/29	1,000,000	872,809
Series A
4.842%, due 11/1/33	1,500,000	1,487,313
Series A
4.892%, due 11/1/34	1,750,000	1,735,916
Series A
4.942%, due 11/1/35	2,750,000	2,727,307
Dallas Independent School District Unlimited General Obligation
Series A, Insured: PSF-GTD
2.533%, due 2/15/32	7,500,000	6,324,874
Lamar Consolidated Independent School District Unlimited General Obligation
Insured: AGM
5.50%, due 2/15/58	5,000,000	5,619,048
Metropolitan Transit Authority of Harris County Revenue Bonds
Series A
2.499%, due 11/1/34	4,000,000	3,151,188
North Texas Tollway Authority Revenue Bonds, First Tier
Series B
1.827%, due 1/1/29	3,300,000	2,830,588
Northwest Independent School District Unlimited General Obligation
Series A, Insured: PSF-GTD
1.776%, due 2/15/31	1,250,000	1,023,326
State of Texas, Public Finance Authority Unlimited General Obligation
2.526%, due 10/1/31	4,000,000	3,442,590
Series C
4.108%, due 10/1/35	1,325,000	1,234,466
State of Texas, Water Financial Assistance, Economically Distressed Areas Program Unlimited General Obligation
Series D
4.616%, due 8/1/34	1,000,000	996,654

	Principal Amount	Value
Municipal Bonds
Texas
State of Texas, Water Financial Assistance, Economically Distressed Areas Program Unlimited General Obligation
Series D
4.786%, due 8/1/36	$ 1,000,000	$ 1,002,928
State of Texas, Transportation Commission, Highway Improvement Unlimited General Obligation
Series A
4.631%, due 4/1/33	3,000,000	2,973,749
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
Series A-1
5.102%, due 4/1/35	9,000,000	9,033,047
Texas Public Finance Authority, Financing System-Texas Southern University Revenue Bonds
1.43%, due 2/1/29	1,510,000	1,275,947
Texas Transportation Commission, State Highway Revenue Bonds, First Tier
4.00%, due 10/1/33	3,130,000	2,948,905
		71,565,552
U.S. Virgin Islands 0.7%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds
Series B
6.00%, due 10/1/25	5,875,000	5,813,740
Utah 0.7%
County of Salt Lake, Convention Hotel Revenue Bonds
5.25%, due 10/1/34 (c)	3,610,000	3,277,648
Intermountain Power Agency Revenue Bonds
Series B
5.228%, due 7/1/35 (a)	2,520,000	2,551,279
		5,828,927
Virginia 0.7%
City of Alexandria Unlimited General Obligation
1.50%, due 6/15/30	3,000,000	2,454,483
Farmville Industrial Development Authority, Longwood University Student Housing Project Revenue Bonds
Series B
5.00%, due 1/1/34	2,000,000	1,852,247

	Principal Amount	Value
Municipal Bonds
Virginia
Virginia Commonwealth Transportation Board, Build America Bonds Revenue Bonds
Series A-2, Insured: State Appropriations
5.35%, due 5/15/35	$ 1,255,000	$ 1,271,986
		5,578,716
Washington 5.4%
City of Seattle, Municipal Light & Power Revenue Bonds
Series A
5.47%, due 2/1/30	9,000,000	9,273,134
County of King, Sewer Revenue Bonds
Series B
1.30%, due 1/1/28	2,140,000	1,851,260
Series B
1.86%, due 1/1/33	3,735,000	2,930,918
County of King, Sewer Limited General Obligation
Series C
2.26%, due 12/1/33	9,460,000	7,630,581
Energy Northwest, Bonneville Power Administration Revenue Bonds
Series B
2.166%, due 7/1/32	2,740,000	2,219,843
Pierce County School District No. 10, Tacoma Unlimited General Obligation
Insured: School Bond Guaranty
1.733%, due 12/1/31	1,000,000	797,662
Insured: School Bond Guaranty
1.903%, due 12/1/33	1,505,000	1,158,292
Port of Seattle, Intermediate Lien Revenue Bonds
Series C
3.913%, due 8/1/30	2,200,000	2,076,920
Spokane Public Facilities District, Sales & Lodging tax Revenue Bonds
Series B
1.996%, due 12/1/30	1,950,000	1,612,916
State of Washington, Motor Vehicle Fuel Tax Unlimited General Obligation
Series F
5.09%, due 8/1/33	11,750,000	11,956,579
University of Washington Revenue Bonds
Series B
1.192%, due 4/1/28	3,450,000	2,943,377
		44,451,482

	Principal Amount	Value
Municipal Bonds
West Virginia 0.3%
County of Ohio, Special District Excise Tax Revenue Bonds
Series A
4.00%, due 3/1/40	$ 3,500,000	$ 2,537,698
Wisconsin 1.1%
State of Wisconsin Unlimited General Obligation
Series 3
1.122%, due 5/1/28	5,100,000	4,360,345
Series 2
2.614%, due 5/1/32	4,250,000	3,646,057
Wisconsin Department of Transportation Revenue Bonds
Series 1
1.789%, due 7/1/33	1,000,000	757,572
		8,763,974
Total Municipal Bonds (Cost $771,011,974)		765,269,672
U.S. Government & Federal Agencies 0.0% ‡
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.0% ‡
FHLMC Gold Pools, 30 Year
4.00%, due 10/1/48	114,228	108,453
6.50%, due 4/1/37	22,447	23,647
		132,100
Government National Mortgage Association (Mortgage Pass-Through Security) 0.0% ‡
GNMA I, 30 Year
6.50%, due 4/15/31	72,579	73,877
Total U.S. Government & Federal Agencies (Cost $210,957)		205,977
Total Long-Term Bonds (Cost $796,221,357)		790,166,478

	Shares
Short-Term Investments 7.1%
Affiliated Investment Company 4.4%
MainStay U.S. Government Liquidity Fund, 5.075% (d)	36,316,762	36,316,762

	Principal Amount	Value

Short-Term Municipal Note 0.6%
San Jose Evergreen Community College District
6.627%, due 7/1/43 (e)	$ 5,000,000	$ 4,922,034
Total Short-Term Municipal Note (Cost $4,925,024)		4,922,034
U.S. Treasury Debt 2.1%
U.S. Treasury Bills
5.248%, due 9/19/23 (f)	17,500,000	17,374,710
Total Short-Term Investments (Cost $58,618,878)		58,613,506
Total Investments (Cost $854,840,235)	102.5%	848,779,984
Other Assets, Less Liabilities	(2.5)	(20,631,130)
Net Assets	100.0%	$ 828,148,854

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Delayed delivery security.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2023.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Current yield as of July 31, 2023.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(f)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 40,537	$ 611,249	$ (615,469)	$ —	$ —	$ 36,317	$ 846	$ —	36,317
Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.

GNMA—Government National Mortgage Association
PSF-GTD—Permanent School Fund Guaranteed
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 24,690,829	$ —	$ 24,690,829
Municipal Bonds	—	765,269,672	—	765,269,672
U.S. Government & Federal Agencies	—	205,977	—	205,977
Total Long-Term Bonds	—	790,166,478	—	790,166,478
Short-Term Investments
Affiliated Investment Company	36,316,762	—	—	36,316,762
Short-Term Municipal Note	—	4,922,034	—	4,922,034
U.S. Treasury Debt	—	17,374,710	—	17,374,710
Total Short-Term Investments	36,316,762	22,296,744	—	58,613,506
Total Investments in Securities	$ 36,316,762	$ 812,463,222	$ —	$ 848,779,984

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Strategic Bond Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.6%
Asset-Backed Securities 15.6%
Automobile Asset-Backed Securities 9.0%
American Credit Acceptance Receivables Trust (a)
Series 2021-2, Class D
1.34%, due 7/13/27	$ 1,715,000	$ 1,630,711
Series 2021-4, Class D
1.82%, due 2/14/28	1,520,000	1,433,638
Series 2022-1, Class D
2.46%, due 3/13/28	2,435,000	2,293,299
Series 2021-2, Class E
2.54%, due 7/13/27	2,400,000	2,233,281
Series 2020-2, Class C
3.88%, due 4/13/26	553,885	551,851
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2021-1A, Class A
1.38%, due 8/20/27	1,135,000	998,805
Series 2020-2A, Class A
2.02%, due 2/20/27	1,000,000	908,363
Series 2023-3A, Class A
5.44%, due 2/22/28	1,415,000	1,392,097
CPS Auto Receivables Trust (a)
Series 2021-A, Class E
2.53%, due 3/15/28	3,000,000	2,801,424
Series 2021-C, Class E
3.21%, due 9/15/28	2,820,000	2,595,613
Series 2020-C, Class E
4.22%, due 5/17/27	2,215,000	2,144,101
Series 2019-C, Class E
4.30%, due 7/15/25	937,126	928,517
Drive Auto Receivables Trust
Series 2021-2, Class D
1.39%, due 3/15/29	1,890,000	1,757,865
Series 2021-1, Class D
1.45%, due 1/16/29	3,065,000	2,888,281
DT Auto Owner Trust
Series 2021-4A, Class D
1.99%, due 9/15/27 (a)	675,000	617,416
Exeter Automobile Receivables Trust
Series 2021-2A, Class D
1.40%, due 4/15/27	1,605,000	1,492,039
Series 2021-3A, Class D
1.55%, due 6/15/27	1,010,000	928,105
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	2,790,000	2,497,582
Flagship Credit Auto Trust (a)
Series 2021-2, Class D
1.59%, due 6/15/27	1,190,000	1,068,735
Series 2021-3, Class D
1.65%, due 9/15/27	1,192,000	1,054,279

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
Flagship Credit Auto Trust (a)
Series 2021-4, Class C
1.96%, due 12/15/27	$ 1,240,000	$ 1,133,181
Series 2021-4, Class D
2.26%, due 12/15/27	3,507,000	3,143,969
Series 2020-1, Class D
2.48%, due 3/16/26	1,000,000	957,839
Series 2020-1, Class E
3.52%, due 6/15/27	2,590,000	2,358,956
Series 2019-2, Class E
4.52%, due 12/15/26	1,315,000	1,248,650
Series 2020-3, Class E
4.98%, due 12/15/27	1,090,000	998,294
GLS Auto Receivables Issuer Trust (a)
Series 2021-2A, Class D
1.42%, due 4/15/27	1,120,000	1,043,319
Series 2021-3A, Class D
1.48%, due 7/15/27	2,635,000	2,416,523
Series 2021-4A, Class D
2.48%, due 10/15/27	1,650,000	1,520,209
Series 2021-2A, Class E
2.87%, due 5/15/28	1,030,000	933,957
Series 2021-1A, Class E
3.14%, due 1/18/28	1,080,000	1,017,631
Series 2021-3A, Class E
3.20%, due 10/16/28	2,485,000	2,241,544
Series 2020-1A, Class D
3.68%, due 11/16/26	1,070,000	1,035,658
Series 2019-3A, Class D
3.84%, due 5/15/26	1,800,000	1,769,850
Hertz Vehicle Financing III LP (a)
Series 2021-2A, Class C
2.52%, due 12/27/27	3,285,000	2,845,703
Series 2021-2A, Class D
4.34%, due 12/27/27	2,450,000	2,130,756
Hertz Vehicle Financing LLC
Series 2021-1A, Class C
2.05%, due 12/26/25 (a)	870,000	815,036
Santander Drive Auto Receivables Trust
Series 2021-3, Class D
1.33%, due 9/15/27	550,000	514,828
Series 2021-4, Class D
1.67%, due 10/15/27	2,385,000	2,222,231
Series 2022-2, Class C
3.76%, due 7/16/29	1,635,000	1,558,862
		64,122,998

	Principal Amount	Value
Asset-Backed Securities
Credit Card Asset-Backed Security 0.1%
Golden Credit Card Trust
Series 2021-1A, Class C
1.74%, due 8/15/28 (a)	$ 510,000	$ 448,445
Home Equity Asset-Backed Securities 0.1%
First NLC Trust
Series 2007-1, Class A1
5.482% (1 Month SOFR + 0.184%), due 8/25/37 (a)(b)	233,810	116,760
GSAA Home Equity Trust
Series 2007-8, Class A3
6.312% (1 Month SOFR + 1.014%), due 8/25/37 (b)	31,388	30,242
J.P. Morgan Mortgage Acquisition Trust
Series 2007-HE1, Class AF1
4.409% (1 Month SOFR + 0.214%), due 3/25/47 (b)	81,387	49,389
Mastr Asset-Backed Securities Trust
Series 2006-HE4, Class A1
5.512% (1 Month SOFR + 0.214%), due 11/25/36 (b)	67,333	21,288
Morgan Stanley ABS Capital I, Inc. Trust (b)
Series 2007-HE4, Class A2A
5.522% (1 Month SOFR + 0.224%), due 2/25/37	71,672	22,092
Series 2007-HE7, Class M1
7.412% (1 Month SOFR + 2.114%), due 7/25/37	635,000	481,766
		721,537
Other Asset-Backed Securities 6.4%
American Airlines Pass-Through Trust
Series 2019-1, Class B
3.85%, due 2/15/28	768,172	666,097
Series 2021-1, Class B
3.95%, due 7/11/30	1,110,200	961,054
Series 2016-1, Class A
4.10%, due 1/15/28	850,237	772,405
AMSR Trust (a)
Series 2020-SFR4, Class A
1.355%, due 11/17/37	3,775,000	3,417,070
Series 2020-SFR5, Class A
1.379%, due 11/17/37	1,518,000	1,373,136
CF Hippolyta Issuer LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	1,029,873	927,572
Series 2021-1A, Class B1
1.98%, due 3/15/61	3,977,129	3,378,764
Series 2020-1, Class A2
1.99%, due 7/15/60	1,532,410	1,289,531
Series 2020-1, Class B1
2.28%, due 7/15/60	2,122,707	1,903,057
Series 2020-1, Class B2
2.60%, due 7/15/60	2,401,537	1,993,989

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	$ 19,192	$ 18,883
DB Master Finance LLC
Series 2021-1A, Class A23
2.791%, due 11/20/51 (a)	1,221,400	967,580
DLLAA LLC
Series 2023-1A, Class A3
5.64%, due 2/22/28 (a)	975,000	977,840
FirstKey Homes Trust (a)
Series 2020-SFR2, Class A
1.266%, due 10/19/37	2,336,067	2,110,161
Series 2021-SFR2, Class B
1.607%, due 9/17/38	805,000	700,362
Series 2021-SFR1, Class B
1.788%, due 8/17/38	2,345,000	2,046,450
Series 2020-SFR2, Class E
2.668%, due 10/19/37	1,650,000	1,501,010
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, due 7/25/33 (a)	941,699	875,459
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	1,701,079	1,505,829
Mosaic Solar Loan Trust
Series 2021-2A, Class B
2.09%, due 4/22/47 (a)	1,638,030	1,198,216
MVW LLC
Series 2021-1WA, Class B
1.44%, due 1/22/41 (a)	1,082,111	975,252
Navient Private Education Refi Loan Trust (a)
Series 2021-BA, Class A
0.94%, due 7/15/69	697,499	602,580
Series 2021-EA, Class B
2.03%, due 12/16/69	2,835,000	1,879,081
Series 2020-GA, Class B
2.50%, due 9/16/69	1,145,000	882,749
Series 2020-HA, Class B
2.78%, due 1/15/69	1,820,000	1,478,257
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	1,260,000	1,080,294
Series 2021-1, Class B1
2.41%, due 10/20/61	1,350,000	1,122,715
PFS Financing Corp.
Series 2022-D, Class B
4.90%, due 8/15/27 (a)	2,360,000	2,287,579

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Progress Residential Trust (a)
Series 2020-SFR3, Class B
1.495%, due 10/17/27	$ 1,400,000	$ 1,267,295
Series 2021-SFR4, Class B
1.808%, due 5/17/38	1,340,000	1,190,126
Sierra Timeshare Receivables Funding LLC
Series 2023-2A, Class C
7.30%, due 4/20/40 (a)	900,000	900,771
Taco Bell Funding LLC
Series 2021-1A, Class A23
2.542%, due 8/25/51 (a)	1,068,725	828,516
United Airlines Pass-Through Trust
Series 2023-1, Class A
5.80%, due 1/15/36	865,000	879,169
Series 2020-1, Class A
5.875%, due 10/15/27	1,041,321	1,036,139
		44,994,988
Total Asset-Backed Securities (Cost $118,020,539)		110,287,968
Corporate Bonds 35.7%
Agriculture 0.2%
BAT Capital Corp.
3.734%, due 9/25/40	1,095,000	778,865
BAT International Finance plc
4.448%, due 3/16/28	755,000	722,374
		1,501,239
Airlines 1.1%
American Airlines, Inc. (a)
5.50%, due 4/20/26	1,008,333	993,221
5.75%, due 4/20/29	2,450,000	2,371,890
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	631,007	618,478
4.75%, due 10/20/28	2,665,000	2,579,328
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	1,216,000	1,215,932
		7,778,849
Auto Manufacturers 1.9%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	1,005,000	942,364
4.125%, due 8/17/27	1,295,000	1,185,002
6.80%, due 5/12/28 (c)	2,105,000	2,124,343
6.95%, due 3/6/26	1,195,000	1,206,783
7.20%, due 6/10/30	960,000	984,384

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers
General Motors Co.
5.60%, due 10/15/32 (c)	$ 625,000	$ 612,091
General Motors Financial Co., Inc.
2.35%, due 1/8/31	1,178,000	933,841
2.70%, due 6/10/31	1,525,000	1,225,463
4.30%, due 4/6/29	1,090,000	1,013,669
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	3,610,000	3,144,743
		13,372,683
Auto Parts & Equipment 0.2%
Dana, Inc.
4.50%, due 2/15/32	1,840,000	1,533,811
Banks 11.4%
Banco Santander SA
4.175% (1 Year Treasury Constant Maturity Rate + 2.00%), due 3/24/28 (b)	2,400,000	2,260,907
6.921%, due 8/8/33	1,000,000	1,000,000
Bank of America Corp.
2.087%, due 6/14/29 (d)	1,275,000	1,093,921
3.384%, due 4/2/26 (d)	1,700,000	1,635,151
Series MM
4.30%, due 1/28/25 (d)(e)	1,516,000	1,372,703
8.57%, due 11/15/24	1,645,000	1,696,225
Barclays plc (b)(e)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	2,380,000	1,730,835
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	1,315,000	1,222,950
BNP Paribas SA (a)
3.052%, due 1/13/31 (d)	1,605,000	1,374,499
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(e)	1,315,000	1,106,348
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(e)	1,610,000	1,231,213
7.75% (5 Year Treasury Constant Maturity Rate + 4.899%), due 8/16/29 (b)(e)	960,000	955,584
BPCE SA (a)
2.045%, due 10/19/27 (d)	2,240,000	1,981,806
5.125%, due 1/18/28	1,235,000	1,215,030
Citigroup, Inc.
2.52%, due 11/3/32 (d)	2,115,000	1,702,231
Series Y
4.15% (5 Year Treasury Constant Maturity Rate + 3.00%), due 11/15/26 (b)(e)	1,395,000	1,168,312
Series M
6.30%, due 5/15/24 (d)(e)	3,260,000	3,190,725
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(e)	2,370,000	1,934,868
Deutsche Bank AG
3.035%, due 5/28/32 (d)	460,000	367,200
4.875% (USISDA05 + 2.553%), due 12/1/32 (b)	3,390,000	2,974,879
Fifth Third Bancorp
6.339%, due 7/27/29 (d)	930,000	946,920

	Principal Amount	Value
Corporate Bonds
Banks
First Horizon Bank
5.75%, due 5/1/30	$ 1,673,000	$ 1,491,679
Freedom Mortgage Corp.
7.625%, due 5/1/26 (a)	895,000	818,760
Goldman Sachs Group, Inc. (The)
1.948%, due 10/21/27 (d)	3,260,000	2,907,662
Series V
4.125% (5 Year Treasury Constant Maturity Rate + 2.949%), due 11/10/26 (b)(e)	980,000	833,115
Intesa Sanpaolo SpA
4.198% (1 Year Treasury Constant Maturity Rate + 2.60%), due 6/1/32 (a)(b)	3,430,000	2,641,448
JPMorgan Chase & Co. (d)
1.764%, due 11/19/31	2,897,000	2,286,957
Series HH
4.60%, due 2/1/25 (e)	629,000	594,405
KeyBank NA
4.15%, due 8/8/25	1,585,000	1,516,841
Lloyds Banking Group plc
4.582%, due 12/10/25	1,365,000	1,315,913
4.65%, due 3/24/26	1,985,000	1,913,522
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	995,000	936,177
Macquarie Group Ltd.
2.871%, due 1/14/33 (a)(d)	1,490,000	1,182,400
Morgan Stanley (d)
2.484%, due 9/16/36	2,170,000	1,663,526
2.511%, due 10/20/32	3,225,000	2,600,503
NatWest Group plc (b)
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28	2,145,000	1,933,391
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (e)	2,650,000	1,882,521
5.847% (1 Year Treasury Constant Maturity Rate + 1.35%), due 3/2/27	1,595,000	1,585,693
Popular, Inc.
6.125%, due 9/14/23	1,582,000	1,577,381
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (d)	1,315,000	1,320,744
Societe Generale SA (a)(b)(e)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	1,240,000	1,042,369
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,920,000	1,531,392
Sumitomo Mitsui Trust Bank Ltd.
5.65%, due 3/9/26 (a)	1,755,000	1,759,770
Synchrony Bank
5.40%, due 8/22/25	1,805,000	1,738,402
UBS Group AG (a)
3.091%, due 5/14/32 (d)	885,000	731,049
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(e)	2,555,000	1,906,158
6.442%, due 8/11/28 (d)	1,325,000	1,345,377
Wells Fargo & Co.
3.35%, due 3/2/33 (d)	2,330,000	1,994,747
3.584%, due 5/22/28 (d)	380,000	354,847
5.557%, due 7/25/34 (d)	715,000	717,820

	Principal Amount	Value
Corporate Bonds
Banks
Wells Fargo & Co.
Series S
5.90%, due 6/15/24 (b)(e)	$ 3,295,000	$ 3,261,061
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	1,692,000	1,302,586
		80,850,523
Building Materials 0.4%
CEMEX Materials LLC
7.70%, due 7/21/25 (a)	2,490,000	2,517,390
Chemicals 0.4%
Alpek SAB de CV
3.25%, due 2/25/31 (a)	1,255,000	1,013,217
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	1,650,000	1,514,864
		2,528,081
Commercial Services 0.3%
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	1,640,000	1,497,966
California Institute of Technology
3.65%, due 9/1/2119	1,118,000	748,108
		2,246,074
Computers 0.9%
Dell International LLC
5.25%, due 2/1/28	2,880,000	2,886,205
8.10%, due 7/15/36	879,000	1,023,190
NCR Corp.
5.00%, due 10/1/28 (a)	2,339,000	2,115,831
		6,025,226
Diversified Financial Services 3.4%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	1,650,000	1,439,591
Air Lease Corp.
2.30%, due 2/1/25	3,275,000	3,098,339
3.25%, due 3/1/25	4,000,000	3,832,598
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(b)(e)	2,030,000	1,532,650
Ally Financial, Inc.
5.75%, due 11/20/25	3,820,000	3,704,302
8.00%, due 11/1/31	1,890,000	2,005,287
Avolon Holdings Funding Ltd.
3.25%, due 2/15/27 (a)	2,125,000	1,907,144
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	2,565,000	2,336,494

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Capital One Financial Corp.
6.312%, due 6/8/29 (d)	$ 1,860,000	$ 1,867,027
Nomura Holdings, Inc.
5.099%, due 7/3/25	1,660,000	1,635,500
OneMain Finance Corp.
3.50%, due 1/15/27	1,100,000	951,140
		24,310,072
Electric 3.1%
AEP Texas, Inc.
4.70%, due 5/15/32 (c)	1,175,000	1,126,657
American Electric Power Co., Inc.
5.625%, due 3/1/33	1,765,000	1,796,924
Calpine Corp.
5.125%, due 3/15/28 (a)	1,185,000	1,074,603
Dominion Energy, Inc.
Series C
4.35% (5 Year Treasury Constant Maturity Rate + 3.195%), due 1/15/27 (b)(e)	780,000	669,552
Duke Energy Carolinas LLC
4.95%, due 1/15/33	1,160,000	1,154,365
Edison International
Series B
5.00% (5 Year Treasury Constant Maturity Rate + 3.901%), due 12/15/26 (b)(e)	2,690,000	2,324,083
Georgia Power Co.
4.95%, due 5/17/33	1,770,000	1,743,971
Ohio Power Co.
Series R
2.90%, due 10/1/51	955,000	622,280
Pacific Gas and Electric Co.
3.50%, due 8/1/50	1,855,000	1,201,447
Sempra
4.125% (5 Year Treasury Constant Maturity Rate + 2.868%), due 4/1/52 (b)	2,150,000	1,765,567
Southern California Edison Co.
5.30%, due 3/1/28	2,245,000	2,259,552
WEC Energy Group, Inc.
7.433% (3 Month LIBOR + 2.113%), due 5/15/67 (b)	5,495,000	4,714,710
Xcel Energy, Inc.
5.45%, due 8/15/33	1,330,000	1,328,231
		21,781,942
Electronics 0.3%
Arrow Electronics, Inc.
6.125%, due 3/1/26	1,760,000	1,756,853
Environmental Control 0.2%
Covanta Holding Corp.
4.875%, due 12/1/29 (a)	950,000	838,958

	Principal Amount	Value
Corporate Bonds
Environmental Control
Stericycle, Inc.
3.875%, due 1/15/29 (a)	$ 630,000	$ 553,007
		1,391,965
Food 0.5%
JBS USA LUX SA
5.75%, due 4/1/33 (a)	2,140,000	2,056,578
Kraft Heinz Foods Co.
5.00%, due 7/15/35	583,000	575,491
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)	1,520,000	1,212,157
		3,844,226
Gas 0.7%
National Fuel Gas Co.
2.95%, due 3/1/31	1,695,000	1,381,982
5.50%, due 10/1/26	1,395,000	1,382,407
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	1,070,000	962,563
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	1,500,000	1,004,229
		4,731,181
Home Builders 0.0% ‡
Toll Brothers Finance Corp.
4.35%, due 2/15/28	303,000	286,586
Household Products & Wares 0.4%
Kronos Acquisition Holdings, Inc.
5.00%, due 12/31/26 (a)(c)	2,770,000	2,576,100
Insurance 0.9%
Lincoln National Corp.
7.688% (3 Month LIBOR + 2.358%), due 5/17/66 (b)	3,537,000	2,528,955
NMI Holdings, Inc.
7.375%, due 6/1/25 (a)	685,000	691,730
Protective Life Corp.
8.45%, due 10/15/39	2,476,000	2,898,669
Willis North America, Inc.
3.875%, due 9/15/49	425,000	308,181
		6,427,535
Internet 0.3%
Expedia Group, Inc.
3.25%, due 2/15/30	2,345,000	2,062,808

	Principal Amount	Value
Corporate Bonds
Lodging 1.1%
Hyatt Hotels Corp.
1.80%, due 10/1/24	$ 3,920,000	$ 3,754,211
Marriott International, Inc.
3.75%, due 10/1/25	4,253,000	4,108,083
		7,862,294
Media 0.4%
CCO Holdings LLC
4.75%, due 3/1/30 (a)	825,000	715,083
DISH DBS Corp.
5.75%, due 12/1/28 (a)	1,250,000	961,898
Grupo Televisa SAB
5.25%, due 5/24/49	1,335,000	1,189,970
		2,866,951
Miscellaneous—Manufacturing 0.3%
Textron Financial Corp.
7.056% (3 Month LIBOR + 1.735%), due 2/15/42 (a)(b)	2,905,000	2,178,750
Oil & Gas 0.1%
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (a)(f)	850,000	663,000
Packaging & Containers 0.3%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	1,240,000	1,199,093
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	840,000	835,234
		2,034,327
Pharmaceuticals 0.3%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	221,000	199,931
4.75%, due 5/9/27	2,345,000	2,185,932
7.875%, due 9/15/29	10,000	10,410
		2,396,273
Pipelines 3.8%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,710,000	1,339,283
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,570,000	2,227,572
DCP Midstream Operating LP
3.25%, due 2/15/32	3,090,000	2,619,949
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,715,000	1,507,764
Enbridge, Inc.
5.70%, due 3/8/33	1,250,000	1,267,148

	Principal Amount	Value
Corporate Bonds
Pipelines
Enbridge, Inc.
5.969%, due 3/8/26	$ 2,355,000	$ 2,358,625
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (b)(e)	2,520,000	2,282,634
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	750,000	733,206
Enterprise Products Operating LLC
3.95%, due 1/31/60	1,155,000	881,387
4.20%, due 1/31/50	520,000	429,961
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	1,540,000	1,228,826
Hess Midstream Operations LP (a)
4.25%, due 2/15/30	2,630,000	2,307,825
5.625%, due 2/15/26	367,000	361,495
Kinder Morgan, Inc.
7.75%, due 1/15/32	2,035,000	2,317,172
MPLX LP
4.00%, due 3/15/28	560,000	529,455
Plains All American Pipeline LP
3.80%, due 9/15/30	1,040,000	931,505
Sabine Pass Liquefaction LLC
5.75%, due 5/15/24	445,000	444,136
Targa Resources Corp.
4.20%, due 2/1/33	725,000	647,532
Western Midstream Operating LP
5.50%, due 2/1/50 (g)	1,800,000	1,526,544
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,425,000	991,338
		26,933,357
Real Estate Investment Trusts 0.8%
GLP Capital LP
3.35%, due 9/1/24	1,535,000	1,488,732
Iron Mountain, Inc. (a)
4.875%, due 9/15/29	1,686,000	1,520,805
5.25%, due 7/15/30	165,000	149,160
Starwood Property Trust, Inc.
3.625%, due 7/15/26 (a)	3,172,000	2,807,346
		5,966,043
Retail 0.3%
AutoNation, Inc.
4.75%, due 6/1/30	1,210,000	1,138,626
Nordstrom, Inc.
4.25%, due 8/1/31	1,635,000	1,289,361
		2,427,987

	Principal Amount	Value
Corporate Bonds
Semiconductors 0.3%
Broadcom, Inc. (a)
3.469%, due 4/15/34	$ 2,040,000	$ 1,673,227
3.75%, due 2/15/51	620,000	452,657
		2,125,884
Telecommunications 1.2%
Altice France SA
5.125%, due 7/15/29 (a)	2,405,000	1,684,258
AT&T, Inc.
3.50%, due 9/15/53	1,485,000	1,007,157
5.40%, due 2/15/34	1,660,000	1,633,109
Sprint LLC
7.875%, due 9/15/23	3,620,000	3,623,005
T-Mobile USA, Inc.
2.625%, due 2/15/29	660,000	574,265
		8,521,794
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP
6.05%, due 8/1/28 (a)	1,260,000	1,263,701
Total Corporate Bonds (Cost $280,253,932)		252,763,505
Foreign Government Bonds 1.9%
Brazil 0.1%
Brazil Government Bond
3.75%, due 9/12/31 (c)	525,000	456,678
Chile 0.3%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	2,540,000	2,141,700
Colombia 0.3%
Colombia Government Bond
3.25%, due 4/22/32	2,335,000	1,785,725
4.50%, due 1/28/26 (c)	500,000	480,666
		2,266,391
Mexico 1.2%
Comision Federal de Electricidad (a)
3.875%, due 7/26/33	2,385,000	1,865,347
4.677%, due 2/9/51	1,855,000	1,271,436

	Principal Amount	Value
Foreign Government Bonds
Mexico
Petroleos Mexicanos
6.50%, due 3/13/27	$ 2,535,000	$ 2,254,372
6.75%, due 9/21/47	4,835,000	3,111,399
		8,502,554
Total Foreign Government Bonds (Cost $17,354,788)		13,367,323
Loan Assignments 0.1%
Diversified/Conglomerate Service 0.1%
TruGreen LP (b)
First Lien Second Refinancing Term Loan
9.419% (1 Month SOFR + 4.00%), due 11/2/27	762,166	707,862
Second Lien Initial Term Loan
14.131% (3 Month SOFR + 8.50%), due 11/2/28	450,000	261,750
		969,612
Total Loan Assignments (Cost $1,200,864)		969,612
Mortgage-Backed Securities 32.3%
Agency (Collateralized Mortgage Obligations) 7.3%
FHLMC
REMIC, Series 4660
(zero coupon), due 1/15/33	1,921,346	1,444,202
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	2,550,000	1,782,500
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(h)	3,272,622	77,662
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(h)	2,669,942	59,139
REMIC, Series 5326
(zero coupon), due 8/25/53	810,000	645,121
REMIC, Series 4839, Class WO
(zero coupon), due 8/15/56	1,055,848	729,517
REMIC, Series 4993, Class KS
0.867% (SOFR 30A + 5.936%), due 7/25/50 (b)(h)	4,828,594	611,040
REMIC, Series 5031, Class IQ
2.50%, due 10/25/50 (h)	1,607,510	219,048
REMIC, Series 5038, Class IB
2.50%, due 10/25/50 (h)	1,049,587	154,407
REMIC, Series 5149, Class LI
2.50%, due 10/25/51 (h)	3,962,765	497,345
REMIC, Series 5205, Class KI
3.00%, due 12/25/48 (h)	1,830,707	196,716
REMIC, Series 5152, Class BI
3.00%, due 7/25/50 (h)	3,618,057	598,504

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (h)	$ 1,363,285	$ 220,427
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (h)	1,778,727	272,838
REMIC, Series 5155, Class KI
3.00%, due 10/25/51 (h)	4,545,470	623,934
REMIC, Series 5160
3.00%, due 10/25/51 (h)	2,230,478	264,795
REMIC, Series 5167, Class GI
3.00%, due 11/25/51 (h)	4,193,304	667,848
REMIC, Series 5191
3.50%, due 9/25/50 (h)	2,270,604	412,905
REMIC, Series 5036
3.50%, due 11/25/50 (h)	2,637,198	507,244
REMIC, Series 5040
3.50%, due 11/25/50 (h)	1,436,691	227,822
FHLMC, Strips
Series 311
(zero coupon), due 8/15/43	724,885	539,904
Series 311, Class S1
0.768% (SOFR 30A + 5.836%), due 8/15/43 (b)(h)	2,224,329	217,451
Series 389, Class C35
2.00%, due 6/15/52 (h)	3,610,675	449,640
FNMA
REMIC, Series 2021-81, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 12/25/51 (b)(h)	14,215,903	141,492
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (b)(h)	8,183,492	76,790
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (b)(h)	1,508,475	13,052
REMIC, Series 2022-10, Class SA
0.681% (SOFR 30A + 5.75%), due 2/25/52 (b)(h)	2,379,381	283,193
REMIC, Series 2021-40, Class SI
0.767% (SOFR 30A + 5.836%), due 9/25/47 (b)(h)	2,919,259	263,206
REMIC, Series 2016-57, Class SN
0.867% (SOFR 30A + 5.936%), due 6/25/46 (b)(h)	2,229,833	223,054
REMIC, Series 2019-32, Class SB
0.867% (SOFR 30A + 5.936%), due 6/25/49 (b)(h)	1,728,389	161,800
REMIC, Series 2020-23, Class PS
0.867% (SOFR 30A + 5.936%), due 2/25/50 (b)(h)	2,694,422	292,562
REMIC, Series 2016-19, Class SD
0.917% (SOFR 30A + 5.986%), due 4/25/46 (b)(h)	4,983,620	341,284
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (h)	1,601,936	228,200
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (h)	1,926,640	282,237

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2021-95, Class KI
2.50%, due 4/25/51 (h)	$ 5,568,669	$ 753,863
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (h)	753,130	89,523
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (h)	4,049,349	657,647
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (h)	2,491,066	485,410
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	1,533,278	1,396,050
FNMA, Strips (h)
REMIC, Series 426, Class C32
1.50%, due 2/25/52	6,983,798	654,837
REMIC, Series 427, Class C77
2.50%, due 9/25/51	4,548,751	660,979
GNMA
Series 2019-136, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 11/20/49 (b)(h)	654,757	7,228
Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(h)	3,728,428	45,087
Series 2020-129, Class SB
(zero coupon) (1 Month SOFR + 3.086%), due 9/20/50 (b)(h)	5,253,821	70,827
Series 2021-97, Class SD
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(h)	11,780,034	139,661
Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(h)	3,946,962	112,815
Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(h)	9,142,848	117,020
Series 2021-213, Class ES
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(h)	12,402,131	82,322
Series 2022-19, Class SG
(zero coupon) (SOFR 30A + 2.45%), due 1/20/52 (b)(h)	7,132,724	57,018
Series 2022-24, Class SC
(zero coupon) (SOFR 30A + 2.37%), due 2/20/52 (b)(h)	48,103,504	320,966
Series 2022-121, Class SG
(zero coupon) (SOFR 30A + 3.97%), due 7/20/52 (b)(h)	9,387,949	178,287
Series 2023-56
(zero coupon), due 7/20/52	2,131,629	1,891,774
Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,983,329	1,494,786
Series 2023-53
(zero coupon), due 4/20/53	929,635	734,820
Series 2020-34, Class SC
0.681% (1 Month SOFR + 5.936%), due 3/20/50 (b)(h)	2,301,997	243,836
Series 2020-146, Class SA
0.931% (1 Month SOFR + 6.186%), due 10/20/50 (b)(h)	2,762,412	334,290

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2020-167, Class SN
0.931% (1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	$ 1,432,254	$ 164,749
Series 2021-179, Class SA
0.931% (1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	4,247,321	497,134
Series 2020-189, Class NS
0.931% (1 Month SOFR + 6.186%), due 12/20/50 (b)(h)	4,565,206	563,976
Series 2020-189, Class SU
0.931% (1 Month SOFR + 6.186%), due 12/20/50 (b)(h)	886,951	111,515
Series 2021-46, Class TS
0.931% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	2,072,204	246,807
Series 2021-57, Class SA
0.931% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	3,286,435	384,841
Series 2021-57, Class SD
0.931% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	4,322,321	502,524
Series 2021-96, Class NS
0.931% (1 Month SOFR + 6.186%), due 6/20/51 (b)(h)	6,205,200	716,532
Series 2021-96, Class SN
0.931% (1 Month SOFR + 6.186%), due 6/20/51 (b)(h)	3,673,091	409,827
Series 2021-122, Class HS
0.931% (1 Month SOFR + 6.186%), due 7/20/51 (b)(h)	3,417,584	430,810
Series 2022-137, Class S
0.931% (1 Month SOFR + 6.186%), due 7/20/51 (b)(h)	3,695,397	425,763
Series 2021-135, Class GS
0.931% (1 Month SOFR + 6.186%), due 8/20/51 (b)(h)	7,122,476	842,430
Series 2021-96, Class JS
0.981% (1 Month SOFR + 6.236%), due 6/20/51 (b)(h)	3,496,121	346,758
Series 2020-166, Class CA
1.00%, due 11/20/50	2,157,388	1,585,198
Series 2023-60, Class ES
1.063% (SOFR 30A + 11.20%), due 4/20/53 (b)	2,275,844	2,052,178
Series 2023-86, Class SE
1.582% (SOFR 30A + 6.65%), due 9/20/50 (b)(h)	2,743,853	340,094
Series 2020-146, Class LI
2.00%, due 10/20/50 (h)	7,113,923	775,982
Series 2021-41, Class FS
2.00% (SOFR 30A + 0.20%), due 10/20/50 (b)(h)	4,355,240	415,403
Series 2020-166, Class IC
2.00%, due 11/20/50 (h)	1,418,855	143,711
Series 2020-176, Class AI
2.00%, due 11/20/50 (h)	8,292,823	818,998
Series 2020-185, Class BI
2.00%, due 12/20/50 (h)	2,158,487	239,631
Series 2020-188
2.00%, due 12/20/50 (h)	3,301,039	336,627
Series 2021-30, Class HI
2.00%, due 2/20/51 (h)	6,464,709	669,499

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2021-57, Class AI
2.00%, due 2/20/51 (h)	$ 4,509,832	$ 449,700
Series 2021-49, Class YI
2.00%, due 3/20/51 (h)	647,476	69,994
Series 2021-205, Class GA
2.00%, due 11/20/51	579,749	476,206
Series 2023-66, Class MP
2.163% (SOFR 30A + 12.30%), due 5/20/53 (b)	2,212,719	2,045,531
Series 2021-97, Class IN
2.50%, due 8/20/49 (h)	8,531,263	868,019
Series 2019-159, Class P
2.50%, due 9/20/49	1,115,975	962,663
Series 2022-1, Class IA
2.50%, due 6/20/50 (h)	756,977	100,307
Series 2020-122, Class IW
2.50%, due 7/20/50 (h)	2,674,206	345,108
Series 2020-151, Class TI
2.50%, due 10/20/50 (h)	2,494,969	324,513
Series 2021-56, Class FE
2.50% (SOFR 30A + 0.20%), due 10/20/50 (b)(h)	4,278,362	496,773
Series 2020-173, Class EI
2.50%, due 11/20/50 (h)	2,799,909	378,458
Series 2021-1, Class PI
2.50%, due 12/20/50 (h)	1,301,897	165,594
Series 2021-137, Class HI
2.50%, due 8/20/51 (h)	3,054,987	417,805
Series 2021-149, Class CI
2.50%, due 8/20/51 (h)	3,863,000	499,020
Series 2021-188
2.50%, due 10/20/51 (h)	4,475,659	664,437
Series 2022-83
2.50%, due 11/20/51 (h)	3,462,181	452,126
Series 2021-1, Class IT
3.00%, due 1/20/51 (h)	4,342,399	642,202
Series 2021-74, Class HI
3.00%, due 4/20/51 (h)	537,103	77,183
Series 2021-97, Class FA
3.00% (SOFR 30A + 0.40%), due 6/20/51 (b)	932,731	783,287
Series 2021-98, Class IN
3.00%, due 6/20/51 (h)	1,680,060	290,313
Series 2022-207
3.00%, due 8/20/51 (h)	3,190,095	485,501
Series 2021-158, Class NI
3.00%, due 9/20/51 (h)	4,654,224	691,648
Series 2021-177, Class IM
3.00%, due 10/20/51 (h)	2,986,463	400,719

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2023-19, Class CI
3.00%, due 11/20/51 (h)	$ 3,874,332	$ 550,863
Series 2023-63, Class MA
3.50%, due 5/20/50	1,579,805	1,429,980
Series 2021-146, Class IN
3.50%, due 8/20/51 (h)	3,115,506	487,029
		51,831,891
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 10.0%
BAMLL Commercial Mortgage Securities Trust (a)(b)
Series 2022-DKLX, Class E
9.349% (1 Month SOFR + 4.127%), due 1/15/39	1,095,000	1,047,601
Series 2022-DKLX, Class F
10.179% (1 Month SOFR + 4.957%), due 1/15/39	1,650,000	1,568,357
Bayview Commercial Asset Trust (a)(b)
Series 2005-3A, Class A1
5.732% (1 Month SOFR + 0.594%), due 11/25/35	662,151	599,593
Series 2006-4A, Class A1
5.757% (1 Month SOFR + 0.459%), due 12/25/36	8,315	7,675
BBCMS Mortgage Trust (a)(b)
Series 2018-TALL, Class A
6.141% (1 Month SOFR + 0.919%), due 3/15/37	750,000	683,131
Series 2018-TALL, Class B
6.39% (1 Month SOFR + 1.168%), due 3/15/37	1,295,000	1,073,890
BX Commercial Mortgage Trust (a)
Series 2020-VIV2, Class C
3.542%, due 3/9/44 (i)	975,000	797,402
Series 2020-VIV3, Class B
3.544%, due 3/9/44 (i)	1,270,000	1,068,341
Series 2020-VIVA, Class D
3.549%, due 3/11/44 (i)	1,960,000	1,555,143
Series 2021-VOLT, Class D
6.986% (1 Month SOFR + 1.764%), due 9/15/36 (b)	1,450,000	1,384,629
BX Trust (a)
Series 2019-OC11, Class B
3.605%, due 12/9/41	205,000	176,763
Series 2019-OC11, Class C
3.856%, due 12/9/41	1,145,000	978,167
Series 2019-OC11, Class D
3.944%, due 12/9/41 (i)	865,000	721,903
Series 2019-OC11, Class E
3.944%, due 12/9/41 (i)	3,475,000	2,786,572
Series 2023-LIFE, Class C
5.884%, due 2/15/28	500,000	474,152
Series 2021-MFM1, Class A
6.036% (1 Month SOFR + 0.814%), due 1/15/34 (b)	578,717	569,310

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Trust (a)
Series 2018-GW, Class C
6.739% (1 Month SOFR + 1.517%), due 5/15/35 (b)	$ 940,000	$ 927,019
Series 2021-LBA, Class DV
6.936% (1 Month SOFR + 1.714%), due 2/15/36 (b)	1,004,328	949,312
Series 2021-RISE, Class D
7.086% (1 Month SOFR + 1.864%), due 11/15/36 (b)	2,590,000	2,513,754
Series 2021-ARIA, Class E
7.581% (1 Month SOFR + 2.359%), due 10/15/36 (b)	3,400,000	3,161,485
BXHPP Trust (a)(b)
Series 2021-FILM, Class A
5.986% (1 Month SOFR + 0.764%), due 8/15/36	1,505,000	1,419,011
Series 2021-FILM, Class B
6.236% (1 Month SOFR + 1.014%), due 8/15/36	140,000	128,618
Series 2021-FILM, Class C
6.436% (1 Month SOFR + 1.214%), due 8/15/36	1,745,000	1,572,321
Series 2021-FILM, Class D
6.836% (1 Month SOFR + 1.614%), due 8/15/36	1,355,000	1,188,198
BXSC Commercial Mortgage Trust
Series 2022-WSS, Class D
8.41% (1 Month SOFR + 3.188%), due 3/15/35 (a)(b)	1,320,000	1,304,294
Commercial Mortgage Trust
Series 2012-CR4, Class AM
3.251%, due 10/15/45	1,050,000	910,875
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (a)	1,925,000	1,417,305
DROP Mortgage Trust
Series 2021-FILE, Class A
6.486% (1 Month SOFR + 1.264%), due 10/15/43 (a)(b)	1,700,000	1,555,120
Extended Stay America Trust (a)(b)
Series 2021-ESH, Class C
7.036% (1 Month SOFR + 1.814%), due 7/15/38	105,691	103,373
Series 2021-ESH, Class D
7.586% (1 Month SOFR + 2.364%), due 7/15/38	3,636,717	3,554,690
FREMF Mortgage Trust (a)(i)
Series 2017-K71, Class B
3.752%, due 11/25/50	475,000	436,670
Series 2017-K63, Class C
3.878%, due 2/25/50	1,275,000	1,183,471
Series 2018-K154, Class B
4.024%, due 11/25/32	1,750,000	1,493,500
Series 2018-K78, Class B
4.129%, due 6/25/51	970,000	904,138
Series 2018-K82, Class C
4.133%, due 9/25/28	1,485,000	1,356,542
Series 2018-K155, Class B
4.166%, due 4/25/33	2,135,000	1,846,719

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
FREMF Mortgage Trust (a)(i)
Series 2018-K81, Class B
4.173%, due 9/25/51	$ 465,000	$ 433,680
Series 2018-K81, Class C
4.173%, due 9/25/51	1,385,000	1,277,998
Series 2018-K84, Class C
4.186%, due 10/25/28	475,000	436,522
Series 2018-K76, Class C
4.208%, due 6/25/51	400,000	370,215
Series 2018-K80, Class C
4.232%, due 8/25/50	1,000,000	924,791
Series 2018-K86, Class C
4.294%, due 11/25/51	950,000	875,222
Series 2019-K88, Class C
4.383%, due 2/25/52	1,505,000	1,386,666
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	2,775,000	2,395,903
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2019-OSB, Class A
3.397%, due 6/5/39 (a)	1,155,000	993,896
Manhattan West Mortgage Trust
Series 2020-1MW, Class A
2.13%, due 9/10/39 (a)	2,301,000	1,972,762
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2019-01, Class M10
8.433% (SOFR 30A + 3.364%), due 10/25/49	3,275,112	3,224,053
Series 2020-01, Class M10
8.933% (SOFR 30A + 3.864%), due 3/25/50	2,810,000	2,702,153
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	3,425,000	2,790,748
SLG Office Trust (a)
Series 2021-OVA, Class A
2.585%, due 7/15/41	645,000	519,987
Series 2021-OVA, Class F
2.851%, due 7/15/41	1,510,000	1,045,106
SMRT
Series 2022-MINI, Class D
7.172% (1 Month SOFR + 1.95%), due 1/15/39 (a)(b)	2,650,000	2,530,509
Wells Fargo Commercial Mortgage Trust
Series 2018-AUS, Class A
4.058%, due 8/17/36 (a)(i)	1,985,000	1,790,822
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class AS
3.891%, due 8/15/47	2,175,000	2,066,501
		71,156,578

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations) 15.0%
Alternative Loan Trust
Series 2005-31, Class 1A1
5.692% (1 Month SOFR + 0.674%), due 8/25/35 (b)	$ 1,632,461	$ 1,449,130
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(h)(j)	47,828,617	461,168
Connecticut Avenue Securities Trust (a)(b)
Series 2021-R03, Class 1M2
6.719% (SOFR 30A + 1.65%), due 12/25/41	1,200,924	1,177,070
Series 2022-R01, Class 1M2
6.969% (SOFR 30A + 1.90%), due 12/25/41	675,000	664,479
Series 2020-R02, Class 2M2
7.183% (SOFR 30A + 2.114%), due 1/25/40	1,232,504	1,234,056
Series 2021-R01, Class 1B1
8.169% (SOFR 30A + 3.10%), due 10/25/41	4,195,000	4,219,347
Series 2022-R04, Class 1M2
8.169% (SOFR 30A + 3.10%), due 3/25/42	820,000	834,867
Series 2022-R01, Class 1B1
8.219% (SOFR 30A + 3.15%), due 12/25/41	1,480,000	1,487,792
Series 2020-SBT1, Class 1M2
8.833% (SOFR 30A + 3.764%), due 2/25/40	1,870,000	1,945,380
Series 2022-R02, Class 2B1
9.569% (SOFR 30A + 4.50%), due 1/25/42	2,955,000	3,049,937
Series 2020-SBT1, Class 1B1
11.933% (SOFR 30A + 6.864%), due 2/25/40	2,300,000	2,331,401
FHLMC STACR REMIC Trust (a)(b)
Series 2021-DNA6, Class M2
6.569% (SOFR 30A + 1.50%), due 10/25/41	1,041,000	1,023,435
Series 2022-DNA1, Class M1B
6.919% (SOFR 30A + 1.85%), due 1/25/42	1,650,000	1,617,000
Series 2020-DNA6, Class M2
7.069% (SOFR 30A + 2.00%), due 12/25/50	2,602,497	2,621,209
Series 2021-HQA2, Class M2
7.119% (SOFR 30A + 2.05%), due 12/25/33	3,665,000	3,605,517
Series 2021-HQA3, Class M2
7.169% (SOFR 30A + 2.10%), due 9/25/41	2,615,000	2,562,700
Series 2021-HQA1, Class M2
7.319% (SOFR 30A + 2.25%), due 8/25/33	2,690,574	2,681,127
Series 2020-HQA1, Class B1
7.533% (SOFR 30A + 2.464%), due 1/25/50	1,815,000	1,790,572
Series 2022-DNA1, Class M2
7.569% (SOFR 30A + 2.50%), due 1/25/42	1,435,000	1,417,250
Series 2020-DNA2, Class B1
7.683% (SOFR 30A + 2.614%), due 2/25/50	3,015,000	3,014,980
Series 2021-DNA1, Class B1
7.719% (SOFR 30A + 2.65%), due 1/25/51	2,185,000	2,141,977
Series 2021-HQA1, Class B1
8.069% (SOFR 30A + 3.00%), due 8/25/33	3,781,290	3,743,818

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(b)
Series 2020-DNA6, Class B1
8.069% (SOFR 30A + 3.00%), due 12/25/50	$ 1,805,000	$ 1,786,950
Series 2021-DNA5, Class B1
8.119% (SOFR 30A + 3.05%), due 1/25/34	3,395,000	3,405,626
Series 2021-HQA2, Class B1
8.219% (SOFR 30A + 3.15%), due 12/25/33	2,955,000	2,930,049
Series 2021-HQA3, Class B1
8.419% (SOFR 30A + 3.35%), due 9/25/41	2,870,000	2,859,297
Series 2021-DNA6, Class B1
8.469% (SOFR 30A + 3.40%), due 10/25/41	3,545,000	3,562,725
Series 2022-DNA1, Class B1
8.469% (SOFR 30A + 3.40%), due 1/25/42	3,690,295	3,692,586
Series 2021-DNA3, Class B1
8.569% (SOFR 30A + 3.50%), due 10/25/33	2,860,000	2,947,279
Series 2021-DNA7, Class B1
8.719% (SOFR 30A + 3.65%), due 11/25/41	2,790,000	2,826,311
Series 2022-DNA2, Class M2
8.819% (SOFR 30A + 3.75%), due 2/25/42	2,145,000	2,200,706
Series 2020-HQA1, Class B2
10.283% (SOFR 30A + 5.214%), due 1/25/50	1,665,000	1,664,984
FHLMC STACR Trust (a)(b)
Series 2019-DNA3, Class B1
8.433% (SOFR 30A + 3.364%), due 7/25/49	2,125,000	2,185,978
Series 2019-DNA2, Class B1
9.533% (SOFR 30A + 4.464%), due 3/25/49	895,000	950,934
Series 2019-DNA1, Class B1
9.833% (SOFR 30A + 4.764%), due 1/25/49	1,320,000	1,425,442
Series 2018-HQA2, Class B2
16.183% (SOFR 30A + 11.114%), due 10/25/48	2,220,000	2,778,810
FHLMC Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class B1
8.469% (SOFR 30A + 3.40%), due 8/25/33 (a)(b)	1,365,000	1,392,300
FNMA (b)
Series 2021-R02, Class 2M2
7.069% (SOFR 30A + 2.00%), due 11/25/41 (a)	505,000	495,976
Series 2021-R02, Class 2B1
8.369% (SOFR 30A + 3.30%), due 11/25/41 (a)	1,450,000	1,452,685
Series 2018-C01, Class 1B1
8.733% (SOFR 30A + 3.664%), due 7/25/30	3,460,000	3,641,018
Series 2017-C07, Class 1B1
9.183% (SOFR 30A + 4.114%), due 5/25/30	3,190,000	3,412,580
Series 2018-C06, Class 2B1
9.283% (SOFR 30A + 4.214%), due 3/25/31	2,015,000	2,171,612
Series 2018-C04, Class 2B1
9.683% (SOFR 30A + 4.614%), due 12/25/30	2,237,000	2,427,610

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Galton Funding Mortgage Trust
Series 2018-2, Class A51
4.50%, due 10/25/58 (a)(j)	$ 363,440	$ 344,335
GreenPoint Mortgage Funding Trust
Series 2007-AR3, Class A1
5.852% (1 Month SOFR + 0.554%), due 6/25/37 (b)	353,500	312,935
MASTR Alternative Loan Trust
Series 2005-6, Class 1A2
5.50%, due 12/25/35	1,211,277	854,905
Series 2005-5, Class 3A1
5.75%, due 8/25/35	1,444,454	766,434
New Residential Mortgage Loan Trust (a)
Series 2019-5A, Class B7
4.337%, due 8/25/59 (i)	2,339,855	1,382,558
Series 2019-4A, Class B6
4.636%, due 12/25/58 (j)	2,375,059	1,431,199
Series 2019-2A, Class B6
4.843%, due 12/25/57 (j)	1,069,734	682,072
Sequoia Mortgage Trust (a)
Series 2021-4, Class A1
0.166%, due 6/25/51 (h)(i)	35,161,890	290,975
Series 2018-7, Class B3
4.254%, due 9/25/48 (j)	1,346,572	1,133,397
STACR Trust
Series 2018-HRP2, Class B1
9.383% (SOFR 30A + 4.314%), due 2/25/47 (a)(b)	2,995,000	3,197,961
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A
5.262% (12 Month Monthly Treasury Average Index + 1.048%), due 8/25/46 (b)	528,441	435,076
		106,117,517
Total Mortgage-Backed Securities (Cost $236,373,512)		229,105,986
Municipal Bond 0.3%
California 0.3%
Regents of the University of California Medical Center, Pooled Revenue Bonds
Series N
3.006%, due 5/15/50	2,760,000	1,912,805
Total Municipal Bond (Cost $2,760,000)		1,912,805

	Principal Amount	Value
U.S. Government & Federal Agencies 12.7%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.5%
UMBS Pool, 20 Year
5.00%, due 7/1/43	$ 2,915,848	$ 2,867,572
UMBS Pool, 30 Year
5.50%, due 7/1/53	755,000	750,183
		3,617,755
Federal National Mortgage Association (Mortgage Pass-Through Securities) 4.1%
UMBS, 30 Year
4.00%, due 6/1/52	9,674,462	9,034,660
4.00%, due 7/1/52	3,165,033	2,955,716
5.00%, due 11/1/52	12,499,160	12,216,228
5.00%, due 3/1/53	142,459	139,151
5.00%, due 3/1/53	665,720	650,805
5.50%, due 11/1/52	953,839	950,168
5.50%, due 2/1/53	943,622	937,104
5.50%, due 6/1/53	434,397	431,667
6.00%, due 3/1/53	1,650,263	1,660,119
		28,975,618
United States Treasury Bonds 0.4%
U.S. Treasury Bonds
3.875%, due 5/15/43 (c)	3,150,000	3,011,203
United States Treasury Notes 7.7%
U.S. Treasury Notes
3.375%, due 5/15/33	13,540,000	12,915,890
4.75%, due 7/31/25	41,575,000	41,484,055
		54,399,945
Total U.S. Government & Federal Agencies (Cost $91,198,209)		90,004,521
Total Long-Term Bonds (Cost $747,161,844)		698,411,720

	Shares
Common Stocks 0.0% ‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc. (k)	14	83
Tobacco 0.0% ‡
Turning Point Brands, Inc.	6,802	162,228
Total Common Stocks (Cost $0)		162,311

	Shares	Value
Short-Term Investments 1.1%
Affiliated Investment Company 0.9%
MainStay U.S. Government Liquidity Fund, 5.075% (l)	6,731,138	$ 6,731,138
Unaffiliated Investment Company 0.2%
Goldman Sachs Financial Square Government Fund, 5.307% (l)(m)	1,292,897	1,292,897
Total Short-Term Investments (Cost $8,024,035)		8,024,035
Total Investments (Cost $755,185,879)	99.7%	706,598,066
Other Assets, Less Liabilities	0.3	1,941,065
Net Assets	100.0%	$ 708,539,131

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2023.
(c)	All or a portion of this security was held on loan. As of July 31, 2023, the aggregate market value of securities on loan was $4,261,894; the total market value of collateral held by the Fund was $4,379,911. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $3,087,014. The Fund received cash collateral with a value of $1,292,897.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2023.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Illiquid security—As of July 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $663,000, which represented 0.1% of the Fund’s net assets.
(g)	Step coupon—Rate shown was the rate in effect as of July 31, 2023.
(h)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(i)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2023.
(j)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2023.
(k)	Non-income producing security.
(l)	Current yield as of July 31, 2023.
(m)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 10,062	$ 186,976	$ (190,307)	$ —	$ —	$ 6,731	$ 219	$ —	6,731
Futures Contracts
As of July 31, 2023, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 10 Year Ultra Bonds	639	September 2023	$ 76,219,685	$ 74,753,016	$ (1,466,669)
U.S. Treasury Long Bonds	66	September 2023	8,367,855	8,212,875	(154,980)
U.S. Treasury Ultra Bonds	28	September 2023	3,790,951	3,702,125	(88,826)
Total Long Contracts					(1,710,475)
Short Contracts
U.S. Treasury 2 Year Notes	(794)	September 2023	(162,801,374)	(161,206,812)	1,594,562
U.S. Treasury 5 Year Notes	(648)	September 2023	(70,534,063)	(69,219,563)	1,314,500
U.S. Treasury 10 Year Notes	(162)	September 2023	(18,310,000)	(18,047,813)	262,187
Total Short Contracts					3,171,249
Net Unrealized Appreciation					$ 1,460,774

1.	As of July 31, 2023, cash in the amount of $1,271,836 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2023.

Abbreviation(s):
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
UMBS—Uniform Mortgage Backed Securities
USISDA—U.S. dollar International Swaps and Derivatives Association

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 110,287,968	$ —	$ 110,287,968
Corporate Bonds	—	252,763,505	—	252,763,505
Foreign Government Bonds	—	13,367,323	—	13,367,323
Loan Assignments	—	969,612	—	969,612
Mortgage-Backed Securities	—	229,105,986	—	229,105,986
Municipal Bond	—	1,912,805	—	1,912,805
U.S. Government & Federal Agencies	—	90,004,521	—	90,004,521
Total Long-Term Bonds	—	698,411,720	—	698,411,720
Common Stocks	162,311	—	—	162,311
Short-Term Investments
Affiliated Investment Company	6,731,138	—	—	6,731,138
Unaffiliated Investment Company	1,292,897	—	—	1,292,897
Total Short-Term Investments	8,024,035	—	—	8,024,035
Total Investments in Securities	8,186,346	698,411,720	—	706,598,066
Other Financial Instruments
Futures Contracts (b)	3,171,249	—	—	3,171,249
Total Investments in Securities and Other Financial Instruments	$ 11,357,595	$ 698,411,720	$ —	$ 709,769,315
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (1,710,475)	$ —	$ —	$ (1,710,475)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay WMC Value Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 98.9%
Aerospace & Defense 4.1%
General Dynamics Corp.	63,401	$ 14,175,195
L3Harris Technologies, Inc.	69,434	13,157,049
RTX Corp.	182,302	16,029,815
		43,362,059
Automobile Components 1.6%
Gentex Corp.	493,385	16,567,868
Banks 9.3%
JPMorgan Chase & Co.	252,210	39,839,092
M&T Bank Corp.	147,910	20,686,693
New York Community Bancorp, Inc. (a)	1,305,381	18,105,634
PNC Financial Services Group, Inc. (The)	137,488	18,820,732
		97,452,151
Beverages 1.3%
Keurig Dr Pepper, Inc.	386,806	13,155,272
Building Products 2.8%
Fortune Brands Innovations, Inc.	161,702	11,492,161
Johnson Controls International plc	261,293	18,172,928
		29,665,089
Capital Markets 8.1%
Ares Management Corp.	173,157	17,180,637
Blackstone, Inc.	103,645	10,860,959
Intercontinental Exchange, Inc.	116,586	13,384,073
LPL Financial Holdings, Inc.	42,685	9,790,232
Morgan Stanley	182,744	16,732,041
Raymond James Financial, Inc.	152,371	16,771,476
		84,719,418
Chemicals 1.0%
Axalta Coating Systems Ltd. (b)	320,717	10,262,944
Communications Equipment 4.1%
Cisco Systems, Inc.	535,924	27,889,485
F5, Inc. (b)	92,729	14,673,437
		42,562,922
Containers & Packaging 1.1%
Sealed Air Corp.	253,467	11,563,164
Distributors 1.3%
LKQ Corp.	248,654	13,623,753

	Shares	Value
Common Stocks
Diversified Consumer Services 1.2%
H&R Block, Inc.	384,508	$ 12,923,314
Electric Utilities 1.3%
Exelon Corp.	332,066	13,900,283
Electrical Equipment 1.3%
Emerson Electric Co.	154,849	14,145,456
Electronic Equipment, Instruments & Components 1.6%
Corning, Inc.	491,013	16,664,981
Entertainment 1.4%
Electronic Arts, Inc.	104,474	14,245,030
Financial Services 1.1%
Global Payments, Inc.	103,358	11,395,219
Food Products 1.6%
Archer-Daniels-Midland Co.	198,687	16,880,447
Gas Utilities 1.3%
Atmos Energy Corp.	113,608	13,827,230
Ground Transportation 1.1%
Knight-Swift Transportation Holdings, Inc.	184,183	11,189,117
Health Care Equipment & Supplies 3.1%
Becton Dickinson & Co.	63,521	17,698,221
Boston Scientific Corp. (b)	278,208	14,425,085
		32,123,306
Health Care Providers & Services 5.6%
Centene Corp. (b)	269,193	18,329,352
Elevance Health, Inc.	45,524	21,470,484
UnitedHealth Group, Inc.	37,417	18,946,846
		58,746,682
Health Care REITs 1.8%
Welltower, Inc.	223,857	18,389,853
Hotel & Resort REITs 1.2%
Host Hotels & Resorts, Inc.	691,070	12,715,688

	Shares	Value
Common Stocks
Household Durables 1.1%
Lennar Corp., Class A	89,790	$ 11,388,066
Independent Power and Renewable Electricity Producers 1.2%
AES Corp. (The)	592,201	12,809,308
Insurance 5.4%
American International Group, Inc.	311,658	18,786,744
Chubb Ltd.	83,582	17,084,997
MetLife, Inc.	329,742	20,763,854
		56,635,595
Interactive Media & Services 1.4%
Alphabet, Inc., Class C (b)	113,695	15,133,941
IT Services 1.0%
Amdocs Ltd.	115,858	10,848,943
Machinery 1.3%
Middleby Corp. (The) (b)	87,586	13,299,934
Media 1.2%
Omnicom Group, Inc.	148,477	12,564,124
Multi-Utilities 1.4%
Sempra	95,433	14,221,426
Oil, Gas & Consumable Fuels 8.2%
ConocoPhillips	198,197	23,331,751
Coterra Energy, Inc.	553,830	15,252,478
Diamondback Energy, Inc.	90,884	13,389,031
EOG Resources, Inc.	122,594	16,247,383
Phillips 66	160,588	17,913,591
		86,134,234
Personal Care Products 1.4%
Unilever plc, Sponsored ADR	271,210	14,572,113
Pharmaceuticals 8.2%
AstraZeneca plc, Sponsored ADR	192,415	13,796,156
Eli Lilly & Co.	21,647	9,839,644
Merck & Co., Inc.	228,743	24,395,441
Pfizer, Inc.	741,322	26,732,071
Roche Holding AG	34,919	10,835,481
		85,598,793

	Shares	Value
Common Stocks
Real Estate Management & Development 1.3%
CBRE Group, Inc., Class A (b)	159,079	$ 13,252,871
Semiconductors & Semiconductor Equipment 4.5%
Analog Devices, Inc.	77,950	15,553,364
NXP Semiconductors NV	66,736	14,880,793
QUALCOMM, Inc.	123,923	16,378,903
		46,813,060
Specialized REITs 1.4%
Gaming and Leisure Properties, Inc.	305,083	14,479,239
Specialty Retail 1.6%
GNC Holdings, Inc. (b)(c)(d)	15,319	—
Home Depot, Inc. (The)	32,008	10,685,551
Victoria's Secret & Co. (b)	313,661	6,426,914
		17,112,465
Total Common Stocks (Cost $909,474,483)		1,034,945,358
Short-Term Investment 1.1%
Affiliated Investment Company 1.1%
MainStay U.S. Government Liquidity Fund, 5.075% (e)	11,563,463	11,563,463
Total Short-Term Investment (Cost $11,563,463)		11,563,463
Total Investments (Cost $921,037,946)	100.0%	1,046,508,821
Other Assets, Less Liabilities	(0.0)‡	(401,497)
Net Assets	100.0%	$ 1,046,107,324

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of July 31, 2023, the aggregate market value of securities on loan was $4,103,204. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $4,186,978.
(b)	Non-income producing security.
(c)	Illiquid security—As of July 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of July 31, 2023.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 41,010	$ 114,275	$ (143,722)	$ —	$ —	$ 11,563	$ 526	$ —	11,563
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,034,945,358	$ —	$ —	$ 1,034,945,358
Short-Term Investment
Affiliated Investment Company	11,563,463	—	—	11,563,463
Total Investments in Securities	$ 1,046,508,821	$ —	$ —	$ 1,046,508,821

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Winslow Large Cap Growth Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 99.4%
Aerospace & Defense 1.2%
Boeing Co. (The) (a)	647,200	$ 154,583,720
Automobiles 0.5%
Tesla, Inc. (a)	254,000	67,927,220
Biotechnology 1.8%
Vertex Pharmaceuticals, Inc. (a)	677,100	238,569,414
Broadline Retail 5.2%
Amazon.com, Inc. (a)	5,208,700	696,299,016
Capital Markets 2.3%
Moody's Corp.	439,550	155,051,262
MSCI, Inc.	281,300	154,174,904
		309,226,166
Chemicals 2.1%
Linde plc	715,830	279,653,306
Consumer Staples Distribution & Retail 2.7%
Costco Wholesale Corp.	388,100	217,596,027
Dollar Tree, Inc. (a)	925,100	142,770,683
		360,366,710
Entertainment 0.9%
Netflix, Inc. (a)	263,300	115,580,801
Financial Services 4.2%
Mastercard, Inc., Class A	833,400	328,592,952
Visa, Inc., Class A	958,200	227,792,886
		556,385,838
Ground Transportation 1.5%
Uber Technologies, Inc. (a)	3,950,500	195,391,730
Health Care Equipment & Supplies 5.3%
Boston Scientific Corp. (a)	3,273,000	169,705,050
IDEXX Laboratories, Inc. (a)	269,300	149,388,789
Intuitive Surgical, Inc. (a)	1,200,290	389,374,076
		708,467,915
Health Care Providers & Services 1.7%
UnitedHealth Group, Inc.	445,300	225,486,561
Hotels, Restaurants & Leisure 4.3%
Chipotle Mexican Grill, Inc. (a)	138,870	272,501,824

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Hilton Worldwide Holdings, Inc.	920,800	$ 143,175,192
McDonald's Corp.	536,260	157,231,432
		572,908,448
Interactive Media & Services 10.5%
Alphabet, Inc. (a)
Class A	2,918,120	387,292,887
Class C	2,572,620	342,441,448

Meta Platforms, Inc., Class A (a)	2,068,000	658,864,800
		1,388,599,135
IT Services 1.3%
Gartner, Inc. (a)	475,240	168,040,112
Machinery 2.0%
Caterpillar, Inc.	249,800	66,239,466
Parker-Hannifin Corp.	489,700	200,781,897
		267,021,363
Pharmaceuticals 1.0%
Eli Lilly & Co.	282,200	128,274,010
Semiconductors & Semiconductor Equipment 17.3%
Advanced Micro Devices, Inc. (a)	1,720,200	196,790,880
Analog Devices, Inc.	653,440	130,380,883
ASML Holding NV (Registered)	488,170	349,729,870
Broadcom, Inc.	233,100	209,475,315
Lam Research Corp.	497,390	357,369,741
Monolithic Power Systems, Inc.	240,700	134,669,243
NVIDIA Corp.	1,978,450	924,509,900
		2,302,925,832
Software 22.1%
Atlassian Corp., Class A (a)	917,150	166,866,271
Microsoft Corp.	4,414,030	1,482,760,957
Salesforce, Inc. (a)	1,358,200	305,608,582
ServiceNow, Inc. (a)	820,010	478,065,830
Synopsys, Inc. (a)	470,200	212,436,360
Workday, Inc., Class A (a)	1,243,300	294,823,729
		2,940,561,729
Specialty Retail 1.1%
O'Reilly Automotive, Inc. (a)	150,820	139,627,648
Technology Hardware, Storage & Peripherals 7.8%
Apple, Inc.	5,293,880	1,039,982,726

	Shares	Value
Common Stocks
Textiles, Apparel & Luxury Goods 2.6%
Lululemon Athletica, Inc. (a)	430,600	$ 162,995,018
NIKE, Inc., Class B	1,658,700	183,103,893
		346,098,911
Total Common Stocks (Cost $8,740,087,956)		13,201,978,311
Short-Term Investment 0.5%
Affiliated Investment Company 0.5%
MainStay U.S. Government Liquidity Fund, 5.075% (b)(c)	71,349,404	71,349,404
Total Short-Term Investment (Cost $71,349,404)		71,349,404
Total Investments (Cost $8,811,437,360)	99.9%	13,273,327,715
Other Assets, Less Liabilities	0.1	7,851,575
Net Assets	100.0%	$ 13,281,179,290

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	As of July 31, 2023, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(c)	Current yield as of July 31, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 209,899	$ 1,565,830	$ (1,704,380)	$ —	$ —	$ 71,349	$ 2,131	$ —	71,349

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 13,201,978,311	$ —	$ —	$ 13,201,978,311
Short-Term Investment
Affiliated Investment Company	71,349,404	—	—	71,349,404
Total Investments in Securities	$ 13,273,327,715	$ —	$ —	$ 13,273,327,715

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The MainStay Funds
Notes to Portfolios of Investments July 31, 2023 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the MainStay Funds (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of July 31, 2023, is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2023, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy. No foreign equity securities held by the Funds as of July 31, 2023 were fair valued in such a manner.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy. No securities held by the Funds as of July 31, 2023, were fair valued in such a manner.
Equity securities, rights, warrants and shares of Exchange-Traded Funds ("ETFs") are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. No securities held by the Funds as of July 31, 2023 were fair valued utilizing significant unobservable inputs obtained from the pricing service.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under a Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with each Fund's procedures described above. The liquidity of each Fund's investments was determined as of July 31, 2023, and can change at any time. Illiquid investments as of July 31, 2023, are shown in the Portfolio of Investments.